Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	TM
Entity Registrant Name	TOYOTA MOTOR CORP/
Entity Central Index Key	0001094517
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,166,809,753

CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Current assets
Cash and cash equivalents	$ 20,431	¥ 1,679,200	¥ 2,080,709
Time deposits	977	80,301	203,874
Marketable securities	14,370	1,181,070	1,225,435
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥11,856 million in 2011 and ¥13,004 million ($158 million) in 2012	24,332	1,999,827	1,449,151
Finance receivables, net	50,065	4,114,897	4,136,805
Other receivables	4,971	408,547	306,201
Inventories	19,738	1,622,282	1,304,242
Deferred income taxes	8,744	718,687	605,884
Prepaid expenses and other current assets	6,283	516,378	517,454
Total current assets	149,911	12,321,189	11,829,755
Noncurrent finance receivables, net	68,165	5,602,462	5,556,746
Investments and other assets
Marketable securities and other securities investments	49,320	4,053,572	3,571,187
Affiliated companies	23,372	1,920,987	1,827,331
Employees receivables	688	56,524	62,158
Other	5,607	460,851	661,829
Total investments and other assets	78,987	6,491,934	6,122,505
Property, plant and equipment
Land	15,127	1,243,261	1,237,620
Buildings	44,542	3,660,912	3,635,605
Machinery and equipment	110,651	9,094,399	8,947,350
Vehicles and equipment on operating leases	31,334	2,575,353	2,491,946
Construction in progress	3,350	275,357	298,828
Total property, plant and equipment, at cost	205,004	16,849,282	16,611,349
Less - Accumulated depreciation	(129,139)	(10,613,902)	(10,302,189)
Total property, plant and equipment, net	75,865	6,235,380	6,309,160
Total assets	372,928	30,650,965	29,818,166
Current liabilities
Short-term borrowings	41,984	3,450,649	3,179,009
Current portion of long-term debt	30,571	2,512,620	2,772,827
Accounts payable	27,285	2,242,583	1,503,072
Other payables	7,654	629,093	579,326
Accrued expenses	22,248	1,828,523	1,773,233
Income taxes payable	1,628	133,778	112,801
Other current liabilities	11,976	984,328	870,722
Total current liabilities	143,346	11,781,574	10,790,990
Long-term liabilities
Long-term debt	73,516	6,042,277	6,449,220
Accrued pension and severance costs	8,619	708,402	668,022
Deferred income taxes	11,058	908,883	810,127
Other long-term liabilities	1,744	143,351	179,783
Total long-term liabilities	94,937	7,802,913	8,107,152
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2011 and 2012; issued: 3,447,997,492 shares in 2011 and 2012	4,831	397,050	397,050
Additional paid-in capital	6,700	550,650	505,760
Retained earnings	144,994	11,917,074	11,835,665
Accumulated other comprehensive income (loss)	(14,343)	(1,178,833)	(1,144,721)
Treasury stock, at cost, 312,298,805 shares in 2011 and 281,187,739 shares in 2012	(13,818)	(1,135,680)	(1,261,383)
Total Toyota Motor Corporation shareholders' equity	128,364	10,550,261	10,332,371
Noncontrolling interests	6,281	516,217	587,653
Total shareholders' equity	134,645	11,066,478	10,920,024
Commitments and contingencies
Total liabilities and shareholders' equity	$ 372,928	¥ 30,650,965	¥ 29,818,166

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Trade accounts and notes receivable, allowance for doubtful accounts	$ 158	¥ 13,004	¥ 11,856
Common stock, no par value	$ 0	¥ 0	¥ 0
Common stock, authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, issued	3,447,997,492	3,447,997,492	3,447,997,492
Treasury stock, shares	281,187,739	281,187,739	312,298,805

CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net revenues
Sales of products	$ 213,066	¥ 17,511,916	¥ 17,820,520	¥ 17,724,729
Financing operations	13,040	1,071,737	1,173,168	1,226,244
Total	226,106	18,583,653	18,993,688	18,950,973
Costs and expenses
Cost of products sold	192,188	15,795,918	15,985,783	15,971,496
Cost of financing operations	7,211	592,646	629,543	712,301
Selling, general and administrative	22,380	1,839,462	1,910,083	2,119,660
Total costs and expenses	221,779	18,228,026	18,525,409	18,803,457
Operating income	4,327	355,627	468,279	147,516
Other income (expense)
Interest and dividend income	1,215	99,865	90,771	78,224
Interest expense	(279)	(22,922)	(29,318)	(33,409)
Foreign exchange gain, net	452	37,105	14,305	68,251
Other income (loss), net	(448)	(36,802)	19,253	30,886
Total other income (expense)	940	77,246	95,011	143,952
Income before income taxes and equity in earnings of affiliated companies	5,267	432,873	563,290	291,468
Provision for income taxes	3,191	262,272	312,821	92,664
Equity in earnings of affiliated companies	2,405	197,701	215,016	45,408
Net income	4,481	368,302	465,485	244,212
Less: Net income attributable to noncontrolling interests	(1,031)	(84,743)	(57,302)	(34,756)
Net income attributable to Toyota Motor Corporation	$ 3,450	¥ 283,559	¥ 408,183	¥ 209,456
Net income attributable to Toyota Motor Corporation per share
- Basic	$ 1.1	¥ 90.21	¥ 130.17	¥ 66.79
- Diluted	$ 1.1	¥ 90.2	¥ 130.16	¥ 66.79
Cash dividends per share	$ 0.61	¥ 50	¥ 50	¥ 45

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) JPY (¥)	Treasury stock, at cost USD ($)	Treasury stock, at cost JPY (¥)	Total Toyota Motor Corporation shareholders' equity USD ($)	Total Toyota Motor Corporation shareholders' equity JPY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests JPY (¥)
Beginning Balance at Mar. 31, 2009		¥ 10,600,737		¥ 397,050		¥ 501,211		¥ 11,531,622		¥ (1,107,781)		¥ (1,260,895)		¥ 10,061,207		¥ 539,530
Equity transaction with noncontrolling interests and other		(4,864)				(2,116)								(2,116)		(2,748)
Issuance during the year		2,236				2,236								2,236
Comprehensive income
Net income		244,212						209,456						209,456		34,756
Other comprehensive income (loss)
Foreign currency translation adjustments		15,615								9,894				9,894		5,721
Unrealized gains or (losses) on securities, net of reclassification adjustments		180,502								176,407				176,407		4,095
Pension liability adjustments		74,743								74,645				74,645		98
Total comprehensive income		515,072												470,402		44,670
Dividends paid to Toyota Motor Corporation shareholders		(172,476)						(172,476)						(172,476)
Dividends paid to noncontrolling interests		(10,732)														(10,732)
Purchase and reissuance of common stock		470										470		470
Ending Balance at Mar. 31, 2010		10,930,443		397,050		501,331		11,568,602		(846,835)		(1,260,425)		10,359,723		570,720
Equity transaction with noncontrolling interests and other		7,493				2,310								2,310		5,183
Issuance during the year		2,119				2,119								2,119
Comprehensive income
Net income		465,485						408,183						408,183		57,302
Other comprehensive income (loss)
Foreign currency translation adjustments		(299,578)								(287,613)				(287,613)		(11,965)
Unrealized gains or (losses) on securities, net of reclassification adjustments		(27,657)								(26,058)				(26,058)		(1,599)
Pension liability adjustments		11,454								15,785				15,785		(4,331)
Total comprehensive income		149,704												110,297		39,407
Dividends paid to Toyota Motor Corporation shareholders		(141,120)						(141,120)						(141,120)
Dividends paid to noncontrolling interests		(27,657)														(27,657)
Purchase and reissuance of common stock		(958)										(958)		(958)
Ending Balance at Mar. 31, 2011	132,863	10,920,024	4,831	397,050	6,154	505,760	144,004	11,835,665	(13,928)	(1,144,721)	(15,348)	(1,261,383)	125,713	10,332,371	7,150	587,653
Equity transaction with noncontrolling interests and other	(31)	(2,562)			527	43,311	(552)	(45,365)	(79)	(6,503)	1,531	125,819	1,427	117,262	(1,458)	(119,824)
Issuance during the year	18	1,483			18	1,483							18	1,483
Comprehensive income
Net income	4,481	368,302					3,450	283,559					3,450	283,559	1,031	84,743
Other comprehensive income (loss)
Foreign currency translation adjustments	(1,135)	(93,292)							(1,067)	(87,729)			(1,067)	(87,729)	(68)	(5,563)
Unrealized gains or (losses) on securities, net of reclassification adjustments	1,603	131,794							1,573	129,328			1,573	129,328	30	2,466
Pension liability adjustments	(792)	(65,110)							(842)	(69,208)			(842)	(69,208)	50	4,098
Total comprehensive income	4,157	341,694											3,114	255,950	1,043	85,744
Dividends paid to Toyota Motor Corporation shareholders	(1,908)	(156,785)					(1,908)	(156,785)					(1,908)	(156,785)
Dividends paid to noncontrolling interests	(454)	(37,356)													(454)	(37,356)
Purchase and reissuance of common stock	0	(20)			1	96					(1)	(116)	0	(20)
Ending Balance at Mar. 31, 2012	$ 134,645	¥ 11,066,478	$ 4,831	¥ 397,050	$ 6,700	¥ 550,650	$ 144,994	¥ 11,917,074	$ (14,343)	¥ (1,178,833)	$ (13,818)	¥ (1,135,680)	$ 128,364	¥ 10,550,261	$ 6,281	¥ 516,217

CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash flows from operating activities
Net income	$ 4,481	¥ 368,302	¥ 465,485	¥ 244,212
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	12,992	1,067,830	1,175,573	1,414,569
Provision for doubtful accounts and credit losses	117	9,623	4,140	100,775
Pension and severance costs, less payments	203	16,711	(23,414)	1,254
Losses on disposal of fixed assets	408	33,528	36,214	46,937
Unrealized losses on available-for-sale securities, net	655	53,831	7,915	2,486
Deferred income taxes	78	6,395	85,710	25,537
Equity in earnings of affiliated companies	(2,405)	(197,701)	(215,016)	(45,408)
Changes in operating assets and liabilities, and other
(Increase) decrease in accounts and notes receivable	(7,123)	(585,464)	421,423	(576,711)
(Increase) decrease in inventories	(4,197)	(344,923)	51,808	56,059
(Increase) decrease in other current assets	(2,196)	(180,529)	38,307	97,494
Increase (decrease) in accounts payable	9,203	756,363	(406,210)	649,214
Increase (decrease) in accrued income taxes	255	20,943	(40,629)	102,207
Increase in other current liabilities	3,849	316,366	239,319	213,341
Other	1,352	111,160	183,384	226,564
Net cash provided by operating activities	17,672	1,452,435	2,024,009	2,558,530
Cash flows from investing activities
Additions to finance receivables	(101,390)	(8,333,248)	(8,438,785)	(7,806,201)
Collection of finance receivables	97,429	8,007,711	7,934,364	7,509,578
Proceeds from sales of finance receivables	657	53,999	69,576	8,390
Additions to fixed assets excluding equipment leased to others	(8,803)	(723,537)	(629,326)	(604,536)
Additions to equipment leased to others	(9,838)	(808,545)	(1,061,865)	(833,065)
Proceeds from sales of fixed assets excluding equipment leased to others	446	36,633	51,342	52,473
Proceeds from sales of equipment leased to others	5,248	431,313	486,695	465,092
Purchases of marketable securities and security investments	(38,614)	(3,173,634)	(4,421,807)	(2,412,182)
Proceeds from sales of marketable securities and security investments	1,973	162,160	189,037	77,025
Proceeds upon maturity of marketable securities and security investments	32,786	2,694,665	3,527,119	1,031,716
Payment for additional investments in affiliated companies, net of cash acquired	(2)	(147)	(299)	(1,020)
Changes in investments and other assets, and other	2,555	209,972	177,605	(337,454)
Net cash used in investing activities	(17,553)	(1,442,658)	(2,116,344)	(2,850,184)
Cash flows from financing activities
Proceeds from issuance of long-term debt	29,138	2,394,807	2,931,436	3,178,310
Payments of long-term debt	(34,889)	(2,867,572)	(2,489,632)	(2,938,202)
Increase (decrease) in short-term borrowings	3,792	311,651	162,260	(335,363)
Dividends paid	(1,908)	(156,785)	(141,120)	(172,476)
Purchase of common stock, and other	(456)	(37,448)	(28,617)	(10,251)
Net cash provided by (used in) financing activities	(4,323)	(355,347)	434,327	(277,982)
Effect of exchange rate changes on cash and cash equivalents	(681)	(55,939)	(127,029)	(8,898)
Net increase (decrease) in cash and cash equivalents	(4,885)	(401,509)	214,963	(578,534)
Cash and cash equivalents at beginning of year	25,316	2,080,709	1,865,746	2,444,280
Cash and cash equivalents at end of year	$ 20,431	¥ 1,679,200	¥ 2,080,709	¥ 1,865,746

Nature of operations	12 Months Ended
Mar. 31, 2012
Nature of operations

1. Nature of operations:

Toyota is primarily engaged in the design, manufacture, and sale of sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories throughout the world. In addition, Toyota provides financing, vehicle and equipment leasing and certain other financial services primarily to its dealers and their customers to support the sales of vehicles and other products manufactured by Toyota.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2012
Summary of significant accounting policies

2. Summary of significant accounting policies:

The parent company and its subsidiaries in Japan and its foreign subsidiaries maintain their records and prepare their financial statements in accordance with accounting principles generally accepted in Japan and those of their countries of domicile. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to U.S.GAAP.

Significant accounting policies after reflecting adjustments for the above are as follows:

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the parent company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to net realizable value if a decline in market value is determined other-than-temporary. Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost. The accounts of variable interest entities as defined by U.S.GAAP are included in the consolidated financial statements, if applicable.

Estimates -

The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, liabilities accrued for recalls and other safety measures, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on marketable securities, litigation liabilities and valuation allowance for deferred tax assets.

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.

Foreign currency receivables and payables are translated at appropriate year-end current exchange rates and the resulting transaction gains or losses are recorded in operations currently.

Revenue recognition -

Revenues from sales of vehicles and parts are generally recognized upon delivery which is considered to have occurred when the dealer has taken title to the product and the risk and reward of ownership have been substantively transferred, except as described below.

Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program.

Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in a manner similar to operating lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.

Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.

The sale of certain vehicles includes a determinable amount for the contract, which entitles customers to free vehicle maintenance. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract, which approximates the pattern of the related costs.

Other costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥304,375 million, ¥308,903 million and ¥304,713 million ($3,707 million) for the years ended March 31, 2010, 2011 and 2012, respectively.

Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.

In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Prior to the fourth quarter of fiscal 2010, amounts were accrued based on individual occurrences of recalls and other safety measures. During the fourth quarter of fiscal 2010, as a result of significant changes in facts and circumstances, Toyota has employed an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience and individual occurrences of recalls and other safety measures. This change resulted from Toyota’s fiscal 2010 experience with recalls and other safety measures changes in the operating processes such as the establishment of the Special Committee for Global Quality to address quality-related matters, as well as the broadening of the number of vehicles subject to recalls and other safety measures.

Litigation liabilities are established to cover probable losses on various lawsuits based on the information currently available. Attorneys’ fees are expensed as incurred.

Research and development costs are expensed as incurred. Research and development costs were ¥725,345 million, ¥730,340 million and ¥779,806 million ($9,488 million) for the years ended March 31, 2010, 2011 and 2012, respectively.

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable securities -

Marketable securities consist of debt and equity securities. Debt and equity securities designated as available-for-sale are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale are reduced to net realizable value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the company and Toyota’s ability and intent to retain its investment in the company for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined on the average-cost method, are reflected in the statement of income when realized.

Security investments in non-public companies -

Security investments in non-public companies are carried at cost as fair value is not readily determinable. If the value of a non-public security investment is estimated to have declined and such decline is judged to be other-than-temporary, Toyota recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Fair value is determined principally through the use of the latest financial information.

Finance receivables -

Finance receivables recorded on Toyota’s balance sheet are comprised of the unpaid principal balance, plus accrued interest, less charge-offs, net of any unearned income and deferred origination costs and the allowance for credit losses. Deferred origination costs are amortized so as to approximate a level rate of return over the term of the related contracts.

The determination of portfolio segments is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolio segments within finance receivables are as follows:

Retail receivables portfolio segment -

The retail receivables portfolio segment consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.

The contract periods of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse, which relieves the dealers from financial responsibility in the event of repossession.

Toyota classifies retail receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.

Finance lease receivables portfolio segment -

Toyota acquires new vehicle lease contracts originated primarily through dealers. The contract periods of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.

Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.

Toyota classifies finance lease receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks.

Wholesale and other dealer loan receivables portfolio segment -

Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies.

Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.

Toyota classifies wholesale and other dealer loan receivables portfolio segment into three classes of wholesale, real estate and working capital, based on the risk characteristics associated with the underlying finance receivables.

A receivable account balance is considered impaired when, based on current information and events, it is probable that Toyota will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying loan agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether a loan is impaired. Impaired finance receivables include certain nonaccrual receivables for which a specific reserve has been assessed. An account modified as a troubled debt restructuring is considered to be impaired. A troubled debt restructuring occurs when an account is modified through a concession to a borrower experiencing financial difficulty.

All classes of wholesale and other dealer loan receivables portfolio segment are placed on nonaccrual status when full payment of principal or interest is in doubt, or when principal or interest is 90 days or more contractually past due, whichever occurs first. Collateral dependent loans are placed on nonaccrual status if collateral is insufficient to cover principal and interest. Interest accrued but not collected at the date a receivable is placed on nonaccrual status is reversed against interest income. In addition, the amortization of net deferred fees is suspended.

Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Receivable balances are written-off against the allowance for credit losses when it is probable that a loss has been realized. Retail receivables class and finance lease receivables class are not placed generally on nonaccrual status when principal or interest is 90 days or more past due. However, these receivables are generally written-off against the allowance for credit losses when payments due are no longer expected to be received or the account is 120 days contractually past due, whichever occurs first.

As of March 31, 2011 and 2012, finance receivables on nonaccrual status were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥2,633	¥2,822	$34
Finance leases	1,136	958	12
Wholesale	6,722	5,485	67
Real estate	14,437	11,736	143
Working capital	272	37	0

	¥25,200	¥21,038	$256

As of March 31, 2011 and 2012, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥23,734	¥24,263	$295
Finance leases	4,484	7,674	94

	¥28,218	¥31,937	$389

Allowance for credit losses -

Allowance for credit losses is established to cover probable losses on finance receivables and vehicles and equipment on operating leases, resulting from the inability of customers to make required payments. Provision for credit losses is included in selling, general and administrative expenses.

The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors. Vehicles and equipment on operating leases are not within the scope of accounting guidance governing the disclosure of portfolio segments.

Retail receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on retail receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors.

Finance lease receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on finance lease receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors such as used car markets.

Wholesale and other dealer loan receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on wholesale and other dealer loan receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by financial conditions of the dealers, terms of collateral setting, current economic events and conditions and other pertinent factors.

Toyota establishes specific reserves to cover the estimated losses on individually impaired receivables within the wholesale and other dealer loan receivables portfolio segment. Specific reserves on impaired receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected. The fair value of the underlying collateral is used if the receivable is collateral-dependent. The receivable is determined collateral-dependent if the repayment of the loan is expected to be provided by the underlying collateral. For the receivables in which the fair value of the underlying collateral was in excess of the outstanding balance, no allowance was provided.

Troubled debt restructurings in the retail receivables and finance lease receivables portfolio segments are specifically identified as impaired and aggregated with their respective portfolio segments when determining the allowance for credit losses. Impaired loans in the retail receivables and finance lease receivables portfolio segments are insignificant for individual evaluation and Toyota has determined that allowance for credit losses for each of the retail receivables and finance lease receivables portfolio segments would not be materially different if they had been individually evaluated for impairment.

Specific reserves on impaired receivables within the wholesale and other dealer loan receivables portfolio segment are recorded by an increase to the allowance for credit losses based on the related measurement of impairment. Related collateral, if recoverable, is repossessed and sold and the account balance is written-off.

Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.

Allowance for residual value losses -

Toyota is exposed to risk of loss on the disposition of off-lease vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.

The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.

Inventories -

Inventories are valued at cost, not in excess of market, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or “last-in, first-out” (“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥151,183 million and ¥220,582 million ($2,684 million) at March 31, 2011 and 2012, respectively. Had the “first-in, first-out” basis been used for those companies using the LIFO basis, inventories would have been ¥57,943 million and ¥56,799 million ($691 million) higher than reported at March 31, 2011 and 2012, respectively.

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method for the parent company and Japanese subsidiaries and on the straight-line method for foreign subsidiary companies at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.

Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Long-lived assets -

Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.

Goodwill and intangible assets -

Goodwill is not material to Toyota’s consolidated balance sheets.

Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable.

An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.

Employee benefit obligations -

Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The funded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.

Environmental matters -

Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Derivative financial instruments -

Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in operations.

Net income attributable to Toyota Motor Corporation per share -

Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is similar to the calculation of basic net income attributable to Toyota Motor Corporation per share, except that the weighted-average number of shares outstanding includes the additional dilution from the assumed exercise of dilutive stock options.

Stock-based compensation -

Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award, and accounts for the award.

Other comprehensive income -

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale, foreign currency translation adjustments and adjustments attributed to pension liabilities or minimum pension liabilities associated with Toyota’s defined benefit pension plans.

Accounting changes -

In October 2009, FASB issued updated guidance of accounting for and disclosure of revenue recognition with multiple deliverables. This guidance allows the use of estimated selling price for determining the selling price of deliverables, eliminates the residual method of allocation and expands the disclosures related to a vendor’s multiple-deliverable revenue arrangements. Toyota adopted this guidance for revenue arrangements entered into or materially modified in the fiscal year begun on or after June 15, 2010. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In April 2011, FASB issued updated guidance to clarify the accounting for and disclosures about troubled debt restructurings by creditors. This guidance provides the criteria as to whether a loan modification constitutes a troubled debt restructuring and requires additional disclosures about troubled debt restructurings. Toyota adopted this guidance from the fiscal year ended March 31, 2012. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For a further discussion of additional disclosures by adoption of this guidance, please see note 7 to Toyota’s consolidated financial statements.

In May 2011, FASB issued updated guidance on fair value measurement and disclosure requirements. This guidance is the amendment to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. Consequently, this guidance changes some fair value measurement principles and enhances the disclosure requirements. Toyota adopted this guidance from the fiscal year ended March 31, 2012. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For a further discussion of additional disclosures by adoption of this guidance, please see notes 21 and 26 to Toyota’s consolidated financial statements.

Recent pronouncements to be adopted in future periods -

In June 2011, FASB issued updated guidance of presentation of comprehensive income. This guidance requires to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective for fiscal year, and interim period within the fiscal year, beginning after December 15, 2011. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In December 2011, FASB issued updated guidance of disclosures about offsetting assets and liabilities. This guidance requires additional disclosures about gross and net information for assets and liabilities including financial instruments eligible for offset in the balance sheets. This guidance is effective for fiscal year beginning on or after January 1, 2013, and for interim period within the fiscal year. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

Reclassifications -

Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2012.

U.S. dollar amounts	12 Months Ended
Mar. 31, 2012
U.S. dollar amounts

3. U.S. dollar amounts:

U.S. dollar amounts presented in the consolidated financial statements and related notes are included solely for the convenience of the reader and are unaudited. These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥82.19 = U.S. $1, the approximate current exchange rate at March 31, 2012, was used for the translation of the accompanying consolidated financial amounts of Toyota as of and for the year ended March 31, 2012.

Supplemental cash flow information	12 Months Ended
Mar. 31, 2012
Supplemental cash flow information

4. Supplemental cash flow information:

Cash payments for income taxes were ¥(207,278) million, ¥211,487 million and ¥282,440 million ($3,436 million) for the years ended March 31, 2010, 2011 and 2012, respectively. Interest payments during the years ended March 31, 2010, 2011 and 2012 were ¥445,049 million, ¥382,903 million and ¥365,109 million ($4,442 million), respectively.

Capital lease obligations of ¥3,400 million, ¥10,478 million and ¥5,847 million ($71 million) were incurred for the years ended March 31, 2010, 2011 and 2012, respectively.

Acquisitions and dispositions	12 Months Ended
Mar. 31, 2012
Acquisitions and dispositions

5. Acquisitions and dispositions:

During the years ended March 31, 2010, 2011 and 2012, Toyota made several acquisitions and dispositions, however the assets and liabilities acquired or transferred were not material.

Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2012
Marketable securities and other securities investments

6. Marketable securities and other securities investments:

Marketable securities and other securities investments include government bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,174,236	¥21,712	¥68,778	¥3,127,170
Common stocks	670,405	336,598	46,774	960,229
Other	561,387	15,940	376	576,951

Total	¥4,406,028	¥374,250	¥115,928	¥4,664,350

Securities not practicable to determine fair value
Common stocks	¥109,203
Other	23,069

Total	¥132,272

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,580,574	¥72,485	¥51,147	¥3,601,912
Common stocks	605,889	444,073	15,643	1,034,319
Other	475,109	21,846	11	496,944

Total	¥4,661,572	¥538,404	¥66,801	¥5,133,175

Securities not practicable to determine fair value
Common stocks	¥79,420
Other	22,047

Total	¥101,467

	U.S. dollars in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	$43,564	$882	$622	$43,824
Common stocks	7,372	5,403	191	12,584
Other	5,781	266	0	6,047

Total	$56,717	$6,551	$813	$62,455

Securities not practicable to determine fair value
Common stocks	$967
Other	268

Total	$1,235

The amount of unrealized gains and losses that were originally reported for 2011 were corrected. There was no effect on the disclosed carrying values or market values and the information included in the table above reflects the adjustments made.

Government bonds include 77% of Japanese government bonds, and 23% of U.S. and European government bonds as of March 31, 2011, and 60% of Japanese government bonds, and 40% of U.S., European and other government bonds as of March 31, 2012. Listed stocks on the Japanese stock markets represent 86% and 83% of common stocks which are included in available-for-sale as of March 31, 2011 and 2012, respectively. “Other” includes primarily commercial paper.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material at March 31, 2011 and 2012.

As of March 31, 2011 and 2012, maturities of government bonds and other included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥77,025 million, ¥189,037 million and ¥162,160 million ($1,973 million) for the years ended March 31, 2010, 2011 and 2012, respectively. On those sales, gross realized gains were ¥3,186 million, ¥8,974 million and ¥4,822 million ($59 million) and gross realized losses were ¥7 million, ¥87 million and ¥15 million ($0 million), respectively.

During the years ended March 31, 2010, 2011 and 2012, Toyota recognized impairment losses on available-for-sale securities of ¥2,486 million, ¥7,915 million and ¥53,831 million ($655 million), respectively, which are included in “Other income (loss), net” in the accompanying consolidated statements of income.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.

Finance receivables	12 Months Ended
Mar. 31, 2012
Finance receivables

7. Finance receivables:

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥7,128,453	¥7,248,793	$88,195
Finance leases	1,123,188	955,430	11,625
Wholesale and other dealer loans	1,990,557	2,033,954	24,747

	10,242,198	10,238,177	124,567
Deferred origination costs	104,391	105,533	1,284
Unearned income	(496,235)	(494,123)	(6,012)
Allowance for credit losses
Retail	(92,199)	(77,353)	(941)
Finance leases	(36,024)	(30,637)	(373)
Wholesale and other dealer loans	(28,580)	(24,238)	(295)

Total allowance for credit losses	(156,803)	(132,228)	(1,609)

Total finance receivables, net	9,693,551	9,717,359	118,230
Less - Current portion	(4,136,805)	(4,114,897)	(50,065)

Noncurrent finance receivables, net	¥5,556,746	¥5,602,462	$68,165

Finance receivables were geographically distributed as follows: in North America 59.0%, in Japan 12.7%, in Europe 10.4%, in Asia 5.8% and in Other 12.1% as of March 31, 2011, and in North America 58.1%, in Japan 12.0%, in Europe 10.3%, in Asia 7.1% and in Other 12.5% as of March 31, 2012.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and wholesale and other dealer loans at March 31, 2012 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2013	¥2,528,895	¥276,630	¥1,490,687	$30,769	$3,366	$18,137
2014	1,774,195	182,404	209,151	21,586	2,219	2,545
2015	1,380,910	117,854	78,369	16,802	1,434	953
2016	881,267	80,239	71,637	10,722	976	872
2017	427,490	19,546	98,111	5,201	238	1,194
Thereafter	256,036	11,969	85,999	3,115	146	1,046

	¥7,248,793	¥688,642	¥2,033,954	$88,195	$8,379	$24,747

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Minimum lease payments	¥804,871	¥688,642	$8,379
Estimated unguaranteed residual values	318,317	266,788	3,246

	1,123,188	955,430	11,625
Deferred origination costs	5,406	3,722	45
Less - Unearned income	(104,419)	(90,887)	(1,106)
Less - Allowance for credit losses	(36,024)	(30,637)	(373)

Finance leases, net	¥988,151	¥837,628	$10,191

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2011 and 2012:

	Yen in millions
	March 31, 2011
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,017,171	¥1,111,453	¥897,971	¥494,700	¥593,516
31-60 days past due	72,082	5,968	2,260	404	44
61-90 days past due	15,466	1,283	355	34	0
Over 90 days past due	23,734	4,484	74	621	578

Total	¥7,128,453	¥1,123,188	¥900,660	¥495,759	¥594,138

	Yen in millions
	March 31, 2012
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,146,365	¥939,345	¥923,642	¥535,296	¥574,671
31-60 days past due	64,314	5,766	3	—	70
61-90 days past due	13,851	2,645	—	—	—
Over 90 days past due	24,263	7,674	53	98	121

Total	¥7,248,793	¥955,430	¥923,698	¥535,394	¥574,862

	U.S. dollars in millions
	March 31, 2012
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	$86,949	$11,429	$11,238	$6,513	$6,992
31-60 days past due	782	70	0	—	1
61-90 days past due	169	32	—	—	—
Over 90 days past due	295	94	1	1	1

Total	$88,195	$11,625	$11,239	$6,514	$6,994

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2011 and 2012:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is a probability that default exists based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥504,960	¥283,450	¥90,545	¥878,955
Credit Watch	58,106	41,967	12,198	112,271
At Risk	6,494	12,344	1,066	19,904
Default	803	931	655	2,389

Total	¥570,363	¥338,692	¥104,464	¥1,013,519

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥513,632	¥307,867	¥116,871	¥938,370
Credit Watch	55,513	38,382	5,014	98,909
At Risk	6,394	12,157	618	19,169
Default	466	30	423	919

Total	¥576,005	¥358,436	¥122,926	¥1,057,367

	U.S. dollars in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	$6,249	$3,746	$1,422	$11,417
Credit Watch	676	467	61	1,204
At Risk	78	148	7	233
Default	6	0	5	11

Total	$7,009	$4,361	$1,495	$12,865

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥315,744	¥151,020	¥485,974	¥952,738
Default	14,553	6,047	3,700	24,300

Total	¥330,297	¥157,067	¥489,674	¥977,038

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥330,264	¥170,886	¥451,505	¥952,655
Default	17,429	6,072	431	23,932

Total	¥347,693	¥176,958	¥451,936	¥976,587

	U.S. dollars in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	$4,018	$2,079	$5,494	$11,591
Default	212	74	5	291

Total	$4,230	$2,153	$5,499	$11,882

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2011	2012	2011	2012	2011	2012
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	¥7,192	¥8,105	¥7,192	¥8,105	¥896	¥2,716
Real estate	18,173	16,429	18,173	16,429	6,553	4,252
Working capital	4,841	995	4,841	995	3,436	573

Total	¥30,206	¥25,529	¥30,206	¥25,529	¥10,885	¥7,541

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	¥12,745	¥14,015	¥12,745	¥14,015
Real estate	—	15	—	15
Working capital	272	38	272	38

Total	¥13,017	¥14,068	¥13,017	¥14,068

Impaired account balances aggregated and evaluated for impairment:
Retail	¥48,376	¥42,438	¥47,640	¥41,790
Finance leases	433	325	378	180

Total	¥48,809	¥42,763	¥48,018	¥41,970

Total impaired account balances:
Retail	¥48,376	¥42,438	¥47,640	¥41,790
Finance leases	433	325	378	180
Wholesale	19,937	22,120	19,937	22,120
Real estate	18,173	16,444	18,173	16,444
Working capital	5,113	1,033	5,113	1,033

Total	¥92,032	¥82,360	¥91,241	¥81,567

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2011	2012	2011	2012
Total impaired account balances:
Retail	¥48,898	¥44,362	¥4,373	¥3,700
Finance leases	480	279	30	7
Wholesale	16,231	18,734	171	79
Real estate	19,545	16,137	514	395
Working capital	4,979	2,592	86	79

Total	¥90,133	¥82,104	¥5,174	¥4,260

	U.S. dollars in millions
	March 31, 2012
	Recorded investment	Unpaid principal balance	Individually evaluated allowance
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	$99	$99	$33
Real estate	200	200	52
Working capital	12	12	7

Total	$311	$311	$92

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	$170	$170
Real estate	0	0
Working capital	1	1

Total	$171	$171

Impaired account balances aggregated and evaluated for impairment:
Retail	$516	$508
Finance leases	4	2

Total	$520	$510

Total impaired account balances:
Retail	$516	$508
Finance leases	4	2
Wholesale	269	269
Real estate	200	200
Working capital	13	13

Total	$1,002	$992

	U.S. dollars in millions
	For the year ended March 31, 2012
	Average impaired finance receivables	Interest income recognized
Total impaired account balances:
Retail	$540	$45
Finance leases	3	0
Wholesale	228	1
Real estate	196	5
Working capital	32	1

Total	$999	$52

The amount of finance receivables modified as a troubled debt restructuring for the year ended March 31, 2012 was not significant for all classes of finance receivables. Finance receivables modified as troubled debt restructurings for the year ended March 31, 2012 and for which there was a payment default were not significant for all classes of such receivables.

Other receivables	12 Months Ended
Mar. 31, 2012
Other receivables

8. Other receivables:

Other receivables relate to arrangements with certain component manufacturers whereby Toyota procures inventory for these component manufactures and is reimbursed for the related purchases.

Inventories	12 Months Ended
Mar. 31, 2012
Inventories

9. Inventories:

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Finished goods	¥715,272	¥981,612	$11,943
Raw materials	299,755	347,878	4,233
Work in process	218,335	221,036	2,689
Supplies and other	70,880	71,756	873

Total	¥1,304,242	¥1,622,282	$19,738

Vehicles and equipment on operating leases	12 Months Ended
Mar. 31, 2012
Vehicles and equipment on operating leases

10. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Vehicles	¥2,404,032	¥2,487,721	$30,268
Equipment	87,914	87,632	1,066

	2,491,946	2,575,353	31,334
Less - Accumulated depreciation	(651,443)	(667,406)	(8,120)
Less - Allowance for credit losses	(10,812)	(8,135)	(99)

Vehicles and equipment on operating leases, net	¥1,829,691	¥1,899,812	$23,115

Rental income from vehicles and equipment on operating leases was ¥496,729 million, ¥475,472 million and ¥451,361 million ($5,492 million) for the years ended March 31, 2010, 2011 and 2012, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥375,082	$4,564
2014	227,597	2,769
2015	105,031	1,278
2016	30,358	369
2017	9,878	120
Thereafter	4,812	59

Total minimum future rentals	¥752,758	$9,159

The future minimum rentals as shown above should not be considered indicative of future cash collections.

Allowance for doubtful accounts and credit losses	12 Months Ended
Mar. 31, 2012
Allowance for doubtful accounts and credit losses

11. Allowance for doubtful accounts and credit losses:

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Allowance for doubtful accounts at beginning of year	¥48,006	¥46,706	¥44,047	$536
Provision for doubtful accounts, net of reversal	1,905	1,806	5,843	71
Write-offs	(1,357)	(2,690)	(699)	(9)
Other	(1,848)	(1,775)	(5,094)	(62)

Allowance for doubtful accounts at end of year	¥46,706	¥44,047	¥44,097	$536

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments for the years ended March 31, 2010, 2011 and 2012.

A portion of the allowance for doubtful accounts balance at March 31, 2011 and 2012 totaling ¥32,191 million and ¥31,093 million ($378 million), respectively, is attributed to certain non-current receivable balances which are reported as other assets in the consolidated balance sheets.

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Allowance for credit losses at beginning of year	¥238,932	¥232,479	¥167,615	$2,039
Provision for credit losses, net of reversal	98,870	2,334	3,780	46
Charge-offs	(118,333)	(86,115)	(51,578)	(627)
Recoveries	16,137	18,268	16,415	200
Other	(3,127)	649	4,131	50

Allowance for credit losses at end of year	¥232,479	¥167,615	¥140,363	$1,708

The other amount primarily includes the impact of currency translation adjustments for the years ended March 31, 2010, 2011 and 2012.

An analysis of the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31, 2011
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥160,350	¥36,918	¥35,211
Provision for credit losses, net of reversal	(2,660)	6,023	2,098
Charge-offs	(68,122)	(2,820)	(5,885)
Recoveries	14,159	288	636
Other	(11,528)	(4,385)	(3,480)

Allowance for credit losses at end of year	¥92,199	¥36,024	¥28,580

	Yen in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥92,199	¥36,024	¥28,580
Provision for credit losses, net of reversal	13,569	(4,508)	(4,767)
Charge-offs	(44,742)	(2,499)	(305)
Recoveries	14,051	718	16
Other	2,276	902	714

Allowance for credit losses at end of year	¥77,353	¥30,637	¥24,238

	U.S. dollars in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	$1,122	$438	$348
Provision for credit losses, net of reversal	165	(55)	(58)
Charge-offs	(545)	(30)	(4)
Recoveries	171	9	0
Other	28	11	9

Allowance for credit losses at end of year	$941	$373	$295

Affiliated companies and variable interest entities	12 Months Ended
Mar. 31, 2012
Affiliated companies and variable interest entities

12. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Current assets	¥7,973,712	¥9,112,895	$110,876
Noncurrent assets	6,815,361	6,914,208	84,125

Total assets	¥14,789,073	¥16,027,103	$195,001

Current liabilities	¥5,141,461	¥5,847,495	$71,146
Long-term liabilities and noncontrolling interests	3,726,952	4,032,045	49,058
Affiliated companies accounted for by the equity method shareholders’ equity	5,920,660	6,147,563	74,797

Total liabilities and shareholders’ equity	¥14,789,073	¥16,027,103	$195,001

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,817,988	¥1,914,129	$23,289

Number of affiliated companies accounted for by the equity method at end of period	56	57

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net revenues	¥20,599,586	¥21,874,143	¥22,211,233	$270,243

Gross profit	¥2,269,109	¥2,342,706	¥2,297,660	$27,955

Net income attributable to affiliated companies accounted for by the equity method	¥317,017	¥641,771	¥554,983	$6,752

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2011	2012
Denso Corporation	24.7%	24.9%
Toyota Industries Corporation	24.8%	24.8%
Aisin Seiki Co., Ltd.	23.1%	23.4%
Toyota Tsusho Corporation	21.8%	22.1%
Toyoda Gosei Co., Ltd.	43.1%	43.1%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,384,159 million and ¥1,467,575 million ($17,856 million) at March 31, 2011 and 2012, respectively, were quoted on various established markets at an aggregate value of ¥1,475,352 million and ¥1,477,413 million ($17,976 million), respectively. For the year ended March 31, 2010, Toyota recognized an impairment loss on a certain investment in affiliated company accounted for by the equity method of ¥63,575 million, which is included in “Equity in earnings of affiliated companies” in the accompanying consolidated statements of income. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2011 and 2012.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Trade accounts and notes receivable, and other receivables	¥204,447	¥283,497	$3,449
Accounts payable and other payables	352,538	707,955	8,614

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net revenues	¥1,600,365	¥1,612,397	¥1,536,326	$18,692
Purchases	3,943,648	3,655,185	3,785,284	46,055

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2010, 2011 and 2012 were ¥82,149 million, ¥103,169 million and ¥122,950 million ($1,496 million), respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

The consolidated securitization VIEs have ¥1,111,212 million and ¥1,208,136 million ($14,699 million) in retail finance receivables, ¥64,502 million and ¥65,541 million ($797 million) in restricted cash and ¥941,613 million and ¥1,040,816 million ($12,664 million) in secured debt as of March 31, 2011 and 2012, respectively. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

As for VIEs other than those specified above, neither the aggregate size of these VIEs nor Toyota’s involvements in these VIEs are material to Toyota’s consolidated financial statements.

Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2012
Short-term borrowings and long-term debt

13. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2011 and 2012 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Loans, principally from banks, with a weighted-average interest at March 31, 2011 and March 31, 2012 of 1.57% and of 1.93% per annum, respectively	¥1,140,066	¥1,158,556	$14,096
Commercial paper with a weighted-average interest at March 31, 2011 and March 31, 2012 of 0.67% and of 0.72% per annum, respectively	2,038,943	2,292,093	27,888

	¥3,179,009	¥3,450,649	$41,984

As of March 31, 2012, “Loans, principally from banks” amount includes secured loans by finance receivables securitization of ¥194,571 million ($2,367 million).

As of March 31, 2012, Toyota has unused short-term lines of credit amounting to ¥2,465,882 million ($30,002 million) of which ¥332,896 million ($4,050 million) related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2011 and 2012 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Unsecured loans, representing obligations principally to banks, due 2011 to 2029 in 2011 and due 2012 to 2029 in 2012 with interest ranging from 0.00% to 29.00% per annum in 2011 and from 0.00% to 32.00% per annum in 2012	¥3,386,854	¥3,064,785	$37,289
Secured loans, representing obligations principally to finance receivables securitization due 2011 to 2050 in 2011 and due 2012 to 2050 in 2012 with interest ranging from 0.37% to 5.35% per annum in 2011 and from 0.37% to 11.23% per annum in 2012	619,380	855,015	10,403
Medium-term notes of consolidated subsidiaries, due 2011 to 2047 in 2011 and due 2012 to 2047 in 2012 with interest ranging from 0.01% to 15.25% per annum in 2011 and from 0.13% to 8.50% per annum in 2012	3,314,589	3,137,289	38,171
Unsecured notes of parent company, due 2012 to 2019 in 2011 and due 2012 to 2019 in 2012 with interest ranging from 1.07% to 3.00% per annum in 2011 and from 1.07% to 3.00% per annum in 2012	530,000	530,000	6,448
Unsecured notes of consolidated subsidiaries, due 2011 to 2031 in 2011 and due 2012 to 2031 in 2012 with interest ranging from 0.27% to 15.48% per annum in 2011 and from 0.17% to 24.90% per annum in 2012	1,349,307	946,460	11,516
Long-term capital lease obligations, due 2011 to 2028 in 2011 and due 2012 to 2030 in 2012 with interest ranging from 0.38% to 14.40% per annum in 2011 and from 0.38% to 14.40% per annum in 2012	21,917	21,348	260

	9,222,047	8,554,897	104,087
Less - Current portion due within one year	(2,772,827)	(2,512,620)	(30,571)

	¥6,449,220	¥6,042,277	$73,516

As of March 31, 2012, approximately 34%, 26%, 11% and 29% of long-term debt are denominated in U.S. dollars, Japanese yen, Australian dollars and other currencies, respectively.

As of March 31, 2012, property, plant and equipment with a book value of ¥52,888 million ($643 million) and in addition, other assets aggregating ¥1,225,344 million ($14,909 million) were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥2,512,620	$30,571
2014	1,632,093	19,858
2015	1,325,676	16,129
2016	1,281,176	15,588
2017	750,350	9,129

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2012, Toyota has not received any significant such requests from these banks.

As of March 31, 2012, Toyota has unused long-term lines of credit amounting to ¥7,606,520 million ($92,548 million).

Product warranties and recalls and other safety measures	12 Months Ended
Mar. 31, 2012
Product warranties and recalls and other safety measures

14. Product warranties and recalls and other safety measures:

Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience.

Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into a single table showing an aggregate liability for quality assurances due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred for recalls and other safety measures may affect the amounts incurred for product warranties and vice versa.

Liabilities for quality assurances are included in “Accrued expenses” in the consolidated balance sheets.

The net changes in liabilities for quality assurances above for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Liabilities for quality assurances at beginning of year	¥568,834	¥680,408	¥764,369	$9,300
Payments made during year	(425,976)	(476,771)	(348,214)	(4,237)
Provision for quality assurances	558,190	588,224	436,891	5,316
Changes relating to pre-existing quality assurances	(21,606)	(1,701)	(7,827)	(95)
Other	966	(25,791)	(5,385)	(66)

Liabilities for quality assurances at end of year	¥680,408	¥764,369	¥839,834	$10,218

The other amount primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2010, 2011 and 2012.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Liabilities for recalls and other safety measures at beginning of year	¥139,577	¥301,422	¥389,499	$4,739
Payments made during year	(89,796)	(263,096)	(159,344)	(1,939)
Provision for recalls and other safety measures	256,981 *	356,749	237,907	2,895
Other	(5,340)	(5,576)	635	8

Liabilities for recalls and other safety measures at end of year	¥301,422	¥389,499	¥468,697	$5,703

*Toyota has employed an estimation model to accrue expenses for future recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience from the fourth quarter of the fiscal year ended March 31, 2010. This change has resulted in an increase in provision for recalls and other safety measures in this table by ¥105,698 million.

Other payables	12 Months Ended
Mar. 31, 2012
Other payables	15. Other payables: Other payables are mainly related to purchases of property, plant and equipment and non-manufacturing purchases.

Income taxes	12 Months Ended
Jun. 12, 2012
Income taxes

16. Income taxes:

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(114,569)	¥(278,229)	¥(177,852)	$(2,164)
Foreign subsidiaries	406,037	841,519	610,725	7,431

	¥291,468	¥563,290	¥432,873	$5,267

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Current income tax expense:
Parent company and domestic subsidiaries	¥65,971	¥85,290	¥111,363	$1,355
Foreign subsidiaries	1,156	141,821	144,514	1,758

Total current	67,127	227,111	255,877	3,113

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(126,716)	(44,268)	(57,940)	(705)
Foreign subsidiaries	152,253	129,978	64,335	783

Total deferred	25,537	85,710	6,395	78

Total provision	¥92,664	¥312,821	¥262,272	$3,191

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 40.2% for the years ended March 31, 2010, 2011 and 2012. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2010	2011	2012
Statutory tax rate	40.2%	40.2%	40.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.9	2.2	1.7
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.4	4.8	4.7
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	(0.6)	12.6	9.2
Valuation allowance	11.2	8.1	14.9
Tax credits	(11.8)	(2.6)	(1.8)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(10.7)	(9.3)	(9.6)
Unrecognized tax benefits adjustments	2.3	(0.6)	2.5
Other	(5.1)	0.1	(1.2)

Effective income tax rate	31.8%	55.5%	60.6%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Deferred tax assets
Accrued pension and severance costs	¥226,093	¥236,978	$2,883
Accrued expenses and liabilities for quality assurances	395,513	369,985	4,502
Other accrued employees’ compensation	103,020	106,265	1,293
Operating loss carryforwards for tax purposes	296,731	337,992	4,112
Tax credit carryforwards	127,289	108,426	1,319
Property, plant and equipment and other assets	176,229	147,906	1,800
Other	277,449	296,934	3,613

Gross deferred tax assets	1,602,324	1,604,486	19,522
Less - Valuation allowance	(280,685)	(309,268)	(3,763)

Total deferred tax assets	1,321,639	1,295,218	15,759

Deferred tax liabilities
Unrealized gains on securities	(146,874)	(210,475)	(2,561)
Undistributed earnings of foreign subsidiaries	(26,783)	(27,581)	(336)
Undistributed earnings of affiliates accounted for by the equity method	(578,756)	(504,776)	(6,141)
Basis difference of acquired assets	(38,351)	(34,120)	(415)
Lease transactions	(556,349)	(576,809)	(7,018)
Other	(74,839)	(54,749)	(666)

Gross deferred tax liabilities	(1,421,952)	(1,408,510)	(17,137)

Net deferred tax liability	¥(100,313)	¥(113,292)	$(1,378)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Deferred tax assets
Deferred income taxes (Current assets)	¥605,884	¥718,687	$8,744
Investments and other assets - Other	118,849	91,857	1,118
Deferred tax liabilities
Other current liabilities	(14,919)	(14,953)	(182)
Deferred income taxes (Long-term liabilities)	(810,127)	(908,883)	(11,058)

Net deferred tax liability	¥(100,313)	¥(113,292)	$(1,378)

The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for deferred tax assets which are not more-likely-than-not to be realized.

As of March 31, 2012, the parent company and its national tax filing group in Japan are in a cumulative pre-tax loss position in recent years. Meanwhile, Toyota has concluded that there is sufficient positive evidence to overcome the negative evidence of this cumulative pre-tax loss as operating results from the parent company and its national tax filing group in Japan recovered in the second half of this fiscal year as a results of increased production volume, vehicle unit sales and cost reduction from the first half of the fiscal year. Other positive evidence considered includes future forecasted taxable income in the fiscal year 2013 and beyond and effective tax planning strategies, inclusive of sales of appreciated assets. This forecasted taxable income is expected to be generated mainly from an increase in worldwide automotive industry demand and continuous cost reduction efforts and is anticipated to be sufficient, over a number of years, to realize the deferred tax assets prior to expiration of operating loss carryforwards in 2021.

If the sufficient taxable income for the fiscal year 2013 or future years is not achieved due to the factors which cannot be anticipated such as high competition and volatility of worldwide automotive market, steep strengthening of Japanese yen and increase in prices for raw materials, or if tax planning strategies are no longer viable, it could affect the realization of deferred tax assets of the parent company and its national tax filing group in Japan.

Operating loss carryforwards for tax purposes as of March 31, 2012 in Japan and foreign countries were ¥496,104 million ($6,036 million) and ¥643,190 million ($7,826 million), respectively, and are available as an offset against future taxable income. The majority of these carryforwards in Japan and foreign countries expire in years 2013 to 2021 and expire in years 2013 to 2031, respectively. Tax credit carryforwards as of March 31, 2012 in Japan and foreign countries were ¥99,423 million ($1,210 million) and ¥9,003 million ($110 million), respectively, and the majority of these carryforwards in Japan and foreign countries expire in years 2013 to 2015 and expire in years 2014 to 2023, respectively.

The valuation allowance mainly relates to deferred tax assets of operating loss and foreign tax credit carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Valuation allowance at beginning of year	¥208,627	¥239,269	¥280,685	$3,415
Additions	46,704	55,791	96,754	1,177
Deductions	(14,066)	(10,077)	(65,566)	(798)
Other	(1,996)	(4,298)	(2,605)	(31)

Valuation allowance at end of year	¥239,269	¥280,685	¥309,268	$3,763

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2010, 2011 and 2012.

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥2,690,416 million ($32,734 million) as of March 31, 2012. Toyota estimates an additional tax provision of ¥96,320 million ($1,172 million) would be required if the full amount of those undistributed earnings were remitted.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Balance at beginning of year	¥46,803	¥23,965	¥15,453	$188
Additions based on tax positions related to the current year	2,702	213	4,187	51
Additions for tax positions of prior years	6,750	12,564	10,801	131
Reductions for tax positions of prior years	(2,802)	(16,133)	(363)	(4)
Reductions for tax positions related to lapse of statute of limitations	(106)	—	—	—
Reductions for settlements	(27,409)	(2,794)	(12,820)	(156)
Other	(1,973)	(2,362)	(357)	(4)

Balance at end of year	¥23,965	¥15,453	¥16,901	$206

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2010, 2011 and 2012, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2010, 2011 and 2012, respectively, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after April 1, 2005 and January 1, 2000, with various tax jurisdictions in Japan and foreign countries, respectively.

Shareholders' equity	12 Months Ended
Mar. 31, 2012
Shareholders' equity

17. Shareholders’ equity:

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2010	2011	2012
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

The Companies Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.

The retained earnings reserve included in retained earnings as of March 31, 2011 and 2012 was ¥171,062 million and ¥173,711 million ($2,114 million), respectively. The Companies Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.

The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥5,389,432 million and ¥5,348,279 million ($65,072 million) as of March 31, 2011 and 2012, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2012 include amounts representing year-end cash dividends of ¥95,004 million ($1,156 million), ¥30 ($0.37) per share, which were approved at the Ordinary General Shareholders’ Meeting, held on June 15, 2012.

Retained earnings at March 31, 2012 include ¥1,477,165 million ($17,973 million) relating to equity in undistributed earnings of companies accounted for by the equity method.

On June 24, 2008, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved to purchase up to 30 million shares of its common stock at a cost up to ¥200,000 million during the purchase period of one year from the following day. As a result, the parent company repurchased approximately 14 million shares during the approved period of time. These approvals by the shareholders are not required under the current regulation.

On January 1, 2012, the parent company implemented share exchanges as a result of which the parent company became a wholly-owned parent company and each of Toyota Auto Body Co., Ltd. and Kanto Auto Works, Ltd. became a wholly-owned subsidiary, and the parent company acquired additional shares of each subsidiary. As a result of these share exchanges, the parent company issued 31,151,148 shares of treasury stock, and treasury stock decreased by ¥125,819 million ($1,531 million) and losses on disposal of treasury stock occurred in the amount of ¥45,916 million ($559 million). As a result, additional paid-in capital decreased by ¥551 million ($7 million) and retained earnings decreased by ¥45,365 million ($552 million), respectively. As a result of acquiring additional shares of each subsidiary, noncontrolling interests decreased by ¥117,881 million ($1,434 million), accumulated comprehensive income (loss) decreased by ¥6,503 million ($79 million) and additional paid-in capital increased by ¥44,481 million ($541 million).

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2011 and 2012 and the related changes, net of taxes for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains or (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2009	¥(882,670)	¥17,878	¥(242,989)	¥(1,107,781)
Other comprehensive income	9,894	176,407	74,645	260,946

Balances at March 31, 2010	(872,776)	194,285	(168,344)	(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	(1,160,389)	168,227	(152,559)	(1,144,721)
Equity transaction with noncontrolling interests and other	—	751	(7,254)	(6,503)
Other comprehensive income (loss)	(87,729)	129,328	(69,208)	(27,609)

Balances at March 31, 2012	¥(1,248,118)	¥298,306	¥(229,021)	¥(1,178,833)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains or (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2011	$(14,119)	$2,047	$(1,856)	$(13,928)
Equity transaction with noncontrolling interests and other	—	9	(88)	(79)
Other comprehensive income (loss)	(1,067)	1,573	(842)	(336)

Balances at March 31, 2012	$(15,186)	$3,629	$(2,786)	$(14,343)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2010
Foreign currency translation adjustments	¥10,809	¥(915)	¥9,894
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	277,838	(102,538)	175,300
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	1,852	(745)	1,107
Pension liability adjustments	124,526	(49,881)	74,645

Other comprehensive income	¥415,025	¥(154,079)	¥260,946

For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	¥(10,874)	¥4,371	¥(6,503)
Foreign currency translation adjustments	(95,677)	7,948	(87,729)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	164,872	(65,642)	99,230
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	50,332	(20,234)	30,098
Pension liability adjustments	(111,722)	42,514	(69,208)

Other comprehensive income (loss)	¥(3,069)	¥(31,043)	¥(34,112)

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	$(132)	$53	$(79)
Foreign currency translation adjustments	(1,164)	97	(1,067)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	2,006	(799)	1,207
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	612	(246)	366
Pension liability adjustments	(1,359)	517	(842)

Other comprehensive income (loss)	$(37)	$(378)	$(415)

Stock-based compensation	12 Months Ended
Mar. 31, 2012
Stock-based compensation

18. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year until June 2010, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of Toyota’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2006 have terms of 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

For the years ended March 31, 2010, 2011 and 2012, Toyota recognized stock-based compensation expenses for stock options of ¥2,446 million, ¥2,522 million and ¥1,539 million ($19 million) as selling, general and administrative expenses.

The weighted-average grant-date fair value of options granted during the years ended March 31, 2010 and 2011 was ¥803 and ¥724, respectively per share. The fair value of options granted is amortized over the option vesting period in determining net income attributable to Toyota Motor Corporation in the consolidated statements of income. The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2010	2011
Dividend rate	2.4%	1.5%
Risk-free interest rate	0.7%	0.3%
Expected volatility	30%	32%
Expected holding period (years)	5.0	5.0

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2009	11,340,700	¥5,631	5.51	¥1
Granted	3,492,000	4,193
Exercised	(157,800)	3,116
Canceled	(958,200)	4,646

Options outstanding at March 31, 2010	13,716,700	5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	4,941	5.04	¥565
Granted	—	—
Exercised	—	—
Canceled	(3,256,800)	5,059

Options outstanding at March 31, 2012	12,530,000	¥4,910	4.55	¥1,065

Options exercisable at March 31, 2010	7,515,700	¥6,132	3.86	¥—
Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—
Options exercisable at March 31, 2012	9,778,000	¥5,396	4.05	¥—

The total intrinsic value of options exercised for the year ended March 31, 2010 was ¥113 million. No options were exercised for the years ended March 31, 2011 and 2012.

As of March 31, 2012, there were unrecognized compensation expenses of ¥264 million ($3 million) for stock options granted. Those expenses are expected to be recognized over a weighted-average period of 0.3 years.

Cash received from the exercise of stock options for the year ended March 31, 2010 was ¥492 million. No cash was received from the exercise of stock options for the years ended March 31, 2011 and 2012.

The following table summarizes information for options outstanding and options exercisable at March 31, 2012:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	U.S. dollars	Years		Yen	U.S. dollars
¥3,183 – 5,000	8,526,000	¥4,038	$49	5.34	5,774,000	¥4,445	$54
5,001 – 7,278	4,004,000	6,766	82	2.88	4,004,000	6,766	82

3,183 – 7,278	12,530,000	4,910	60	4.55	9,778,000	5,396	66

Employee benefit plans	12 Months Ended
Mar. 31, 2012
Employee benefit plans

19. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Change in benefit obligation
Benefit obligation at beginning of year	¥1,726,747	¥1,729,178	$21,039
Service cost	82,422	78,539	956
Interest cost	52,502	52,399	637
Plan participants’ contributions	1,046	1,055	13
Plan amendments	(1,429)	740	9
Net actuarial loss	3,830	117,320	1,427
Acquisition and other	(57,928)	40,496	492
Benefits paid	(78,012)	(72,340)	(880)

Benefit obligation at end of year	1,729,178	1,947,387	23,693

Change in plan assets
Fair value of plan assets at beginning of year	1,179,051	1,183,385	14,398
Actual return on plan assets	24,216	16,309	198
Acquisition and other	(39,374)	47,547	578
Employer contributions	96,458	94,815	1,154
Plan participants’ contributions	1,046	1,055	13
Benefits paid	(78,012)	(72,340)	(880)

Fair value of plan assets at end of year	1,183,385	1,270,771	15,461

Funded status	¥545,793	¥676,616	$8,232

Amounts recognized in the consolidated balance sheet as of March 31, 2011 and 2012 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Accrued expenses (Accrued pension and severance costs)	¥24,677	¥21,076	$256
Accrued pension and severance costs	668,022	708,402	8,619
Investments and other assets - Other (Prepaid pension and severance costs)	(146,906)	(52,862)	(643)

Net amount recognized	¥545,793	¥676,616	$8,232

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2011 and 2012 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Net actuarial loss	¥(347,494)	¥(456,839)	$(5,558)
Prior service costs	72,324	55,597	676
Net transition obligation	(1,626)	—	—

Net amount recognized	¥(276,796)	¥(401,242)	$(4,882)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,584,627 million and ¥1,764,721 million ($21,471 million) at March 31, 2011 and 2012, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Projected benefit obligation	¥500,046	¥535,503	$6,515
Accumulated benefit obligation	453,111	481,484	5,858
Fair value of plan assets	72,359	80,752	983

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Service cost	¥75,558	¥82,422	¥78,539	$956
Interest cost	50,559	52,502	52,399	637
Expected return on plan assets	(32,251)	(42,364)	(44,422)	(541)
Amortization of prior service costs	(15,063)	(24,032)	(15,975)	(194)
Recognized net actuarial loss	27,246	16,095	30,125	366
Amortization of net transition obligation	1,944	1,944	1,626	20

Net periodic pension cost	¥107,993	¥86,567	¥102,292	$1,244

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net actuarial gain (loss)	¥81,949	¥(21,978)	¥(145,433)	$(1,770)
Recognized net actuarial loss	27,246	16,095	30,125	366
Prior service costs	3,080	1,429	(740)	(9)
Amortization of prior service costs	(15,063)	(24,032)	(15,975)	(194)
Amortization of net transition obligation	1,944	1,944	1,626	20
Other	2,594	40,995	5,951	73

Total recognized in other comprehensive income (loss)	¥101,750	¥14,453	¥(124,446)	$(1,514)

The other amount includes the impact of transition to defined contribution pension plans, consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2010, 2011 and 2012.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2013 are ¥(5,800) million ($(71) million) and ¥20,600 million ($251 million), respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate	2.8%	2.6%
Rate of compensation increase	2.6%	2.8%

As of March 31, 2011 and 2012, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the years ended March 31,
	2010	2011	2012
Discount rate	2.8%	2.8%	2.8%
Expected return on plan assets	3.6%	3.8%	3.9%
Rate of compensation increase	2.6%	2.6%	2.6%

During the years ended March 31, 2010, 2011 and 2012, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 50% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2011 and 2012. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥489,759	¥—	¥—	¥489,759
Commingled funds	—	180,901	—	180,901

	489,759	180,901	—	670,660

Debt securities
Government bonds	82,685	—	—	82,685
Commingled funds	—	159,232	—	159,232
Other	29,217	44,994	746	74,957

	111,902	204,226	746	316,874

Insurance contracts	—	90,972	—	90,972
Other	19,610	26,418	58,851	104,879

Total	¥621,271	¥502,517	¥59,597	¥1,183,385

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥468,237	¥—	¥—	¥468,237
Commingled funds	—	232,842	—	232,842

	468,237	232,842	—	701,079

Debt securities
Government bonds	88,411	—	—	88,411
Commingled funds	—	219,658	—	219,658
Other	—	49,433	591	50,024

	88,411	269,091	591	358,093

Insurance contracts	—	83,993	—	83,993
Other	48,190	7,974	71,442	127,606

Total	¥604,838	¥593,900	¥72,033	¥1,270,771

	U.S. dollars in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$5,697	$—	$—	$5,697
Commingled funds	—	2,833	—	2,833

	5,697	2,833	—	8,530

Debt securities
Government bonds	1,076	—	—	1,076
Commingled funds	—	2,673	—	2,673
Other	—	601	7	608

	1,076	3,274	7	4,357

Insurance contracts	—	1,022	—	1,022
Other	586	97	869	1,552

Total	$7,359	$7,226	$876	$15,461

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include 51% of Japanese stocks and 49% of foreign stocks as of March 31, 2011, and 52% of Japanese stocks and 48% of foreign stocks as of March 31, 2012.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include 25% of Japanese government bonds and 75% of foreign government bonds as of March 31, 2011, and 25% of Japanese government bonds and 75% of foreign government bonds as of March 31, 2012.

Commingled funds are beneficial interests of collective trust, which are mainly invested by the parent company and Japanese subsidiaries. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011 and 2012:

	Yen in millions
	For the year ended March 31, 2010
	Debt securities	Other	Total
Balance at beginning of year	¥5,242	¥45,825	¥51,067
Actual return on plan assets	818	(2,206)	(1,388)
Purchases, sales and settlements	(2,233)	3,467	1,234
Other	(236)	(568)	(804)

Balance at end of year	¥3,591	¥46,518	¥50,109

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥3,591	¥46,518	¥50,109
Actual return on plan assets	312	1,908	2,220
Purchases, sales and settlements	(2,948)	11,490	8,542
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥746	¥58,851	¥59,597

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥746	¥58,851	¥59,597
Actual return on plan assets	5	(519)	(514)
Purchases, sales and settlements	(160)	12,967	12,807
Other	—	143	143

Balance at end of year	¥591	¥71,442	¥72,033

	U.S. dollars in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	$9	$716	$725
Actual return on plan assets	0	(6)	(6)
Purchases, sales and settlements	(2)	158	156
Other	—	1	1

Balance at end of year	$7	$869	$876

Toyota expects to contribute ¥104,943 million ($1,277 million) to its pension plans in the year ending March 31, 2013.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥69,352	$844
2014	71,472	869
2015	74,696	909
2016	77,750	946
2017	78,823	959
from 2018 to 2022	447,995	5,451

Total	¥820,088	$9,978

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are currently unfunded and provided through various insurance companies and health care providers. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.

Derivative financial instruments	12 Months Ended
Jun. 12, 2012
Derivative financial instruments

20. Derivative financial instruments:

Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading.

Fair value hedges -

Toyota enters into interest rate swaps and interest rate currency swap agreements mainly to convert its fixed-rate debt to variable-rate debt. Toyota uses interest rate swap agreements in managing interest rate risk exposure. Interest rate swap agreements are executed as either an integral part of specific debt transactions or on a portfolio basis. Toyota uses interest rate currency swap agreements to hedge exposure to currency exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies. Notes and loans payable issued in foreign currencies are hedged by concurrently executing interest rate currency swap agreements, which involve the exchange of foreign currency principal and interest obligations for each functional currency obligations at agreed-upon currency exchange and interest rates.

For the years ended March 31, 2010, 2011 and 2012, the ineffective portion of Toyota’s fair value hedge relationships was not material. For fair value hedging relationships, the components of each derivative’s gain or loss are included in the assessment of hedge effectiveness.

Undesignated derivative financial instruments -

Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and for which Toyota is unable or has elected not to apply hedge accounting.

Fair value and gains or losses on derivative financial instruments -

The following table summarizes the fair values of derivative financial instruments as of March 31, 2011 and 2012:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥55,794	¥7,166	$87
Investments and other assets - Other	74,528	61,174	744

Total	¥130,322	¥68,340	$831

Other current liabilities	¥(7,410)	¥(2,060)	$(25)
Other long-term liabilities	(1,188)	(303)	(4)

Total	¥(8,598)	¥(2,363)	$(29)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥99,093	¥61,983	$754
Investments and other assets - Other	185,272	157,642	1,918

Total	¥284,365	¥219,625	$2,672

Other current liabilities	¥(64,611)	¥(38,338)	$(467)
Other long-term liabilities	(132,785)	(120,666)	(1,468)

Total	¥(197,396)	¥(159,004)	$(1,935)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥2,619	¥9,531	$116
Investments and other assets - Other	—	—	—

Total	¥2,619	¥9,531	$116

Other current liabilities	¥(14,202)	¥(21,736)	$(264)
Other long-term liabilities	(75)	(70)	(1)

Total	¥(14,277)	¥(21,806)	$(265)

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2011 and 2012:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2011		2012		2012
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥617,472	¥11,460,275	¥344,623	¥10,607,666	$4,193	$129,063
Foreign exchange forward and option contracts	—	1,176,955	—	2,199,627	—	26,762

Total	¥617,472	¥12,637,230	¥344,623	¥12,807,293	$4,193	$155,825

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statement of income for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the years ended March 31,
	2010		2011
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥138,677	¥(135,163)	¥71,491	¥(68,741)
Interest expense	(265)	265	(166)	166

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥77,939	¥—	¥72,082	¥—
Foreign exchange gain (loss), net	(2,819)	—	(1,393)	—
Foreign exchange forward and option contracts
Cost of financing operations	(21,841)	—	(2,693)	—
Foreign exchange gain (loss), net	60,599	—	110,211	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2012		2012
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(1,354)	¥2,999	$(16)	$36
Interest expense	—	—	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥35,834	¥—	$436	$—
Foreign exchange gain (loss), net	(28)	—	(0)	—
Foreign exchange forward and option contracts
Cost of financing operations	(3,815)	—	(46)	—
Foreign exchange gain (loss), net	53,272	—	648	—

Undesignated derivative financial instruments are used to manage risks of fluctuations in interest rates to certain borrowing transactions and in foreign currency exchange rates of certain currency receivables and payables. Toyota accounts for these derivative financial instruments as economic hedges with changes in the fair value recorded directly into current period earnings.

Unrealized gains or (losses) on undesignated derivative financial instruments reported in the cost of financing operations for the years ended March 31, 2010, 2011 and 2012 were ¥71,538 million, ¥93,370 million and ¥(14,934) million ($(182) million) those reported in foreign exchange gain (loss), net were ¥(26,476) million, ¥(240) million and ¥(5,543) million ($(67) million), respectively.

Cash flows from transactions of derivative financial instruments are included in cash flows from operating activities in the consolidated statements of cash flows.

Credit risk related contingent features -

Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.

The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by collateral as of March 31, 2012 is ¥9,987 million ($122 million). The aggregate fair value amount of assets that are already posted as collateral as of March 31, 2012 is ¥16,109 million ($196 million). If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥9,987 million ($122 million) as of March 31, 2012.

Other financial instruments	12 Months Ended
Mar. 31, 2012
Other financial instruments

21. Other financial instruments:

Toyota has certain financial instruments, including financial assets and liabilities which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major industrialized countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments and affiliated companies and derivative financial instruments. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2011
	Carrying amount	Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	¥2,080,709	¥2,080,709
Time deposits	203,874	203,874
Total finance receivables, net	8,680,882	8,971,523
Other receivables	306,201	306,201
Short-term borrowings	(3,179,009)	(3,179,009)
Long-term debt including the current portion	(9,200,130)	(9,274,881)

	Yen in millions
	March 31, 2012
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	¥1,679,200	¥1,444,276	¥234,924	¥—	¥1,679,200
Time deposits	80,301	—	80,301	—	80,301
Total finance receivables, net	8,879,731	—	—	9,137,936	9,137,936
Other receivables	408,547	—	—	408,547	408,547
Short-term borrowings	(3,450,649)	—	(3,256,078)	(194,571)	(3,450,649)
Long-term debt including the current portion	(8,533,549)	—	(7,835,970)	(847,223)	(8,683,193)

	U.S. dollars in millions
	March 31, 2012
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	$20,431	$17,573	$2,858	$—	$20,431
Time deposits	977	—	977	—	977
Total finance receivables, net	108,039	—	—	111,181	111,181
Other receivables	4,971	—	—	4,971	4,971
Short-term borrowings	(41,984)	—	(39,617)	(2,367)	(41,984)
Long-term debt including the current portion	(103,827)	—	(95,340)	(10,308)	(105,648)

Cash and cash equivalents and time deposits -

In the normal course of business, substantially all cash and cash equivalents and time deposits are highly liquid and are carried at amounts which approximate fair value due to its short duration. Cash equivalents and time deposits include negotiable certificate of deposit measured at fair value on a recurring basis. Where money market funds produce a daily net asset value in an active market, this value is used to determine the fair value of the fund investment, and the investment is classified in Level 1. All other types of cash and cash equivalents and time deposits are classified in Level 2.

Finance receivables, net -

The fair values of finance receivables are estimated by discounting expected cash flows to present value using internal assumptions, including prepayment speeds, expected credit losses and collateral value. Certain impaired finance receivables are measured at fair value on a nonrecurring basis based on collateral values.

As unobservable inputs are utilized, finance receivables are classified in Level 3.

Other receivables -

Other receivables are short-term receivables. Other receivables are carried at amounts which approximate fair value, and the difference between the carrying amount and the fair value is not material. Other receivables are classified in Level 3.

Short-term borrowings and long-term debt -

The fair values of short-term borrowings and total long-term debt including the current portion, except for secured loans provided by securitization transactions using special-purpose entities, are estimated based on the discounted amounts of future cash flows using Toyota’s current borrowing rates for similar liabilities. As these inputs are observable, these loans are classified in Level 2.

The fair values of the secured loans provided by securitization transactions are estimated based on current market rates and credit spreads for debt with similar maturities. Internal assumptions including prepayment speeds and expected credit losses are used to estimate the timing of cash flows to be paid on the underlying securitized assets. As these valuations utilize unobservable inputs, the secured loans are classified in Level 3. See note 12 to the consolidated financial statements for the information regarding secured loans.

Lease commitments	12 Months Ended
Mar. 31, 2012
Lease commitments

22. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Class of property
Building	¥13,412	¥12,230	$149
Machinery and equipment	30,283	31,698	386
Less - Accumulated depreciation	(18,590)	(20,284)	(247)

	¥25,105	¥23,644	$288

Amortization expenses under capital leases for the years ended March 31, 2010, 2011 and 2012 were ¥7,587 million, ¥5,966 million and ¥5,572 million ($68 million), respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥5,023	$61
2014	3,431	42
2015	2,601	32
2016	2,415	29
2017	2,077	25
Thereafter	12,636	154

Total minimum lease payments	28,183	343
Less - Amount representing interest	(6,835)	(83)

Present value of net minimum lease payments	21,348	260
Less - Current obligations	(4,175)	(51)

Long-term capital lease obligations	¥17,173	$209

Rental expenses under operating leases for the years ended March 31, 2010, 2011 and 2012 were ¥93,994 million, ¥89,029 million and ¥91,052 million ($1,108 million), respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2012 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥10,375	$126
2014	7,988	97
2015	6,510	79
2016	5,745	70
2017	5,094	62
Thereafter	20,653	252

Total minimum future rentals	¥56,365	$686

Other commitments and contingencies, concentrations and factors that may affect future operations	12 Months Ended
Mar. 31, 2012
Other commitments and contingencies, concentrations and factors that may affect future operations

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments

Commitments outstanding at March 31, 2012 for the purchase of property, plant and equipment and other assets totaled ¥73,004 million ($888 million).

Guarantees

Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and at March 31, 2012, range from 1 month to 35 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payments.

The maximum potential amount of future payments as of March 31, 2012 is ¥1,695,140 million ($20,625 million). Liabilities for guarantees totaling ¥13,981 million ($170 million) have been provided as of March 31, 2012. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.

Legal Proceedings

Product Recalls

From time-to-time, Toyota issues vehicle recalls and takes other safety measures including safety campaigns relating to its vehicles. In November 2009, Toyota announced a safety campaign in North America for certain models of Toyota and Lexus vehicles related to floor mat entrapment of accelerator pedals, and later expanded it to include additional models. In January 2010, Toyota announced a recall in North America for certain models of Toyota vehicles related to sticking and slow-to-return accelerator pedals. Also in January 2010, Toyota recalled in Europe and China certain models of Toyota vehicles related to sticking accelerator pedals. In February 2010, Toyota announced a worldwide recall related to the software program that controls the antilock braking system “ABS” in certain vehicle models including the Prius. Set forth below is a description of various claims, lawsuits and government investigations involving Toyota in the United States relating to these recalls and other safety measures.

Class Action and Consolidated Litigation

There are approximately 200 putative class actions that have been filed since November 2009 alleging that certain Toyota, Lexus and Scion vehicles contain defects that lead to unintended acceleration. Many of the putative class actions allege that malfunctions involving the floor mats and accelerator pedals do not cover the full scope of possible defects related to unintended acceleration. Rather, they allege that Electronic Throttle Control System-intelligent “ETCS-i” is the true cause and that Toyota has failed to inform consumers despite its awareness of the problem. In general, these cases seek recovery for the alleged diminution in value of the vehicles, injunctive and other relief. In April 2010, the approximately 190 federal cases were consolidated for pretrial proceedings into a single multi-district litigation in the United States District Court for the Central District of California. In addition, of more than 300 individual product liability personal injury cases relating to unintended acceleration pending against Toyota, the federal cases have been consolidated into the multi-district litigation. This consolidated federal action has included document production, depositions and various motions. The remaining individual product liability personal injury cases relating to unintended acceleration remain pending in various state courts in the United States. Additionally, there were approximately 10 putative class actions in various state courts, including California. All cases except the California case have been consolidated into the multi-district litigation. The claims are similar to the class actions in federal court. One of the putative California class actions was filed by the Orange County District Attorney and, among other things, seeks statutory penalties alleging that Toyota sold and marketed defective vehicles and that consumers have been harmed as a result of diminution in value of their vehicles.

Beginning in February 2010, Toyota has also been sued in approximately 20 putative class actions alleging defects in the antilock braking systems in various hybrid vehicles that cause the vehicles to fail to stop in a timely manner when driving in certain road conditions. The plaintiffs seek an order requiring Toyota to repair the vehicles and claim that all owners and lessees of vehicles, including those for which recalls have been implemented, should be compensated for the defects related to the antilock braking systems. These cases have been consolidated into 2 actions, one in federal court in the United States District Court for the Central District of California and one in state court in the Los Angeles County Superior Court.

From February through March 2010, Toyota was sued in 6 putative shareholder class actions on behalf of investors in Toyota ADRs and common stock. The cases have been consolidated into a single action in the United States District Court for the Central District of California, and a lead plaintiff has been appointed. The consolidated complaint, filed October 4, 2010, alleges violations of the Securities Exchange Act of 1934 and Japan’s Financial Instruments and Exchange Act on the basis that defendants made statements that were false or misleading in that they failed to disclose problems with, or the causes of, unintended acceleration in a number of vehicle models. The plaintiffs seek monetary damages in an amount to be proven at trial, interest and attorneys’ fees and costs. The judge dismissed with prejudice the claims based on Japan’s Financial Instruments and Exchange Act. The lead plaintiff has moved for certification of a class of purchasers of Toyota’s ADRs from April 7, 2008 through February 2, 2010. A hearing on the motion is set for July 23, 2012.

Toyota believes that it has meritorious defenses to all of these cases and claims, and will vigorously defend against them.

Government Investigations

In February 2010, Toyota received a subpoena from the U.S. Attorney for the Southern District of New York and a voluntary request and subpoena from the SEC. The subpoenas and the voluntary request primarily seek documents related to unintended acceleration and certain financial records. This is a coordinated investigation and has included interviews of Toyota and non-Toyota witnesses, as well as production of documents. In June 2010, Toyota received a second voluntary request and subpoena from the SEC and a subpoena from the U.S. Attorney for the Southern District of New York. The subpoenas and the voluntary request primarily seek production of documents related to the recalls of the steering relay rod.

In February 2012, the NHTSA initiated a preliminary investigation of a potentially faulty power window master switch in the driver-side doors in model year 2007 Camry and RAV4 vehicles. In June 2012, the NHTSA upgraded the preliminary investigation to an engineering analysis and expanded the scope to include model year 2007 through 2009 Camry, Camry hybrid, RAV4 and Yaris as well as model year 2008 Highlander hybrid.

Toyota has also received subpoenas and formal and informal requests from various states’ attorneys general, including the Executive Committee for a group of 30 states’ plus one territory’s attorney general, and certain local governmental agencies regarding various recalls, the facts underlying its recent recalls and customer handling related to those recalls.

Toyota is cooperating with the government agencies in their investigations, which are on-going.

The recalls and other safety measures described above have led to a number of claims, lawsuits and government investigations against Toyota in the United States as set forth in the preceding paragraphs. Amounts accrued as of March 31, 2012 related to these legal proceedings and governmental investigations are not material to Toyota’s financial position, results of operations or cash flow. Beyond the amounts accrued, Toyota is unable to estimate a range of reasonably possible loss, if any, for the cases described above because (i) many of the proceedings are in evidence gathering stages, (ii) the likelihood of classes being certified or the ultimate size of the classes, if any, is uncertain, (iii) the outcome of pending or future appeals or motions is unknown, (iv) significant factual issues need to be resolved, (v) in some cases, novel legal issues are presented, and/or (vi) the differences between the matters as well as their interrelations further complicate the prediction of outcomes. In reaching this conclusion, Toyota considers the stages of these matters, the discovery in and information available about these matters, Toyota’s experience with similar matters and Toyota’s assessment of the matters. Although an estimation is not possible based on current information, the resolution of these matters could have an adverse effect on Toyota’s financial position, results of operations or cash flows.

United States Antitrust Proceedings

In February 2003, Toyota, GM, Ford, DaimlerChrysler, Honda, Nissan, BMW and their sales subsidiaries in the Unites States and Canada, as well as the National Automobile Dealers Association and the Canadian Automobile Dealers Association were named as defendants in approximately 85 purported federal and state class action lawsuits on behalf of all purchasers of new motor vehicles who purchased their vehicles in the United States on or after January 1, 2001. As of April 1, 2005, the federal lawsuits were consolidated in the State of Maine, and lawsuits in the State of California and the State of New Jersey were also consolidated within the respective states. The complaints allege that the defendants violated the Sherman Antitrust Act or state anti-trust law by conspiring among themselves and with their dealers to prevent the sale to United States citizens of vehicles produced for the Canadian market, resulting in higher prices to United States consumers. Toyota believes that its actions have been lawful. In the interest of resolving these legal actions, however, Toyota entered into a settlement agreement with the plaintiffs in February 2006. The settlement agreement has been approved by the federal court and all state cases have been dismissed.

Other Proceedings

Toyota has various other legal actions, other governmental proceedings and other claims pending against it, including other product liability claims in the United States. For the same reasons discussed above relating to the recall-related legal proceedings, Toyota is unable to estimate a range of reasonably possible loss, if any, beyond the amounts accrued, with respect to these claims. However, based upon information currently available to Toyota, Toyota believes that its losses from these matters, if any, would not have a material adverse effect on Toyota’s financial position, results of operations or cash flows.

Environmental Matters and Others

In October 2000, the European Union brought into effect a directive that requires member states to promulgate regulations implementing the following: (i) manufacturers shall bear all or a significant part of the costs for taking back end-of-life vehicles put on the market after July 1, 2002 and dismantling and recycling those vehicles. Beginning January 1, 2007, this requirement became applicable to vehicles put on the market before July 1, 2002; (ii) manufacturers may not use certain hazardous materials in vehicles to be sold after July 2003; (iii) vehicles type-approved and put on the market after December 15, 2008, shall be re-usable and/or recyclable to a minimum of 85% by weight per vehicle and shall be re-usable and/or recoverable to a minimum of 95% by weight per vehicle; and (iv) end-of-life vehicles must meet actual re-use of 80% and re-use as material or energy of 85%, respectively, of vehicle weight by 2006, rising respectively to 85% and 95% by 2015. A law to implement the directive came into effect in all member states including Bulgaria, Romania that joined the European Union in January 2007. Currently, there are uncertainties surrounding the implementation of the applicable regulations in different European Union member states, particularly regarding manufacturer responsibilities and resultant expenses that may be incurred.

In addition, under this directive member states must take measures to ensure that car manufacturers, distributors and other auto-related economic operators establish adequate used vehicle collection and treatment facilities and to ensure that hazardous materials and recyclable parts are removed from vehicles prior to shredding. This directive impacts Toyota’s vehicles sold in the European Union and Toyota is introducing vehicles that are in compliance with such measures taken by the member states pursuant to the directive.

Based on the legislation that has been enacted to date, Toyota has provided for its estimated liability related to covered vehicles in existence as of March 31, 2012. Depending on the legislation that will be enacted subject to other circumstances, Toyota may be required to revise the accruals for the expected costs. Although Toyota does not expect its compliance with the directive to result in significant cash expenditures, Toyota is continuing to assess the impact of this future legislation on its results of operations, cash flows and financial position.

Toyota purchases materials that are equivalent to approximately 10% of material costs from a supplier which is an affiliated company.

The parent company has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2014.

Segment data	12 Months Ended
Mar. 31, 2012
Segment data

24. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliate companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other business.

The following tables present certain information regarding Toyota’s industry segments and operations by geographic areas and overseas revenues by destination as of and for the years ended March 31, 2010, 2011 and 2012.

Segment operating results and assets -

As of and for the year ended March 31, 2010:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,187,308	¥1,226,244	¥537,421	¥—	¥18,950,973
Inter-segment sales and transfers	10,120	19,163	410,194	(439,477)	—

Total	17,197,428	1,245,407	947,615	(439,477)	18,950,973
Operating expenses	17,283,798	998,480	956,475	(435,296)	18,803,457

Operating income (loss)	¥(86,370)	¥246,927	¥(8,860)	¥(4,181)	¥147,516

Assets	¥12,359,404	¥13,274,953	¥1,119,635	¥3,595,295	¥30,349,287
Investment in equity method investees	1,692,702	129,745	—	44,993	1,867,440
Depreciation expense	1,018,935	348,820	46,814	—	1,414,569
Capital expenditure	616,216	774,102	21,751	25,532	1,437,601

As of and for the year ended March 31, 2011:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,322,753	¥1,173,168	¥497,767	¥—	¥18,993,688
Inter-segment sales and transfers	14,567	19,037	474,485	(508,089)	—

Total	17,337,320	1,192,205	972,252	(508,089)	18,993,688
Operating expenses	17,251,347	833,925	937,010	(496,873)	18,525,409

Operating income	¥85,973	¥358,280	¥35,242	¥(11,216)	¥468,279

Assets	¥11,341,558	¥13,365,394	¥1,146,720	¥3,964,494	¥29,818,166
Investment in equity method investees	1,784,539	3,519	3,045	26,885	1,817,988
Depreciation expense	819,075	330,865	25,633	—	1,175,573
Capital expenditure	691,867	991,330	21,058	(13,064)	1,691,191

As of and for the year ended March 31, 2012:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥16,964,378	¥1,071,737	¥547,538	¥—	¥18,583,653
Inter-segment sales and transfers	30,168	28,587	501,377	(560,132)	—

Total	16,994,546	1,100,324	1,048,915	(560,132)	18,583,653
Operating expenses	16,972,863	793,886	1,006,853	(545,576)	18,228,026

Operating income	¥21,683	¥306,438	¥42,062	¥(14,556)	¥355,627

Assets	¥12,261,814	¥13,172,548	¥1,161,224	¥4,055,379	¥30,650,965
Investment in equity method investees	1,877,720	3,887	4,765	27,757	1,914,129
Depreciation expense	744,067	298,757	25,006	—	1,067,830
Capital expenditure	796,839	683,161	35,340	16,742	1,532,082

	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$206,404	$13,040	$6,662	$—	$226,106
Inter-segment sales and transfers	367	348	6,100	(6,815)	—

Total	206,771	13,388	12,762	(6,815)	226,106
Operating expenses	206,507	9,660	12,250	(6,638)	221,779

Operating income	$264	$3,728	$512	$(177)	$4,327

Assets	$149,189	$160,269	$14,129	$49,341	$372,928
Investment in equity method investees	22,846	47	58	338	23,289
Depreciation expense	9,053	3,635	304	—	12,992
Capital expenditure	9,695	8,312	430	204	18,641

Geographic Information -

As of and for the year ended March 31, 2010:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,314,813	¥5,583,228	¥2,082,671	¥2,431,648	¥1,538,613	¥—	¥18,950,973
Inter-segment sales and transfers	3,905,490	87,298	64,378	223,679	135,248	(4,416,093)	—

Total	11,220,303	5,670,526	2,147,049	2,655,327	1,673,861	(4,416,093)	18,950,973
Operating expenses	11,445,545	5,585,036	2,180,004	2,451,800	1,558,287	(4,417,215)	18,803,457

Operating income (loss)	¥(225,242)	¥85,490	¥(32,955)	¥203,527	¥115,574	¥1,122	¥147,516

Assets	¥12,465,677	¥10,223,903	¥2,060,962	¥1,925,126	¥1,803,703	¥1,869,916	¥30,349,287
Long-lived assets	3,347,896	2,401,172	351,037	361,296	249,500	—	6,710,901

As of and for the year ended March 31, 2011:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥6,966,929	¥5,327,809	¥1,920,416	¥3,138,112	¥1,640,422	¥—	¥18,993,688
Inter-segment sales and transfers	4,019,317	101,327	61,081	236,422	168,694	(4,586,841)	—

Total	10,986,246	5,429,136	1,981,497	3,374,534	1,809,116	(4,586,841)	18,993,688
Operating expenses	11,348,642	5,089,633	1,968,349	3,061,557	1,648,987	(4,591,759)	18,525,409

Operating income (loss)	¥(362,396)	¥339,503	¥13,148	¥312,977	¥160,129	¥4,918	¥468,279

Assets	¥11,285,864	¥9,910,828	¥1,931,231	¥2,138,499	¥2,044,379	¥2,507,365	¥29,818,166
Long-lived assets	3,123,042	2,276,332	305,627	344,304	259,855	—	6,309,160

As of and for the year ended March 31, 2012:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,293,804	¥4,644,348	¥1,917,408	¥3,116,849	¥1,611,244	¥—	¥18,583,653
Inter-segment sales and transfers	3,873,515	107,538	76,538	217,425	148,931	(4,423,947)	—

Total	11,167,319	4,751,886	1,993,946	3,334,274	1,760,175	(4,423,947)	18,583,653
Operating expenses	11,374,359	4,565,477	1,976,150	3,077,484	1,651,361	(4,416,805)	18,228,026

Operating income (loss)	¥(207,040)	¥186,409	¥17,796	¥256,790	¥108,814	¥(7,142)	¥355,627

Assets	¥12,034,423	¥9,693,232	¥1,960,532	¥2,433,312	¥2,175,493	¥2,353,973	¥30,650,965
Long-lived assets	2,981,985	2,197,197	263,070	412,959	380,169	—	6,235,380

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$88,743	$56,507	$23,329	$37,923	$19,604	$—	$226,106
Inter-segment sales and transfers	47,129	1,309	931	2,645	1,812	(53,826)	—

Total	135,872	57,816	24,260	40,568	21,416	(53,826)	226,106
Operating expenses	138,391	55,548	24,043	37,444	20,092	(53,739)	221,779

Operating income (loss)	$(2,519)	$2,268	$217	$3,124	$1,324	$(87)	$4,327

Assets	$146,422	$117,937	$23,854	$29,606	$26,469	$28,640	$372,928
Long-lived assets	36,282	26,733	3,201	5,024	4,625	—	75,865

“Other” consists of Central and South America, Oceania and Africa.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥4,205,402 million, ¥4,613,672 million and ¥4,749,259 million ($57,784 million), as of March 31, 2010, 2011 and 2012, respectively.

Transfers between industries or geographic segments are made at amounts which Toyota’s management believes approximate arm’s-length transactions. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas Revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statement users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
North America	¥5,718,381	¥5,398,278	¥4,715,804	$57,377
Europe	2,023,280	1,793,932	1,817,944	22,119
Asia	2,641,471	3,280,384	3,284,392	39,961
Other	2,838,671	3,196,114	3,103,383	37,759

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statement data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,300,553	¥1,104,636	$13,440
Marketable securities	1,036,555	1,015,626	12,357
Trade accounts and notes receivable, less allowance for doubtful accounts	1,483,551	2,031,472	24,717
Inventories	1,304,128	1,622,154	19,737
Prepaid expenses and other current assets	1,383,616	1,464,124	17,814

Total current assets	6,508,403	7,238,012	88,065

Investments and other assets	5,825,966	6,218,377	75,659
Property, plant and equipment	4,608,309	4,510,716	54,881

Total Non-Financial Services Businesses assets	16,942,678	17,967,105	218,605

Financial Services Businesses
Current assets
Cash and cash equivalents	780,156	574,564	6,991
Marketable securities	188,880	165,444	2,013
Finance receivables, net	4,136,805	4,114,897	50,065
Prepaid expenses and other current assets	636,249	685,611	8,342

Total current assets	5,742,090	5,540,516	67,411

Noncurrent finance receivables, net	5,556,746	5,602,462	68,165
Investments and other assets	365,707	304,906	3,709
Property, plant and equipment	1,700,851	1,724,664	20,984

Total Financial Services Businesses assets	13,365,394	13,172,548	160,269

Eliminations	(489,906)	(488,688)	(5,946)

Total assets	¥29,818,166	¥30,650,965	$372,928

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥478,646	¥715,019	$8,699
Current portion of long-term debt	243,817	339,441	4,130
Accounts payable	1,497,253	2,234,316	27,185
Accrued expenses	1,666,748	1,737,490	21,140
Income taxes payable	104,392	123,344	1,501
Other current liabilities	1,024,662	1,175,801	14,306

Total current liabilities	5,015,518	6,325,411	76,961

Long-term liabilities
Long-term debt	839,611	503,070	6,121
Accrued pension and severance costs	660,918	700,211	8,519
Other long-term liabilities	554,402	531,982	6,473

Total long-term liabilities	2,054,931	1,735,263	21,113

Total Non-Financial Services Businesses liabilities	7,070,449	8,060,674	98,074

Financial Services Businesses
Current liabilities
Short-term borrowings	2,986,700	3,040,373	36,992
Current portion of long-term debt	2,541,479	2,218,526	26,992
Accounts payable	19,472	27,095	330
Accrued expenses	110,348	96,247	1,171
Income taxes payable	9,555	10,434	127
Other current liabilities	538,026	536,291	6,525

Total current liabilities	6,205,580	5,928,966	72,137

Long-term liabilities
Long-term debt	5,669,456	5,555,112	67,588
Accrued pension and severance costs	7,104	8,191	100
Other long-term liabilities	435,508	520,252	6,330

Total long-term liabilities	6,112,068	6,083,555	74,018

Total Financial Services Businesses liabilities	12,317,648	12,012,521	146,155

Eliminations	(489,955)	(488,708)	(5,946)

Total liabilities	18,898,142	19,584,487	238,283

Total Toyota Motor Corporation shareholders’ equity	10,332,371	10,550,261	128,364

Noncontrolling interests	587,653	516,217	6,281

Total shareholders’ equity	10,920,024	11,066,478	134,645

Total liabilities and shareholders’ equity	¥29,818,166	¥30,650,965	$372,928

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Non-Financial Services Businesses
Net revenues	¥17,732,143	¥17,826,986	¥17,534,872	$213,345

Costs and expenses
Cost of revenues	15,973,442	15,986,741	15,796,635	192,196
Selling, general and administrative	1,854,710	1,723,071	1,676,999	20,404

Total costs and expenses	17,828,152	17,709,812	17,473,634	212,600

Operating income (loss)	(96,009)	117,174	61,238	745

Other income, net	144,625	88,840	69,935	851

Income before income taxes and equity in earnings of affiliated companies	48,616	206,014	131,173	1,596

Provision for income taxes	42,342	178,795	141,558	1,722
Equity in earnings of affiliated companies	109,944	214,229	196,544	2,391

Net income	116,218	241,448	186,159	2,265

Less: Net income attributable to noncontrolling interests	(32,103)	(54,055)	(82,181)	(1,000)

Net income attributable to Toyota Motor Corporation- Non-Financial Services Businesses	84,115	187,393	103,978	1,265

Financial Services Businesses
Net revenues	1,245,407	1,192,205	1,100,324	13,388

Costs and expenses
Cost of revenues	716,997	636,374	615,563	7,490
Selling, general and administrative	281,483	197,551	178,323	2,170

Total costs and expenses	998,480	833,925	793,886	9,660

Operating income	246,927	358,280	306,438	3,728

Other income (expense), net	(3,923)	1,349	(4,679)	(57)

Income before income taxes and equity in earnings of affiliated companies	243,004	359,629	301,759	3,671

Provision for income taxes	50,362	134,094	120,725	1,468
Equity in earnings (losses) of affiliated companies	(64,536)	787	1,157	14

Net income	128,106	226,322	182,191	2,217

Less: Net income attributable to noncontrolling interests	(2,653)	(3,251)	(2,566)	(32)

Net income attributable to Toyota Motor Corporation - Financial Services Businesses	125,453	223,071	179,625	2,185

Eliminations	(112)	(2,281)	(44)	(0)

Net income attributable to Toyota Motor Corporation	¥209,456	¥408,183	¥283,559	$3,450

Statement of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2010			For the year ended March 31, 2011
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥116,218	¥128,106	¥244,212	¥241,448	¥226,322	¥465,485
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,065,749	348,820	1,414,569	844,708	330,865	1,175,573
Provision for doubtful accounts and credit losses	1,905	98,870	100,775	1,806	2,334	4,140
Pension and severance costs, less payments	55	1,199	1,254	(24,867)	1,453	(23,414)
Losses on disposal of fixed assets	46,661	276	46,937	36,076	138	36,214
Unrealized losses on available-for-sale securities, net	2,486	—	2,486	7,915	—	7,915
Deferred income taxes	(14,183)	39,759	25,537	(17,258)	103,035	85,710
Equity in (earnings) losses of affiliated companies	(109,944)	64,536	(45,408)	(214,229)	(787)	(215,016)
Changes in operating assets and liabilities, and other	733,338	133,275	768,168	591,378	(106,416)	487,402

Net cash provided by operating activities	1,842,285	814,841	2,558,530	1,466,977	556,944	2,024,009

Cash flows from investing activities
Additions to finance receivables	—	(13,492,119)	(7,806,201)	—	(14,323,261)	(8,438,785)
Collection of and proceeds from sales of finance receivables	—	13,107,531	7,517,968	—	13,887,751	8,003,940
Additions to fixed assets excluding equipment leased to others	(599,154)	(5,382)	(604,536)	(621,302)	(8,024)	(629,326)
Additions to equipment leased to others	(64,345)	(768,720)	(833,065)	(78,559)	(983,306)	(1,061,865)
Proceeds from sales of fixed assets excluding equipment leased to others	46,070	6,403	52,473	50,742	600	51,342
Proceeds from sales of equipment leased to others	36,668	428,424	465,092	17,700	468,995	486,695
Purchases of marketable securities and security investments	(2,310,912)	(101,270)	(2,412,182)	(4,063,499)	(358,308)	(4,421,807)
Proceeds from sales of and maturity of marketable securities and security investments	1,012,781	95,960	1,108,741	3,423,618	292,538	3,716,156
Payment for additional investments in affiliated companies, net of cash acquired	(1,020)	—	(1,020)	(299)	—	(299)
Changes in investments and other assets, and other	(259,089)	102,497	(337,454)	394,479	18,303	177,605

Net cash used in investing activities	(2,139,001)	(626,676)	(2,850,184)	(877,120)	(1,004,712)	(2,116,344)

Cash flows from financing activities
Proceeds from issuance of long-term debt	492,300	2,733,465	3,178,310	15,318	2,934,588	2,931,436
Payments of long-term debt	(77,033)	(2,926,308)	(2,938,202)	(309,862)	(2,306,139)	(2,489,632)
Increase (decrease) in short-term borrowings	(249,238)	(251,544)	(335,363)	(86,884)	122,619	162,260
Dividends paid	(172,476)	—	(172,476)	(141,120)	—	(141,120)
Purchase of common stock, and other	(10,251)	—	(10,251)	(28,617)	—	(28,617)

Net cash provided by (used in) financing activities	(16,698)	(444,387)	(277,982)	(551,165)	751,068	434,327

Effect of exchange rate changes on cash and cash equivalents	4,092	(12,990)	(8,898)	(76,960)	(50,069)	(127,029)

Net increase (decrease) in cash and cash equivalents	(309,322)	(269,212)	(578,534)	(38,268)	253,231	214,963
Cash and cash equivalents at beginning of year	1,648,143	796,137	2,444,280	1,338,821	526,925	1,865,746

Cash and cash equivalents at end of year	¥1,338,821	¥526,925	¥1,865,746	¥1,300,553	¥780,156	¥2,080,709

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2012			For the year ended March 31, 2012
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥186,159	¥182,191	¥368,302	$2,265	$2,217	$4,481
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	769,073	298,757	1,067,830	9,357	3,635	12,992
Provision for doubtful accounts and credit losses	5,843	3,780	9,623	71	46	117
Pension and severance costs, less payments	15,410	1,301	16,711	187	16	203
Losses on disposal of fixed assets	33,448	80	33,528	407	1	408
Unrealized losses on available-for-sale securities, net	53,831	—	53,831	655	—	655
Deferred income taxes	(82,792)	89,199	6,395	(1,007)	1,085	78
Equity in earnings of affiliated companies	(196,544)	(1,157)	(197,701)	(2,391)	(14)	(2,405)
Changes in operating assets and liabilities, and other	182,931	(73,020)	93,916	2,226	(889)	1,143

Net cash provided by operating activities	967,359	501,131	1,452,435	11,770	6,097	17,672

Cash flows from investing activities
Additions to finance receivables	—	(13,455,792)	(8,333,248)	—	(163,715)	(101,390)
Collection of and proceeds from sales of finance receivables	—	13,168,058	8,061,710	—	160,215	98,086
Additions to fixed assets excluding equipment leased to others	(713,867)	(9,670)	(723,537)	(8,685)	(118)	(8,803)
Additions to equipment leased to others	(135,054)	(673,491)	(808,545)	(1,644)	(8,194)	(9,838)
Proceeds from sales of fixed assets excluding equipment leased to others	36,203	430	36,633	441	5	446
Proceeds from sales of equipment leased to others	20,689	410,624	431,313	252	4,996	5,248
Purchases of marketable securities and security investments	(2,565,772)	(607,862)	(3,173,634)	(31,218)	(7,396)	(38,614)
Proceeds from sales of and maturity of marketable securities and security investments	2,227,812	629,013	2,856,825	27,106	7,653	34,759
Payment for additional investments in affiliated companies, net of cash acquired	(147)	—	(147)	(2)	—	(2)
Changes in investments and other assets, and other	213,957	(12,206)	209,972	2,603	(148)	2,555

Net cash used in investing activities	(916,179)	(550,896)	(1,442,658)	(11,147)	(6,702)	(17,553)

Cash flows from financing activities
Proceeds from issuance of long-term debt	39,803	2,379,152	2,394,807	484	28,947	29,138
Payments of long-term debt	(294,646)	(2,608,135)	(2,867,572)	(3,585)	(31,733)	(34,889)
Increase in short-term borrowings	238,072	93,002	311,651	2,897	1,132	3,792
Dividends paid	(156,785)	—	(156,785)	(1,908)	—	(1,908)
Purchase of common stock, and other	(37,448)	—	(37,448)	(456)	—	(456)

Net cash used in financing activities	(211,004)	(135,981)	(355,347)	(2,568)	(1,654)	(4,323)

Effect of exchange rate changes on cash and cash equivalents	(36,093)	(19,846)	(55,939)	(439)	(242)	(681)

Net decrease in cash and cash equivalents	(195,917)	(205,592)	(401,509)	(2,384)	(2,501)	(4,885)
Cash and cash equivalents at beginning of year	1,300,553	780,156	2,080,709	15,824	9,492	25,316

Cash and cash equivalents at end of year	¥1,104,636	¥574,564	¥1,679,200	$13,440	$6,991	$20,431

Per share amounts	12 Months Ended
Mar. 31, 2012
Per share amounts

25. Per share amounts:

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Net income attributable to Toyota Motor Corporation	Weighted- average shares	Net income attributable to Toyota Motor Corporation per share	Net income attributable to Toyota Motor Corporation	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2010
Basic net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,986	¥66.79
Effect of dilutive securities
Assumed exercise of dilutive stock options	—	12

Diluted net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,998	¥66.79

For the year ended March 31, 2011
Basic net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,881	¥130.17
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	34

Diluted net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,915	¥130.16

For the year ended March 31, 2012
Basic net income attributable to Toyota Motor Corporation per common share	¥283,559	3,143,470	¥90.21	$3,450	$1.10
Effect of dilutive securities
Assumed exercise of dilutive stock options	(3)	0		(0)

Diluted net income attributable to Toyota Motor Corporation per common share	¥283,556	3,143,470	¥90.20	$3,450	$1.10

Certain stock options were not included in the computation of diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2010, 2011 and 2012 because the options’ exercise prices were greater than the average market price per common share during the period.

In addition to the disclosure requirements under U.S.GAAP, Toyota discloses the information below in order to provide financial statement users with valuable information.

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2011 and 2012. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share	Toyota Motor Corporation Shareholders’ equity	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2011	¥10,332,371	3,135,699	¥3,295.08
As of March 31, 2012	10,550,261	3,166,810	3,331.51	$128,364	$40.53

Fair value measurements	12 Months Ended
Mar. 31, 2012
Fair value measurements

26. Fair value measurements:

In accordance with U.S.GAAP, Toyota classifies fair value into three levels of input as follows which are used to measure it.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the assets or liabilities

Level 3:	Unobservable inputs for assets or liabilities

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2011 and 2012:

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥729,569	¥58,281	¥—	¥787,850
Time deposits	—	120,000	—	120,000
Marketable securities and other securities investments
Government bonds	3,127,170	—	—	3,127,170
Common stocks	960,229	—	—	960,229
Other	37,842	539,109	—	576,951
Derivative financial instruments	—	405,524	11,782	417,306

Total	¥4,854,810	¥1,122,914	¥11,782	¥5,989,506

Liabilities
Derivative financial instruments	¥—	¥(215,283)	¥(4,988)	¥(220,271)

Total	¥—	¥(215,283)	¥(4,988)	¥(220,271)

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥485,119	¥223,385	¥—	¥708,504
Time deposits	—	50,000	—	50,000
Marketable securities and other securities investments
Government bonds	3,596,625	5,287	—	3,601,912
Common stocks	1,034,319	—	—	1,034,319
Other	40,711	454,549	1,684	496,944
Derivative financial instruments	—	289,931	7,565	297,496

Total	¥5,156,774	¥1,023,152	¥9,249	¥6,189,175

Liabilities
Derivative financial instruments	¥—	¥(180,347)	¥(2,826)	¥(183,173)

Total	¥—	¥(180,347)	¥(2,826)	¥(183,173)

	U.S. dollars in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$5,902	$2,718	$—	$8,620
Time deposits	—	609	—	609
Marketable securities and other securities investments
Government bonds	43,760	64	—	43,824
Common stocks	12,584	—	—	12,584
Other	496	5,530	21	6,047
Derivative financial instruments	—	3,527	92	3,619

Total	$62,742	$12,448	$113	$75,303

Liabilities
Derivative financial instruments	$—	$(2,194)	$(35)	$(2,229)

Total	$—	$(2,194)	$(35)	$(2,229)

The following is description of the assets and liabilities measured at fair value, information about the valuation techniques used to measure fair value, key inputs and significant assumption:

Cash equivalents and time deposits -

Cash equivalents include money market funds and other investments with original maturities of three months or less. Cash equivalents classified in Level 2 include primarily negotiable certificate of deposit with original maturities of three months or less. These are measured at fair value using observable interest rates in the market. Time deposits include negotiable certificate of deposit with original maturities over three months. These are measured at fair value using observable interest rates in the market.

Marketable securities and other securities investments -

Marketable securities and other securities investments include government bonds, common stocks and other investments. Government bonds include 77% of Japanese government bonds, and 23% of U.S. and European government bonds as of March 31, 2011, and 60% of Japanese government bonds, and 40% of U.S., European and other government bonds as of March 31, 2012. Listed stocks on the Japanese stock markets represent 86% and 83% of common stocks as of March 31, 2011 and 2012, respectively. Toyota uses quoted market prices for identical assets to measure fair value of these securities. “Other” includes primarily commercial paper. Generally, Toyota uses quoted market prices for similar assets or quoted non-active market prices for identical assets to measure fair value of these securities. These assets are classified in Level 2. During the year ended March 31, 2012, certain government bonds were transferred from in Level 1 to Level 2 due to the lack of quoted prices for identical assets traded in an active market.

Derivative financial instruments -

See note 20 to the consolidated financial statements about derivative financial instruments. Toyota estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified in Level 2. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified in Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and our own non-performance risk, using such as credit default probabilities.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥19,581	¥(5,734)	¥13,847
Total gains (losses)
Included in earnings	(641)	25,057	24,416
Included in other comprehensive income (loss)	(99)	—	(99)
Purchases, issuances and settlements	(6,376)	(13,582)	(19,958)
Other	669	151	820

Balance at end of year	¥13,134	¥5,892	¥19,026

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	Yen in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥—	¥6,794	¥6,794
Total gains (losses)
Included in earnings	—	6,476	6,476
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(3,832)	(3,832)
Other	1,684	(4,699)	(3,015)

Balance at end of year	¥1,684	¥4,739	¥6,423

	U.S. dollars in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$—	$83	$83
Total gains (losses)
Included in earnings	—	78	78
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(47)	(47)
Other	21	(57)	(36)

Balance at end of year	$21	$57	$78

“Included in earnings” in marketable securities and other securities investments and derivative financial instruments are included in “Other income (loss), net” and “Cost of financing operations” in the accompanying consolidated statements of income, respectively.

In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities. The other amount primarily includes the impact of currency translation adjustments for the year ended March 31, 2010 and includes consolidated retained interests in securitized financial receivables of ¥(13,165) million, certain derivative financial instruments transferred into Level 2 due to be measured at observable inputs of ¥(21,413) million and the impact of currency translation adjustments for the year ended March 31, 2011, and includes the impacts of level transfers and currency translation adjustments for the year ended March 31, 2012.

As of March 31, 2012, the Level 3 assets and liabilities measured at fair value on a recurring basis are not significant.

Certain assets and liabilities are measured at fair value on a nonrecurring basis. During the years ended March 31, 2011 and 2012, Toyota measured certain finance receivables at fair value of ¥32,338 million and ¥32,056 million ($390 million) based on the collateral value, resulting in gains of ¥2,083 million and ¥1,736 million ($21 million). This fair value measurement on a nonrecurring basis is classified in Level 3. See note 21 to the consolidated financial statements for the fair value measurement. These Level 3 financial assets are not significant.

Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2012
Basis of consolidation and accounting for investments in affiliated companies

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the parent company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to net realizable value if a decline in market value is determined other-than-temporary. Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost. The accounts of variable interest entities as defined by U.S.GAAP are included in the consolidated financial statements, if applicable.

Estimates

Estimates -

The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, liabilities accrued for recalls and other safety measures, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on marketable securities, litigation liabilities and valuation allowance for deferred tax assets.

Translation of foreign currencies

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.

Foreign currency receivables and payables are translated at appropriate year-end current exchange rates and the resulting transaction gains or losses are recorded in operations currently.

Revenue recognition

Revenue recognition -

Revenues from sales of vehicles and parts are generally recognized upon delivery which is considered to have occurred when the dealer has taken title to the product and the risk and reward of ownership have been substantively transferred, except as described below.

Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program.

Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in a manner similar to operating lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.

Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.

The sale of certain vehicles includes a determinable amount for the contract, which entitles customers to free vehicle maintenance. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract, which approximates the pattern of the related costs.

Other costs

Other costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥304,375 million, ¥308,903 million and ¥304,713 million ($3,707 million) for the years ended March 31, 2010, 2011 and 2012, respectively.

Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.

In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Prior to the fourth quarter of fiscal 2010, amounts were accrued based on individual occurrences of recalls and other safety measures. During the fourth quarter of fiscal 2010, as a result of significant changes in facts and circumstances, Toyota has employed an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience and individual occurrences of recalls and other safety measures. This change resulted from Toyota’s fiscal 2010 experience with recalls and other safety measures changes in the operating processes such as the establishment of the Special Committee for Global Quality to address quality-related matters, as well as the broadening of the number of vehicles subject to recalls and other safety measures.

Litigation liabilities are established to cover probable losses on various lawsuits based on the information currently available. Attorneys’ fees are expensed as incurred.

Research and development costs are expensed as incurred. Research and development costs were ¥725,345 million, ¥730,340 million and ¥779,806 million ($9,488 million) for the years ended March 31, 2010, 2011 and 2012, respectively.

Cash and cash equivalents

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable securities

Marketable securities -

Marketable securities consist of debt and equity securities. Debt and equity securities designated as available-for-sale are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale are reduced to net realizable value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the company and Toyota’s ability and intent to retain its investment in the company for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined on the average-cost method, are reflected in the statement of income when realized.

Security investments in non-public companies

Security investments in non-public companies -

Security investments in non-public companies are carried at cost as fair value is not readily determinable. If the value of a non-public security investment is estimated to have declined and such decline is judged to be other-than-temporary, Toyota recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Fair value is determined principally through the use of the latest financial information.

Finance receivables

Finance receivables -

Finance receivables recorded on Toyota’s balance sheet are comprised of the unpaid principal balance, plus accrued interest, less charge-offs, net of any unearned income and deferred origination costs and the allowance for credit losses. Deferred origination costs are amortized so as to approximate a level rate of return over the term of the related contracts.

The determination of portfolio segments is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolio segments within finance receivables are as follows:

Retail receivables portfolio segment -

The retail receivables portfolio segment consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.

The contract periods of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse, which relieves the dealers from financial responsibility in the event of repossession.

Toyota classifies retail receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.

Finance lease receivables portfolio segment -

Toyota acquires new vehicle lease contracts originated primarily through dealers. The contract periods of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.

Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.

Toyota classifies finance lease receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks.

Wholesale and other dealer loan receivables portfolio segment -

Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies.

Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.

Toyota classifies wholesale and other dealer loan receivables portfolio segment into three classes of wholesale, real estate and working capital, based on the risk characteristics associated with the underlying finance receivables.

A receivable account balance is considered impaired when, based on current information and events, it is probable that Toyota will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying loan agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether a loan is impaired. Impaired finance receivables include certain nonaccrual receivables for which a specific reserve has been assessed. An account modified as a troubled debt restructuring is considered to be impaired. A troubled debt restructuring occurs when an account is modified through a concession to a borrower experiencing financial difficulty.

All classes of wholesale and other dealer loan receivables portfolio segment are placed on nonaccrual status when full payment of principal or interest is in doubt, or when principal or interest is 90 days or more contractually past due, whichever occurs first. Collateral dependent loans are placed on nonaccrual status if collateral is insufficient to cover principal and interest. Interest accrued but not collected at the date a receivable is placed on nonaccrual status is reversed against interest income. In addition, the amortization of net deferred fees is suspended.

Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Receivable balances are written-off against the allowance for credit losses when it is probable that a loss has been realized. Retail receivables class and finance lease receivables class are not placed generally on nonaccrual status when principal or interest is 90 days or more past due. However, these receivables are generally written-off against the allowance for credit losses when payments due are no longer expected to be received or the account is 120 days contractually past due, whichever occurs first.

As of March 31, 2011 and 2012, finance receivables on nonaccrual status were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥2,633	¥2,822	$34
Finance leases	1,136	958	12
Wholesale	6,722	5,485	67
Real estate	14,437	11,736	143
Working capital	272	37	0

	¥25,200	¥21,038	$256

As of March 31, 2011 and 2012, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥23,734	¥24,263	$295
Finance leases	4,484	7,674	94

	¥28,218	¥31,937	$389

Allowance for credit losses

Allowance for credit losses -

Allowance for credit losses is established to cover probable losses on finance receivables and vehicles and equipment on operating leases, resulting from the inability of customers to make required payments. Provision for credit losses is included in selling, general and administrative expenses.

The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors. Vehicles and equipment on operating leases are not within the scope of accounting guidance governing the disclosure of portfolio segments.

Retail receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on retail receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors.

Finance lease receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on finance lease receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors such as used car markets.

Wholesale and other dealer loan receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on wholesale and other dealer loan receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by financial conditions of the dealers, terms of collateral setting, current economic events and conditions and other pertinent factors.

Toyota establishes specific reserves to cover the estimated losses on individually impaired receivables within the wholesale and other dealer loan receivables portfolio segment. Specific reserves on impaired receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected. The fair value of the underlying collateral is used if the receivable is collateral-dependent. The receivable is determined collateral-dependent if the repayment of the loan is expected to be provided by the underlying collateral. For the receivables in which the fair value of the underlying collateral was in excess of the outstanding balance, no allowance was provided.

Troubled debt restructurings in the retail receivables and finance lease receivables portfolio segments are specifically identified as impaired and aggregated with their respective portfolio segments when determining the allowance for credit losses. Impaired loans in the retail receivables and finance lease receivables portfolio segments are insignificant for individual evaluation and Toyota has determined that allowance for credit losses for each of the retail receivables and finance lease receivables portfolio segments would not be materially different if they had been individually evaluated for impairment.

Specific reserves on impaired receivables within the wholesale and other dealer loan receivables portfolio segment are recorded by an increase to the allowance for credit losses based on the related measurement of impairment. Related collateral, if recoverable, is repossessed and sold and the account balance is written-off.

Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.

Allowance for residual value losses

Allowance for residual value losses -

Toyota is exposed to risk of loss on the disposition of off-lease vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.

The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.

Inventories

Inventories -

Inventories are valued at cost, not in excess of market, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or “last-in, first-out” (“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥151,183 million and ¥220,582 million ($2,684 million) at March 31, 2011 and 2012, respectively. Had the “first-in, first-out” basis been used for those companies using the LIFO basis, inventories would have been ¥57,943 million and ¥56,799 million ($691 million) higher than reported at March 31, 2011 and 2012, respectively.

Property, plant and equipment

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method for the parent company and Japanese subsidiaries and on the straight-line method for foreign subsidiary companies at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.

Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Long-lived assets

Long-lived assets -

Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.

Goodwill and intangible assets

Goodwill and intangible assets -

Goodwill is not material to Toyota’s consolidated balance sheets.

Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable.

An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.

Employee benefit obligations

Employee benefit obligations -

Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The funded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.

Environmental matters

Environmental matters -

Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.

Income taxes

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Derivative financial instruments

Derivative financial instruments -

Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in operations.

Net income attributable to Toyota Motor Corporation per share

Net income attributable to Toyota Motor Corporation per share -

Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is similar to the calculation of basic net income attributable to Toyota Motor Corporation per share, except that the weighted-average number of shares outstanding includes the additional dilution from the assumed exercise of dilutive stock options.

Stock-based compensation	Stock-based compensation - Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award, and accounts for the award.
Other comprehensive income

Other comprehensive income -

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale, foreign currency translation adjustments and adjustments attributed to pension liabilities or minimum pension liabilities associated with Toyota’s defined benefit pension plans.

Accounting changes

Accounting changes -

In October 2009, FASB issued updated guidance of accounting for and disclosure of revenue recognition with multiple deliverables. This guidance allows the use of estimated selling price for determining the selling price of deliverables, eliminates the residual method of allocation and expands the disclosures related to a vendor’s multiple-deliverable revenue arrangements. Toyota adopted this guidance for revenue arrangements entered into or materially modified in the fiscal year begun on or after June 15, 2010. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In April 2011, FASB issued updated guidance to clarify the accounting for and disclosures about troubled debt restructurings by creditors. This guidance provides the criteria as to whether a loan modification constitutes a troubled debt restructuring and requires additional disclosures about troubled debt restructurings. Toyota adopted this guidance from the fiscal year ended March 31, 2012. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For a further discussion of additional disclosures by adoption of this guidance, please see note 7 to Toyota’s consolidated financial statements.

In May 2011, FASB issued updated guidance on fair value measurement and disclosure requirements. This guidance is the amendment to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. Consequently, this guidance changes some fair value measurement principles and enhances the disclosure requirements. Toyota adopted this guidance from the fiscal year ended March 31, 2012. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For a further discussion of additional disclosures by adoption of this guidance, please see notes 21 and 26 to Toyota’s consolidated financial statements.

Recent pronouncements to be adopted in future periods

Recent pronouncements to be adopted in future periods -

In June 2011, FASB issued updated guidance of presentation of comprehensive income. This guidance requires to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective for fiscal year, and interim period within the fiscal year, beginning after December 15, 2011. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In December 2011, FASB issued updated guidance of disclosures about offsetting assets and liabilities. This guidance requires additional disclosures about gross and net information for assets and liabilities including financial instruments eligible for offset in the balance sheets. This guidance is effective for fiscal year beginning on or after January 1, 2013, and for interim period within the fiscal year. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

Reclassifications	Reclassifications - Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2012.

Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2012
Finance Receivables on Nonaccrual Status

As of March 31, 2011 and 2012, finance receivables on nonaccrual status were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥2,633	¥2,822	$34
Finance leases	1,136	958	12
Wholesale	6,722	5,485	67
Real estate	14,437	11,736	143
Working capital	272	37	0

	¥25,200	¥21,038	$256

Finance Receivables Past Due Over 90 Days and Still Accruing

As of March 31, 2011 and 2012, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥23,734	¥24,263	$295
Finance leases	4,484	7,674	94

	¥28,218	¥31,937	$389

Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2012
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments

Marketable securities and other securities investments include government bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,174,236	¥21,712	¥68,778	¥3,127,170
Common stocks	670,405	336,598	46,774	960,229
Other	561,387	15,940	376	576,951

Total	¥4,406,028	¥374,250	¥115,928	¥4,664,350

Securities not practicable to determine fair value
Common stocks	¥109,203
Other	23,069

Total	¥132,272

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,580,574	¥72,485	¥51,147	¥3,601,912
Common stocks	605,889	444,073	15,643	1,034,319
Other	475,109	21,846	11	496,944

Total	¥4,661,572	¥538,404	¥66,801	¥5,133,175

Securities not practicable to determine fair value
Common stocks	¥79,420
Other	22,047

Total	¥101,467

	U.S. dollars in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	$43,564	$882	$622	$43,824
Common stocks	7,372	5,403	191	12,584
Other	5,781	266	0	6,047

Total	$56,717	$6,551	$813	$62,455

Securities not practicable to determine fair value
Common stocks	$967
Other	268

Total	$1,235

Finance receivables (Tables)	12 Months Ended
Mar. 31, 2012
Financing Receivables

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥7,128,453	¥7,248,793	$88,195
Finance leases	1,123,188	955,430	11,625
Wholesale and other dealer loans	1,990,557	2,033,954	24,747

	10,242,198	10,238,177	124,567
Deferred origination costs	104,391	105,533	1,284
Unearned income	(496,235)	(494,123)	(6,012)
Allowance for credit losses
Retail	(92,199)	(77,353)	(941)
Finance leases	(36,024)	(30,637)	(373)
Wholesale and other dealer loans	(28,580)	(24,238)	(295)

Total allowance for credit losses	(156,803)	(132,228)	(1,609)

Total finance receivables, net	9,693,551	9,717,359	118,230
Less - Current portion	(4,136,805)	(4,114,897)	(50,065)

Noncurrent finance receivables, net	¥5,556,746	¥5,602,462	$68,165

Summary of Contractual Maturities

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and wholesale and other dealer loans at March 31, 2012 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2013	¥2,528,895	¥276,630	¥1,490,687	$30,769	$3,366	$18,137
2014	1,774,195	182,404	209,151	21,586	2,219	2,545
2015	1,380,910	117,854	78,369	16,802	1,434	953
2016	881,267	80,239	71,637	10,722	976	872
2017	427,490	19,546	98,111	5,201	238	1,194
Thereafter	256,036	11,969	85,999	3,115	146	1,046

	¥7,248,793	¥688,642	¥2,033,954	$88,195	$8,379	$24,747

Summary of Finance Leases

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Minimum lease payments	¥804,871	¥688,642	$8,379
Estimated unguaranteed residual values	318,317	266,788	3,246

	1,123,188	955,430	11,625
Deferred origination costs	5,406	3,722	45
Less - Unearned income	(104,419)	(90,887)	(1,106)
Less - Allowance for credit losses	(36,024)	(30,637)	(373)

Finance leases, net	¥988,151	¥837,628	$10,191

Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2011 and 2012:

	Yen in millions
	March 31, 2011
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,017,171	¥1,111,453	¥897,971	¥494,700	¥593,516
31-60 days past due	72,082	5,968	2,260	404	44
61-90 days past due	15,466	1,283	355	34	0
Over 90 days past due	23,734	4,484	74	621	578

Total	¥7,128,453	¥1,123,188	¥900,660	¥495,759	¥594,138

	Yen in millions
	March 31, 2012
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,146,365	¥939,345	¥923,642	¥535,296	¥574,671
31-60 days past due	64,314	5,766	3	—	70
61-90 days past due	13,851	2,645	—	—	—
Over 90 days past due	24,263	7,674	53	98	121

Total	¥7,248,793	¥955,430	¥923,698	¥535,394	¥574,862

	U.S. dollars in millions
	March 31, 2012
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	$86,949	$11,429	$11,238	$6,513	$6,992
31-60 days past due	782	70	0	—	1
61-90 days past due	169	32	—	—	—
Over 90 days past due	295	94	1	1	1

Total	$88,195	$11,625	$11,239	$6,514	$6,994

Recorded Investment for each Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment in United States and Other Regions

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2011 and 2012:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is a probability that default exists based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥504,960	¥283,450	¥90,545	¥878,955
Credit Watch	58,106	41,967	12,198	112,271
At Risk	6,494	12,344	1,066	19,904
Default	803	931	655	2,389

Total	¥570,363	¥338,692	¥104,464	¥1,013,519

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥513,632	¥307,867	¥116,871	¥938,370
Credit Watch	55,513	38,382	5,014	98,909
At Risk	6,394	12,157	618	19,169
Default	466	30	423	919

Total	¥576,005	¥358,436	¥122,926	¥1,057,367

	U.S. dollars in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	$6,249	$3,746	$1,422	$11,417
Credit Watch	676	467	61	1,204
At Risk	78	148	7	233
Default	6	0	5	11

Total	$7,009	$4,361	$1,495	$12,865

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥315,744	¥151,020	¥485,974	¥952,738
Default	14,553	6,047	3,700	24,300

Total	¥330,297	¥157,067	¥489,674	¥977,038

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥330,264	¥170,886	¥451,505	¥952,655
Default	17,429	6,072	431	23,932

Total	¥347,693	¥176,958	¥451,936	¥976,587

	U.S. dollars in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	$4,018	$2,079	$5,494	$11,591
Default	212	74	5	291

Total	$4,230	$2,153	$5,499	$11,882

Impaired Finance Receivables

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2011	2012	2011	2012	2011	2012
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	¥7,192	¥8,105	¥7,192	¥8,105	¥896	¥2,716
Real estate	18,173	16,429	18,173	16,429	6,553	4,252
Working capital	4,841	995	4,841	995	3,436	573

Total	¥30,206	¥25,529	¥30,206	¥25,529	¥10,885	¥7,541

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	¥12,745	¥14,015	¥12,745	¥14,015
Real estate	—	15	—	15
Working capital	272	38	272	38

Total	¥13,017	¥14,068	¥13,017	¥14,068

Impaired account balances aggregated and evaluated for impairment:
Retail	¥48,376	¥42,438	¥47,640	¥41,790
Finance leases	433	325	378	180

Total	¥48,809	¥42,763	¥48,018	¥41,970

Total impaired account balances:
Retail	¥48,376	¥42,438	¥47,640	¥41,790
Finance leases	433	325	378	180
Wholesale	19,937	22,120	19,937	22,120
Real estate	18,173	16,444	18,173	16,444
Working capital	5,113	1,033	5,113	1,033

Total	¥92,032	¥82,360	¥91,241	¥81,567

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2011	2012	2011	2012
Total impaired account balances:
Retail	¥48,898	¥44,362	¥4,373	¥3,700
Finance leases	480	279	30	7
Wholesale	16,231	18,734	171	79
Real estate	19,545	16,137	514	395
Working capital	4,979	2,592	86	79

Total	¥90,133	¥82,104	¥5,174	¥4,260

	U.S. dollars in millions
	March 31, 2012
	Recorded investment	Unpaid principal balance	Individually evaluated allowance
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	$99	$99	$33
Real estate	200	200	52
Working capital	12	12	7

Total	$311	$311	$92

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	$170	$170
Real estate	0	0
Working capital	1	1

Total	$171	$171

Impaired account balances aggregated and evaluated for impairment:
Retail	$516	$508
Finance leases	4	2

Total	$520	$510

Total impaired account balances:
Retail	$516	$508
Finance leases	4	2
Wholesale	269	269
Real estate	200	200
Working capital	13	13

Total	$1,002	$992

	U.S. dollars in millions
	For the year ended March 31, 2012
	Average impaired finance receivables	Interest income recognized
Total impaired account balances:
Retail	$540	$45
Finance leases	3	0
Wholesale	228	1
Real estate	196	5
Working capital	32	1

Total	$999	$52

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Inventories

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Finished goods	¥715,272	¥981,612	$11,943
Raw materials	299,755	347,878	4,233
Work in process	218,335	221,036	2,689
Supplies and other	70,880	71,756	873

Total	¥1,304,242	¥1,622,282	$19,738

Vehicles and equipment on operating leases (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Vehicles and Equipment on Operating Lease

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Vehicles	¥2,404,032	¥2,487,721	$30,268
Equipment	87,914	87,632	1,066

	2,491,946	2,575,353	31,334
Less - Accumulated depreciation	(651,443)	(667,406)	(8,120)
Less - Allowance for credit losses	(10,812)	(8,135)	(99)

Vehicles and equipment on operating leases, net	¥1,829,691	¥1,899,812	$23,115

Future Minimum Rentals from Vehicles and Equipment on Operating Leases

Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥375,082	$4,564
2014	227,597	2,769
2015	105,031	1,278
2016	30,358	369
2017	9,878	120
Thereafter	4,812	59

Total minimum future rentals	¥752,758	$9,159

Allowance for doubtful accounts and credit losses (Tables)	12 Months Ended
Mar. 31, 2012
Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Allowance for doubtful accounts at beginning of year	¥48,006	¥46,706	¥44,047	$536
Provision for doubtful accounts, net of reversal	1,905	1,806	5,843	71
Write-offs	(1,357)	(2,690)	(699)	(9)
Other	(1,848)	(1,775)	(5,094)	(62)

Allowance for doubtful accounts at end of year	¥46,706	¥44,047	¥44,097	$536

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Allowance for credit losses at beginning of year	¥238,932	¥232,479	¥167,615	$2,039
Provision for credit losses, net of reversal	98,870	2,334	3,780	46
Charge-offs	(118,333)	(86,115)	(51,578)	(627)
Recoveries	16,137	18,268	16,415	200
Other	(3,127)	649	4,131	50

Allowance for credit losses at end of year	¥232,479	¥167,615	¥140,363	$1,708

Analysis of Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment

An analysis of the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31, 2011
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥160,350	¥36,918	¥35,211
Provision for credit losses, net of reversal	(2,660)	6,023	2,098
Charge-offs	(68,122)	(2,820)	(5,885)
Recoveries	14,159	288	636
Other	(11,528)	(4,385)	(3,480)

Allowance for credit losses at end of year	¥92,199	¥36,024	¥28,580

	Yen in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥92,199	¥36,024	¥28,580
Provision for credit losses, net of reversal	13,569	(4,508)	(4,767)
Charge-offs	(44,742)	(2,499)	(305)
Recoveries	14,051	718	16
Other	2,276	902	714

Allowance for credit losses at end of year	¥77,353	¥30,637	¥24,238

	U.S. dollars in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	$1,122	$438	$348
Provision for credit losses, net of reversal	165	(55)	(58)
Charge-offs	(545)	(30)	(4)
Recoveries	171	9	0
Other	28	11	9

Allowance for credit losses at end of year	$941	$373	$295

Affiliated companies and variable interest entities (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Current assets	¥7,973,712	¥9,112,895	$110,876
Noncurrent assets	6,815,361	6,914,208	84,125

Total assets	¥14,789,073	¥16,027,103	$195,001

Current liabilities	¥5,141,461	¥5,847,495	$71,146
Long-term liabilities and noncontrolling interests	3,726,952	4,032,045	49,058
Affiliated companies accounted for by the equity method shareholders’ equity	5,920,660	6,147,563	74,797

Total liabilities and shareholders’ equity	¥14,789,073	¥16,027,103	$195,001

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,817,988	¥1,914,129	$23,289

Number of affiliated companies accounted for by the equity method at end of period	56	57

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net revenues	¥20,599,586	¥21,874,143	¥22,211,233	$270,243

Gross profit	¥2,269,109	¥2,342,706	¥2,297,660	$27,955

Net income attributable to affiliated companies accounted for by the equity method	¥317,017	¥641,771	¥554,983	$6,752

Entities Comprising a Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2011	2012
Denso Corporation	24.7%	24.9%
Toyota Industries Corporation	24.8%	24.8%
Aisin Seiki Co., Ltd.	23.1%	23.4%
Toyota Tsusho Corporation	21.8%	22.1%
Toyoda Gosei Co., Ltd.	43.1%	43.1%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Trade accounts and notes receivable, and other receivables	¥204,447	¥283,497	$3,449
Accounts payable and other payables	352,538	707,955	8,614

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net revenues	¥1,600,365	¥1,612,397	¥1,536,326	$18,692
Purchases	3,943,648	3,655,185	3,785,284	46,055

Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-term Borrowings

Short-term borrowings at March 31, 2011 and 2012 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Loans, principally from banks, with a weighted-average interest at March 31, 2011 and March 31, 2012 of 1.57% and of 1.93% per annum, respectively	¥1,140,066	¥1,158,556	$14,096
Commercial paper with a weighted-average interest at March 31, 2011 and March 31, 2012 of 0.67% and of 0.72% per annum, respectively	2,038,943	2,292,093	27,888

	¥3,179,009	¥3,450,649	$41,984

Long-term Debt

Long-term debt at March 31, 2011 and 2012 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Unsecured loans, representing obligations principally to banks, due 2011 to 2029 in 2011 and due 2012 to 2029 in 2012 with interest ranging from 0.00% to 29.00% per annum in 2011 and from 0.00% to 32.00% per annum in 2012	¥3,386,854	¥3,064,785	$37,289
Secured loans, representing obligations principally to finance receivables securitization due 2011 to 2050 in 2011 and due 2012 to 2050 in 2012 with interest ranging from 0.37% to 5.35% per annum in 2011 and from 0.37% to 11.23% per annum in 2012	619,380	855,015	10,403
Medium-term notes of consolidated subsidiaries, due 2011 to 2047 in 2011 and due 2012 to 2047 in 2012 with interest ranging from 0.01% to 15.25% per annum in 2011 and from 0.13% to 8.50% per annum in 2012	3,314,589	3,137,289	38,171
Unsecured notes of parent company, due 2012 to 2019 in 2011 and due 2012 to 2019 in 2012 with interest ranging from 1.07% to 3.00% per annum in 2011 and from 1.07% to 3.00% per annum in 2012	530,000	530,000	6,448
Unsecured notes of consolidated subsidiaries, due 2011 to 2031 in 2011 and due 2012 to 2031 in 2012 with interest ranging from 0.27% to 15.48% per annum in 2011 and from 0.17% to 24.90% per annum in 2012	1,349,307	946,460	11,516
Long-term capital lease obligations, due 2011 to 2028 in 2011 and due 2012 to 2030 in 2012 with interest ranging from 0.38% to 14.40% per annum in 2011 and from 0.38% to 14.40% per annum in 2012	21,917	21,348	260

	9,222,047	8,554,897	104,087
Less - Current portion due within one year	(2,772,827)	(2,512,620)	(30,571)

	¥6,449,220	¥6,042,277	$73,516

Aggregate Amounts of Annual Maturities of Long-term Debt During the Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥2,512,620	$30,571
2014	1,632,093	19,858
2015	1,325,676	16,129
2016	1,281,176	15,588
2017	750,350	9,129

Product warranties and recalls and other safety measures (Tables)	12 Months Ended
Mar. 31, 2012
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Liabilities for quality assurances at beginning of year	¥568,834	¥680,408	¥764,369	$9,300
Payments made during year	(425,976)	(476,771)	(348,214)	(4,237)
Provision for quality assurances	558,190	588,224	436,891	5,316
Changes relating to pre-existing quality assurances	(21,606)	(1,701)	(7,827)	(95)
Other	966	(25,791)	(5,385)	(66)

Liabilities for quality assurances at end of year	¥680,408	¥764,369	¥839,834	$10,218

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2010, 2011 and 2012.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Liabilities for recalls and other safety measures at beginning of year	¥139,577	¥301,422	¥389,499	$4,739
Payments made during year	(89,796)	(263,096)	(159,344)	(1,939)
Provision for recalls and other safety measures	256,981 *	356,749	237,907	2,895
Other	(5,340)	(5,576)	635	8

Liabilities for recalls and other safety measures at end of year	¥301,422	¥389,499	¥468,697	$5,703

*Toyota has employed an estimation model to accrue of expenses for future recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience from the fourth quarter of the fiscal year ended March 31, 2010. This change has resulted in an increase in provision for recalls and other safety measures in this table by ¥105,698 million.

Income taxes (Tables)	12 Months Ended
Jun. 12, 2012
Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(114,569)	¥(278,229)	¥(177,852)	$(2,164)
Foreign subsidiaries	406,037	841,519	610,725	7,431

	¥291,468	¥563,290	¥432,873	$5,267

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Current income tax expense:
Parent company and domestic subsidiaries	¥65,971	¥85,290	¥111,363	$1,355
Foreign subsidiaries	1,156	141,821	144,514	1,758

Total current	67,127	227,111	255,877	3,113

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(126,716)	(44,268)	(57,940)	(705)
Foreign subsidiaries	152,253	129,978	64,335	783

Total deferred	25,537	85,710	6,395	78

Total provision	¥92,664	¥312,821	¥262,272	$3,191

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2010	2011	2012
Statutory tax rate	40.2%	40.2%	40.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.9	2.2	1.7
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.4	4.8	4.7
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	(0.6)	12.6	9.2
Valuation allowance	11.2	8.1	14.9
Tax credits	(11.8)	(2.6)	(1.8)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(10.7)	(9.3)	(9.6)
Unrecognized tax benefits adjustments	2.3	(0.6)	2.5
Other	(5.1)	0.1	(1.2)

Effective income tax rate	31.8%	55.5%	60.6%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Deferred tax assets
Accrued pension and severance costs	¥226,093	¥236,978	$2,883
Accrued expenses and liabilities for quality assurances	395,513	369,985	4,502
Other accrued employees’ compensation	103,020	106,265	1,293
Operating loss carryforwards for tax purposes	296,731	337,992	4,112
Tax credit carryforwards	127,289	108,426	1,319
Property, plant and equipment and other assets	176,229	147,906	1,800
Other	277,449	296,934	3,613

Gross deferred tax assets	1,602,324	1,604,486	19,522
Less - Valuation allowance	(280,685)	(309,268)	(3,763)

Total deferred tax assets	1,321,639	1,295,218	15,759

Deferred tax liabilities
Unrealized gains on securities	(146,874)	(210,475)	(2,561)
Undistributed earnings of foreign subsidiaries	(26,783)	(27,581)	(336)
Undistributed earnings of affiliates accounted for by the equity method	(578,756)	(504,776)	(6,141)
Basis difference of acquired assets	(38,351)	(34,120)	(415)
Lease transactions	(556,349)	(576,809)	(7,018)
Other	(74,839)	(54,749)	(666)

Gross deferred tax liabilities	(1,421,952)	(1,408,510)	(17,137)

Net deferred tax liability	¥(100,313)	¥(113,292)	$(1,378)

Deferred Tax Assets and Liabilities that Comprise Net Deferred Tax Asset (Liability)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Deferred tax assets
Deferred income taxes (Current assets)	¥605,884	¥718,687	$8,744
Investments and other assets - Other	118,849	91,857	1,118
Deferred tax liabilities
Other current liabilities	(14,919)	(14,953)	(182)
Deferred income taxes (Long-term liabilities)	(810,127)	(908,883)	(11,058)

Net deferred tax liability	¥(100,313)	¥(113,292)	$(1,378)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Valuation allowance at beginning of year	¥208,627	¥239,269	¥280,685	$3,415
Additions	46,704	55,791	96,754	1,177
Deductions	(14,066)	(10,077)	(65,566)	(798)
Other	(1,996)	(4,298)	(2,605)	(31)

Valuation allowance at end of year	¥239,269	¥280,685	¥309,268	$3,763

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Balance at beginning of year	¥46,803	¥23,965	¥15,453	$188
Additions based on tax positions related to the current year	2,702	213	4,187	51
Additions for tax positions of prior years	6,750	12,564	10,801	131
Reductions for tax positions of prior years	(2,802)	(16,133)	(363)	(4)
Reductions for tax positions related to lapse of statute of limitations	(106)	—	—	—
Reductions for settlements	(27,409)	(2,794)	(12,820)	(156)
Other	(1,973)	(2,362)	(357)	(4)

Balance at end of year	¥23,965	¥15,453	¥16,901	$206

Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Number of Shares of Common Stock Issued

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2010	2011	2012
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2011 and 2012 and the related changes, net of taxes for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains or (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2009	¥(882,670)	¥17,878	¥(242,989)	¥(1,107,781)
Other comprehensive income	9,894	176,407	74,645	260,946

Balances at March 31, 2010	(872,776)	194,285	(168,344)	(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	(1,160,389)	168,227	(152,559)	(1,144,721)
Equity transaction with noncontrolling interests and other	—	751	(7,254)	(6,503)
Other comprehensive income (loss)	(87,729)	129,328	(69,208)	(27,609)

Balances at March 31, 2012	¥(1,248,118)	¥298,306	¥(229,021)	¥(1,178,833)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains or (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2011	$(14,119)	$2,047	$(1,856)	$(13,928)
Equity transaction with noncontrolling interests and other	—	9	(88)	(79)
Other comprehensive income (loss)	(1,067)	1,573	(842)	(336)

Balances at March 31, 2012	$(15,186)	$3,629	$(2,786)	$(14,343)

Component of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2010
Foreign currency translation adjustments	¥10,809	¥(915)	¥9,894
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	277,838	(102,538)	175,300
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	1,852	(745)	1,107
Pension liability adjustments	124,526	(49,881)	74,645

Other comprehensive income	¥415,025	¥(154,079)	¥260,946

For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	¥(10,874)	¥4,371	¥(6,503)
Foreign currency translation adjustments	(95,677)	7,948	(87,729)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	164,872	(65,642)	99,230
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	50,332	(20,234)	30,098
Pension liability adjustments	(111,722)	42,514	(69,208)

Other comprehensive income (loss)	¥(3,069)	¥(31,043)	¥(34,112)

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	$(132)	$53	$(79)
Foreign currency translation adjustments	(1,164)	97	(1,067)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	2,006	(799)	1,207
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	612	(246)	366
Pension liability adjustments	(1,359)	517	(842)

Other comprehensive income (loss)	$(37)	$(378)	$(415)

Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2012
Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model

The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2010	2011
Dividend rate	2.4%	1.5%
Risk-free interest rate	0.7%	0.3%
Expected volatility	30%	32%
Expected holding period (years)	5.0	5.0

Summary of Toyota's Stock Option Activity

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2009	11,340,700	¥5,631	5.51	¥1
Granted	3,492,000	4,193
Exercised	(157,800)	3,116
Canceled	(958,200)	4,646

Options outstanding at March 31, 2010	13,716,700	5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	4,941	5.04	¥565
Granted	—	—
Exercised	—	—
Canceled	(3,256,800)	5,059

Options outstanding at March 31, 2012	12,530,000	¥4,910	4.55	¥1,065

Options exercisable at March 31, 2010	7,515,700	¥6,132	3.86	¥—
Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—
Options exercisable at March 31, 2012	9,778,000	¥5,396	4.05	¥—

Summary of Options Outstanding and Options Exercisable

The following table summarizes information for options outstanding and options exercisable at March 31, 2012:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	U.S. dollars	Years		Yen	U.S. dollars
¥3,183 – 5,000	8,526,000	¥4,038	$49	5.34	5,774,000	¥4,445	$54
5,001 – 7,278	4,004,000	6,766	82	2.88	4,004,000	6,766	82

3,183 – 7,278	12,530,000	4,910	60	4.55	9,778,000	5,396	66

Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2012
Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Change in benefit obligation
Benefit obligation at beginning of year	¥1,726,747	¥1,729,178	$21,039
Service cost	82,422	78,539	956
Interest cost	52,502	52,399	637
Plan participants’ contributions	1,046	1,055	13
Plan amendments	(1,429)	740	9
Net actuarial loss	3,830	117,320	1,427
Acquisition and other	(57,928)	40,496	492
Benefits paid	(78,012)	(72,340)	(880)

Benefit obligation at end of year	1,729,178	1,947,387	23,693

Change in plan assets
Fair value of plan assets at beginning of year	1,179,051	1,183,385	14,398
Actual return on plan assets	24,216	16,309	198
Acquisition and other	(39,374)	47,547	578
Employer contributions	96,458	94,815	1,154
Plan participants’ contributions	1,046	1,055	13
Benefits paid	(78,012)	(72,340)	(880)

Fair value of plan assets at end of year	1,183,385	1,270,771	15,461

Funded status	¥545,793	¥676,616	$8,232

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheet as of March 31, 2011 and 2012 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Accrued expenses (Accrued pension and severance costs)	¥24,677	¥21,076	$256
Accrued pension and severance costs	668,022	708,402	8,619
Investments and other assets - Other (Prepaid pension and severance costs)	(146,906)	(52,862)	(643)

Net amount recognized	¥545,793	¥676,616	$8,232

Amounts Recognized in Accumulated Other Comprehensive Income (loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2011 and 2012 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Net actuarial loss	¥(347,494)	¥(456,839)	$(5,558)
Prior service costs	72,324	55,597	676
Net transition obligation	(1,626)	—	—

Net amount recognized	¥(276,796)	¥(401,242)	$(4,882)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Projected benefit obligation	¥500,046	¥535,503	$6,515
Accumulated benefit obligation	453,111	481,484	5,858
Fair value of plan assets	72,359	80,752	983

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Service cost	¥75,558	¥82,422	¥78,539	$956
Interest cost	50,559	52,502	52,399	637
Expected return on plan assets	(32,251)	(42,364)	(44,422)	(541)
Amortization of prior service costs	(15,063)	(24,032)	(15,975)	(194)
Recognized net actuarial loss	27,246	16,095	30,125	366
Amortization of net transition obligation	1,944	1,944	1,626	20

Net periodic pension cost	¥107,993	¥86,567	¥102,292	$1,244

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net actuarial gain (loss)	¥81,949	¥(21,978)	¥(145,433)	$(1,770)
Recognized net actuarial loss	27,246	16,095	30,125	366
Prior service costs	3,080	1,429	(740)	(9)
Amortization of prior service costs	(15,063)	(24,032)	(15,975)	(194)
Amortization of net transition obligation	1,944	1,944	1,626	20
Other	2,594	40,995	5,951	73

Total recognized in other comprehensive income (loss)	¥101,750	¥14,453	¥(124,446)	$(1,514)

Summary of the Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2011 and 2012. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥489,759	¥—	¥—	¥489,759
Commingled funds	—	180,901	—	180,901

	489,759	180,901	—	670,660

Debt securities
Government bonds	82,685	—	—	82,685
Commingled funds	—	159,232	—	159,232
Other	29,217	44,994	746	74,957

	111,902	204,226	746	316,874

Insurance contracts	—	90,972	—	90,972
Other	19,610	26,418	58,851	104,879

Total	¥621,271	¥502,517	¥59,597	¥1,183,385

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥468,237	¥—	¥—	¥468,237
Commingled funds	—	232,842	—	232,842

	468,237	232,842	—	701,079

Debt securities
Government bonds	88,411	—	—	88,411
Commingled funds	—	219,658	—	219,658
Other	—	49,433	591	50,024

	88,411	269,091	591	358,093

Insurance contracts	—	83,993	—	83,993
Other	48,190	7,974	71,442	127,606

Total	¥604,838	¥593,900	¥72,033	¥1,270,771

	U.S. dollars in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$5,697	$—	$—	$5,697
Commingled funds	—	2,833	—	2,833

	5,697	2,833	—	8,530

Debt securities
Government bonds	1,076	—	—	1,076
Commingled funds	—	2,673	—	2,673
Other	—	601	7	608

	1,076	3,274	7	4,357

Insurance contracts	—	1,022	—	1,022
Other	586	97	869	1,552

Total	$7,359	$7,226	$876	$15,461

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011 and 2012:

	Yen in millions
	For the year ended March 31, 2010
	Debt securities	Other	Total
Balance at beginning of year	¥5,242	¥45,825	¥51,067
Actual return on plan assets	818	(2,206)	(1,388)
Purchases, sales and settlements	(2,233)	3,467	1,234
Other	(236)	(568)	(804)

Balance at end of year	¥3,591	¥46,518	¥50,109

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥3,591	¥46,518	¥50,109
Actual return on plan assets	312	1,908	2,220
Purchases, sales and settlements	(2,948)	11,490	8,542
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥746	¥58,851	¥59,597

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥746	¥58,851	¥59,597
Actual return on plan assets	5	(519)	(514)
Purchases, sales and settlements	(160)	12,967	12,807
Other	—	143	143

Balance at end of year	¥591	¥71,442	¥72,033

	U.S. dollars in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	$9	$716	$725
Actual return on plan assets	0	(6)	(6)
Purchases, sales and settlements	(2)	158	156
Other	—	1	1

Balance at end of year	$7	$869	$876

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥69,352	$844
2014	71,472	869
2015	74,696	909
2016	77,750	946
2017	78,823	959
from 2018 to 2022	447,995	5,451

Total	¥820,088	$9,978

Benefit Obligations
Weighted-Average Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate	2.8%	2.6%
Rate of compensation increase	2.6%	2.8%

Defined Benefit Pension
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the years ended March 31,
	2010	2011	2012
Discount rate	2.8%	2.8%	2.8%
Expected return on plan assets	3.6%	3.8%	3.9%
Rate of compensation increase	2.6%	2.6%	2.6%

Derivative financial instruments (Tables)	12 Months Ended
Jun. 12, 2012
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2011 and 2012:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥55,794	¥7,166	$87
Investments and other assets - Other	74,528	61,174	744

Total	¥130,322	¥68,340	$831

Other current liabilities	¥(7,410)	¥(2,060)	$(25)
Other long-term liabilities	(1,188)	(303)	(4)

Total	¥(8,598)	¥(2,363)	$(29)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥99,093	¥61,983	$754
Investments and other assets - Other	185,272	157,642	1,918

Total	¥284,365	¥219,625	$2,672

Other current liabilities	¥(64,611)	¥(38,338)	$(467)
Other long-term liabilities	(132,785)	(120,666)	(1,468)

Total	¥(197,396)	¥(159,004)	$(1,935)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥2,619	¥9,531	$116
Investments and other assets - Other	—	—	—

Total	¥2,619	¥9,531	$116

Other current liabilities	¥(14,202)	¥(21,736)	$(264)
Other long-term liabilities	(75)	(70)	(1)

Total	¥(14,277)	¥(21,806)	$(265)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2011 and 2012:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2011		2012		2012
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥617,472	¥11,460,275	¥344,623	¥10,607,666	$4,193	$129,063
Foreign exchange forward and option contracts	—	1,176,955	—	2,199,627	—	26,762

Total	¥617,472	¥12,637,230	¥344,623	¥12,807,293	$4,193	$155,825

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statement of income for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the years ended March 31,
	2010		2011
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥138,677	¥(135,163)	¥71,491	¥(68,741)
Interest expense	(265)	265	(166)	166

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥77,939	¥—	¥72,082	¥—
Foreign exchange gain (loss), net	(2,819)	—	(1,393)	—
Foreign exchange forward and option contracts
Cost of financing operations	(21,841)	—	(2,693)	—
Foreign exchange gain (loss), net	60,599	—	110,211	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2012		2012
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(1,354)	¥2,999	$(16)	$36
Interest expense	—	—	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥35,834	¥—	$436	$—
Foreign exchange gain (loss), net	(28)	—	(0)	—
Foreign exchange forward and option contracts
Cost of financing operations	(3,815)	—	(46)	—
Foreign exchange gain (loss), net	53,272	—	648	—

Other financial instruments (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financinal Instruments

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments and affiliated companies and derivative financial instruments. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2011
	Carrying amount	Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	¥2,080,709	¥2,080,709
Time deposits	203,874	203,874
Total finance receivables, net	8,680,882	8,971,523
Other receivables	306,201	306,201
Short-term borrowings	(3,179,009)	(3,179,009)
Long-term debt including the current portion	(9,200,130)	(9,274,881)

	Yen in millions
	March 31, 2012
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	¥1,679,200	¥1,444,276	¥234,924	¥—	¥1,679,200
Time deposits	80,301	—	80,301	—	80,301
Total finance receivables, net	8,879,731	—	—	9,137,936	9,137,936
Other receivables	408,547	—	—	408,547	408,547
Short-term borrowings	(3,450,649)	—	(3,256,078)	(194,571)	(3,450,649)
Long-term debt including the current portion	(8,533,549)	—	(7,835,970)	(847,223)	(8,683,193)

	U.S. dollars in millions
	March 31, 2012
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	$20,431	$17,573	$2,858	$—	$20,431
Time deposits	977	—	977	—	977
Total finance receivables, net	108,039	—	—	111,181	111,181
Other receivables	4,971	—	—	4,971	4,971
Short-term borrowings	(41,984)	—	(39,617)	(2,367)	(41,984)
Long-term debt including the current portion	(103,827)	—	(95,340)	(10,308)	(105,648)

Lease commitments (Tables)	12 Months Ended
Mar. 31, 2012
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Class of property
Building	¥13,412	¥12,230	$149
Machinery and equipment	30,283	31,698	386
Less - Accumulated depreciation	(18,590)	(20,284)	(247)

	¥25,105	¥23,644	$288

Future Minimum Lease Payments Under Capital Leases Together with the Present Value of the Net Minium Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥5,023	$61
2014	3,431	42
2015	2,601	32
2016	2,415	29
2017	2,077	25
Thereafter	12,636	154

Total minimum lease payments	28,183	343
Less - Amount representing interest	(6,835)	(83)

Present value of net minimum lease payments	21,348	260
Less - Current obligations	(4,175)	(51)

Long-term capital lease obligations	¥17,173	$209

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2012 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥10,375	$126
2014	7,988	97
2015	6,510	79
2016	5,745	70
2017	5,094	62
Thereafter	20,653	252

Total minimum future rentals	¥56,365	$686

Segment data (Tables)	12 Months Ended
Mar. 31, 2012
Segment Operating Results and Assets

Segment operating results and assets -

As of and for the year ended March 31, 2010:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,187,308	¥1,226,244	¥537,421	¥—	¥18,950,973
Inter-segment sales and transfers	10,120	19,163	410,194	(439,477)	—

Total	17,197,428	1,245,407	947,615	(439,477)	18,950,973
Operating expenses	17,283,798	998,480	956,475	(435,296)	18,803,457

Operating income (loss)	¥(86,370)	¥246,927	¥(8,860)	¥(4,181)	¥147,516

Assets	¥12,359,404	¥13,274,953	¥1,119,635	¥3,595,295	¥30,349,287
Investment in equity method investees	1,692,702	129,745	—	44,993	1,867,440
Depreciation expense	1,018,935	348,820	46,814	—	1,414,569
Capital expenditure	616,216	774,102	21,751	25,532	1,437,601

As of and for the year ended March 31, 2011:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,322,753	¥1,173,168	¥497,767	¥—	¥18,993,688
Inter-segment sales and transfers	14,567	19,037	474,485	(508,089)	—

Total	17,337,320	1,192,205	972,252	(508,089)	18,993,688
Operating expenses	17,251,347	833,925	937,010	(496,873)	18,525,409

Operating income	¥85,973	¥358,280	¥35,242	¥(11,216)	¥468,279

Assets	¥11,341,558	¥13,365,394	¥1,146,720	¥3,964,494	¥29,818,166
Investment in equity method investees	1,784,539	3,519	3,045	26,885	1,817,988
Depreciation expense	819,075	330,865	25,633	—	1,175,573
Capital expenditure	691,867	991,330	21,058	(13,064)	1,691,191

As of and for the year ended March 31, 2012:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥16,964,378	¥1,071,737	¥547,538	¥—	¥18,583,653
Inter-segment sales and transfers	30,168	28,587	501,377	(560,132)	—

Total	16,994,546	1,100,324	1,048,915	(560,132)	18,583,653
Operating expenses	16,972,863	793,886	1,006,853	(545,576)	18,228,026

Operating income	¥21,683	¥306,438	¥42,062	¥(14,556)	¥355,627

Assets	¥12,261,814	¥13,172,548	¥1,161,224	¥4,055,379	¥30,650,965
Investment in equity method investees	1,877,720	3,887	4,765	27,757	1,914,129
Depreciation expense	744,067	298,757	25,006	—	1,067,830
Capital expenditure	796,839	683,161	35,340	16,742	1,532,082

	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$206,404	$13,040	$6,662	$—	$226,106
Inter-segment sales and transfers	367	348	6,100	(6,815)	—

Total	206,771	13,388	12,762	(6,815)	226,106
Operating expenses	206,507	9,660	12,250	(6,638)	221,779

Operating income	$264	$3,728	$512	$(177)	$4,327

Assets	$149,189	$160,269	$14,129	$49,341	$372,928
Investment in equity method investees	22,846	47	58	338	23,289
Depreciation expense	9,053	3,635	304	—	12,992
Capital expenditure	9,695	8,312	430	204	18,641

Geographic Information

Geographic Information -

As of and for the year ended March 31, 2010:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,314,813	¥5,583,228	¥2,082,671	¥2,431,648	¥1,538,613	¥—	¥18,950,973
Inter-segment sales and transfers	3,905,490	87,298	64,378	223,679	135,248	(4,416,093)	—

Total	11,220,303	5,670,526	2,147,049	2,655,327	1,673,861	(4,416,093)	18,950,973
Operating expenses	11,445,545	5,585,036	2,180,004	2,451,800	1,558,287	(4,417,215)	18,803,457

Operating income (loss)	¥(225,242)	¥85,490	¥(32,955)	¥203,527	¥115,574	¥1,122	¥147,516

Assets	¥12,465,677	¥10,223,903	¥2,060,962	¥1,925,126	¥1,803,703	¥1,869,916	¥30,349,287
Long-lived assets	3,347,896	2,401,172	351,037	361,296	249,500	—	6,710,901

As of and for the year ended March 31, 2011:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥6,966,929	¥5,327,809	¥1,920,416	¥3,138,112	¥1,640,422	¥—	¥18,993,688
Inter-segment sales and transfers	4,019,317	101,327	61,081	236,422	168,694	(4,586,841)	—

Total	10,986,246	5,429,136	1,981,497	3,374,534	1,809,116	(4,586,841)	18,993,688
Operating expenses	11,348,642	5,089,633	1,968,349	3,061,557	1,648,987	(4,591,759)	18,525,409

Operating income (loss)	¥(362,396)	¥339,503	¥13,148	¥312,977	¥160,129	¥4,918	¥468,279

Assets	¥11,285,864	¥9,910,828	¥1,931,231	¥2,138,499	¥2,044,379	¥2,507,365	¥29,818,166
Long-lived assets	3,123,042	2,276,332	305,627	344,304	259,855	—	6,309,160

As of and for the year ended March 31, 2012:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,293,804	¥4,644,348	¥1,917,408	¥3,116,849	¥1,611,244	¥—	¥18,583,653
Inter-segment sales and transfers	3,873,515	107,538	76,538	217,425	148,931	(4,423,947)	—

Total	11,167,319	4,751,886	1,993,946	3,334,274	1,760,175	(4,423,947)	18,583,653
Operating expenses	11,374,359	4,565,477	1,976,150	3,077,484	1,651,361	(4,416,805)	18,228,026

Operating income (loss)	¥(207,040)	¥186,409	¥17,796	¥256,790	¥108,814	¥(7,142)	¥355,627

Assets	¥12,034,423	¥9,693,232	¥1,960,532	¥2,433,312	¥2,175,493	¥2,353,973	¥30,650,965
Long-lived assets	2,981,985	2,197,197	263,070	412,959	380,169	—	6,235,380

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$88,743	$56,507	$23,329	$37,923	$19,604	$—	$226,106
Inter-segment sales and transfers	47,129	1,309	931	2,645	1,812	(53,826)	—

Total	135,872	57,816	24,260	40,568	21,416	(53,826)	226,106
Operating expenses	138,391	55,548	24,043	37,444	20,092	(53,739)	221,779

Operating income (loss)	$(2,519)	$2,268	$217	$3,124	$1,324	$(87)	$4,327

Assets	$146,422	$117,937	$23,854	$29,606	$26,469	$28,640	$372,928
Long-lived assets	36,282	26,733	3,201	5,024	4,625	—	75,865

Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statement users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
North America	¥5,718,381	¥5,398,278	¥4,715,804	$57,377
Europe	2,023,280	1,793,932	1,817,944	22,119
Asia	2,641,471	3,280,384	3,284,392	39,961
Other	2,838,671	3,196,114	3,103,383	37,759

Balance Sheets - Non-financial Services and Financial Services Businesses

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,300,553	¥1,104,636	$13,440
Marketable securities	1,036,555	1,015,626	12,357
Trade accounts and notes receivable, less allowance for doubtful accounts	1,483,551	2,031,472	24,717
Inventories	1,304,128	1,622,154	19,737
Prepaid expenses and other current assets	1,383,616	1,464,124	17,814

Total current assets	6,508,403	7,238,012	88,065

Investments and other assets	5,825,966	6,218,377	75,659
Property, plant and equipment	4,608,309	4,510,716	54,881

Total Non-Financial Services Businesses assets	16,942,678	17,967,105	218,605

Financial Services Businesses
Current assets
Cash and cash equivalents	780,156	574,564	6,991
Marketable securities	188,880	165,444	2,013
Finance receivables, net	4,136,805	4,114,897	50,065
Prepaid expenses and other current assets	636,249	685,611	8,342

Total current assets	5,742,090	5,540,516	67,411

Noncurrent finance receivables, net	5,556,746	5,602,462	68,165
Investments and other assets	365,707	304,906	3,709
Property, plant and equipment	1,700,851	1,724,664	20,984

Total Financial Services Businesses assets	13,365,394	13,172,548	160,269

Eliminations	(489,906)	(488,688)	(5,946)

Total assets	¥29,818,166	¥30,650,965	$372,928

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥478,646	¥715,019	$8,699
Current portion of long-term debt	243,817	339,441	4,130
Accounts payable	1,497,253	2,234,316	27,185
Accrued expenses	1,666,748	1,737,490	21,140
Income taxes payable	104,392	123,344	1,501
Other current liabilities	1,024,662	1,175,801	14,306

Total current liabilities	5,015,518	6,325,411	76,961

Long-term liabilities
Long-term debt	839,611	503,070	6,121
Accrued pension and severance costs	660,918	700,211	8,519
Other long-term liabilities	554,402	531,982	6,473

Total long-term liabilities	2,054,931	1,735,263	21,113

Total Non-Financial Services Businesses liabilities	7,070,449	8,060,674	98,074

Financial Services Businesses
Current liabilities
Short-term borrowings	2,986,700	3,040,373	36,992
Current portion of long-term debt	2,541,479	2,218,526	26,992
Accounts payable	19,472	27,095	330
Accrued expenses	110,348	96,247	1,171
Income taxes payable	9,555	10,434	127
Other current liabilities	538,026	536,291	6,525

Total current liabilities	6,205,580	5,928,966	72,137

Long-term liabilities
Long-term debt	5,669,456	5,555,112	67,588
Accrued pension and severance costs	7,104	8,191	100
Other long-term liabilities	435,508	520,252	6,330

Total long-term liabilities	6,112,068	6,083,555	74,018

Total Financial Services Businesses liabilities	12,317,648	12,012,521	146,155

Eliminations	(489,955)	(488,708)	(5,946)

Total liabilities	18,898,142	19,584,487	238,283

Total Toyota Motor Corporation shareholders’ equity	10,332,371	10,550,261	128,364

Noncontrolling interests	587,653	516,217	6,281

Total shareholders’ equity	10,920,024	11,066,478	134,645

Total liabilities and shareholders’ equity	¥29,818,166	¥30,650,965	$372,928

Statements of Income - Non-financial Services and Financial Services Businesses

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Non-Financial Services Businesses
Net revenues	¥17,732,143	¥17,826,986	¥17,534,872	$213,345

Costs and expenses
Cost of revenues	15,973,442	15,986,741	15,796,635	192,196
Selling, general and administrative	1,854,710	1,723,071	1,676,999	20,404

Total costs and expenses	17,828,152	17,709,812	17,473,634	212,600

Operating income (loss)	(96,009)	117,174	61,238	745

Other income, net	144,625	88,840	69,935	851

Income before income taxes and equity in earnings of affiliated companies	48,616	206,014	131,173	1,596

Provision for income taxes	42,342	178,795	141,558	1,722
Equity in earnings of affiliated companies	109,944	214,229	196,544	2,391

Net income	116,218	241,448	186,159	2,265

Less: Net income attributable to noncontrolling interests	(32,103)	(54,055)	(82,181)	(1,000)

Net income attributable to Toyota Motor Corporation- Non-Financial Services Businesses	84,115	187,393	103,978	1,265

Financial Services Businesses
Net revenues	1,245,407	1,192,205	1,100,324	13,388

Costs and expenses
Cost of revenues	716,997	636,374	615,563	7,490
Selling, general and administrative	281,483	197,551	178,323	2,170

Total costs and expenses	998,480	833,925	793,886	9,660

Operating income	246,927	358,280	306,438	3,728

Other income (expense), net	(3,923)	1,349	(4,679)	(57)

Income before income taxes and equity in earnings of affiliated companies	243,004	359,629	301,759	3,671

Provision for income taxes	50,362	134,094	120,725	1,468
Equity in earnings (losses) of affiliated companies	(64,536)	787	1,157	14

Net income	128,106	226,322	182,191	2,217

Less: Net income attributable to noncontrolling interests	(2,653)	(3,251)	(2,566)	(32)

Net income attributable to Toyota Motor Corporation - Financial Services Businesses	125,453	223,071	179,625	2,185

Eliminations	(112)	(2,281)	(44)	(0)

Net income attributable to Toyota Motor Corporation	¥209,456	¥408,183	¥283,559	$3,450

Statement of Cash Flows - Non-financial Services and Financial Services Businesses

Statement of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2010			For the year ended March 31, 2011
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥116,218	¥128,106	¥244,212	¥241,448	¥226,322	¥465,485
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,065,749	348,820	1,414,569	844,708	330,865	1,175,573
Provision for doubtful accounts and credit losses	1,905	98,870	100,775	1,806	2,334	4,140
Pension and severance costs, less payments	55	1,199	1,254	(24,867)	1,453	(23,414)
Losses on disposal of fixed assets	46,661	276	46,937	36,076	138	36,214
Unrealized losses on available-for-sale securities, net	2,486	—	2,486	7,915	—	7,915
Deferred income taxes	(14,183)	39,759	25,537	(17,258)	103,035	85,710
Equity in (earnings) losses of affiliated companies	(109,944)	64,536	(45,408)	(214,229)	(787)	(215,016)
Changes in operating assets and liabilities, and other	733,338	133,275	768,168	591,378	(106,416)	487,402

Net cash provided by operating activities	1,842,285	814,841	2,558,530	1,466,977	556,944	2,024,009

Cash flows from investing activities
Additions to finance receivables	—	(13,492,119)	(7,806,201)	—	(14,323,261)	(8,438,785)
Collection of and proceeds from sales of finance receivables	—	13,107,531	7,517,968	—	13,887,751	8,003,940
Additions to fixed assets excluding equipment leased to others	(599,154)	(5,382)	(604,536)	(621,302)	(8,024)	(629,326)
Additions to equipment leased to others	(64,345)	(768,720)	(833,065)	(78,559)	(983,306)	(1,061,865)
Proceeds from sales of fixed assets excluding equipment leased to others	46,070	6,403	52,473	50,742	600	51,342
Proceeds from sales of equipment leased to others	36,668	428,424	465,092	17,700	468,995	486,695
Purchases of marketable securities and security investments	(2,310,912)	(101,270)	(2,412,182)	(4,063,499)	(358,308)	(4,421,807)
Proceeds from sales of and maturity of marketable securities and security investments	1,012,781	95,960	1,108,741	3,423,618	292,538	3,716,156
Payment for additional investments in affiliated companies, net of cash acquired	(1,020)	—	(1,020)	(299)	—	(299)
Changes in investments and other assets, and other	(259,089)	102,497	(337,454)	394,479	18,303	177,605

Net cash used in investing activities	(2,139,001)	(626,676)	(2,850,184)	(877,120)	(1,004,712)	(2,116,344)

Cash flows from financing activities
Proceeds from issuance of long-term debt	492,300	2,733,465	3,178,310	15,318	2,934,588	2,931,436
Payments of long-term debt	(77,033)	(2,926,308)	(2,938,202)	(309,862)	(2,306,139)	(2,489,632)
Increase (decrease) in short-term borrowings	(249,238)	(251,544)	(335,363)	(86,884)	122,619	162,260
Dividends paid	(172,476)	—	(172,476)	(141,120)	—	(141,120)
Purchase of common stock, and other	(10,251)	—	(10,251)	(28,617)	—	(28,617)

Net cash provided by (used in) financing activities	(16,698)	(444,387)	(277,982)	(551,165)	751,068	434,327

Effect of exchange rate changes on cash and cash equivalents	4,092	(12,990)	(8,898)	(76,960)	(50,069)	(127,029)

Net increase (decrease) in cash and cash equivalents	(309,322)	(269,212)	(578,534)	(38,268)	253,231	214,963
Cash and cash equivalents at beginning of year	1,648,143	796,137	2,444,280	1,338,821	526,925	1,865,746

Cash and cash equivalents at end of year	¥1,338,821	¥526,925	¥1,865,746	¥1,300,553	¥780,156	¥2,080,709

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2012			For the year ended March 31, 2012
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥186,159	¥182,191	¥368,302	$2,265	$2,217	$4,481
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	769,073	298,757	1,067,830	9,357	3,635	12,992
Provision for doubtful accounts and credit losses	5,843	3,780	9,623	71	46	117
Pension and severance costs, less payments	15,410	1,301	16,711	187	16	203
Losses on disposal of fixed assets	33,448	80	33,528	407	1	408
Unrealized losses on available-for-sale securities, net	53,831	—	53,831	655	—	655
Deferred income taxes	(82,792)	89,199	6,395	(1,007)	1,085	78
Equity in earnings of affiliated companies	(196,544)	(1,157)	(197,701)	(2,391)	(14)	(2,405)
Changes in operating assets and liabilities, and other	182,931	(73,020)	93,916	2,226	(889)	1,143

Net cash provided by operating activities	967,359	501,131	1,452,435	11,770	6,097	17,672

Cash flows from investing activities
Additions to finance receivables	—	(13,455,792)	(8,333,248)	—	(163,715)	(101,390)
Collection of and proceeds from sales of finance receivables	—	13,168,058	8,061,710	—	160,215	98,086
Additions to fixed assets excluding equipment leased to others	(713,867)	(9,670)	(723,537)	(8,685)	(118)	(8,803)
Additions to equipment leased to others	(135,054)	(673,491)	(808,545)	(1,644)	(8,194)	(9,838)
Proceeds from sales of fixed assets excluding equipment leased to others	36,203	430	36,633	441	5	446
Proceeds from sales of equipment leased to others	20,689	410,624	431,313	252	4,996	5,248
Purchases of marketable securities and security investments	(2,565,772)	(607,862)	(3,173,634)	(31,218)	(7,396)	(38,614)
Proceeds from sales of and maturity of marketable securities and security investments	2,227,812	629,013	2,856,825	27,106	7,653	34,759
Payment for additional investments in affiliated companies, net of cash acquired	(147)	—	(147)	(2)	—	(2)
Changes in investments and other assets, and other	213,957	(12,206)	209,972	2,603	(148)	2,555

Net cash used in investing activities	(916,179)	(550,896)	(1,442,658)	(11,147)	(6,702)	(17,553)

Cash flows from financing activities
Proceeds from issuance of long-term debt	39,803	2,379,152	2,394,807	484	28,947	29,138
Payments of long-term debt	(294,646)	(2,608,135)	(2,867,572)	(3,585)	(31,733)	(34,889)
Increase in short-term borrowings	238,072	93,002	311,651	2,897	1,132	3,792
Dividends paid	(156,785)	—	(156,785)	(1,908)	—	(1,908)
Purchase of common stock, and other	(37,448)	—	(37,448)	(456)	—	(456)

Net cash used in financing activities	(211,004)	(135,981)	(355,347)	(2,568)	(1,654)	(4,323)

Effect of exchange rate changes on cash and cash equivalents	(36,093)	(19,846)	(55,939)	(439)	(242)	(681)

Net decrease in cash and cash equivalents	(195,917)	(205,592)	(401,509)	(2,384)	(2,501)	(4,885)
Cash and cash equivalents at beginning of year	1,300,553	780,156	2,080,709	15,824	9,492	25,316

Cash and cash equivalents at end of year	¥1,104,636	¥574,564	¥1,679,200	$13,440	$6,991	$20,431

Per share amounts (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Net income attributable to Toyota Motor Corporation	Weighted- average shares	Net income attributable to Toyota Motor Corporation per share	Net income attributable to Toyota Motor Corporation	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2010
Basic net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,986	¥66.79
Effect of dilutive securities
Assumed exercise of dilutive stock options	—	12

Diluted net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,998	¥66.79

For the year ended March 31, 2011
Basic net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,881	¥130.17
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	34

Diluted net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,915	¥130.16

For the year ended March 31, 2012
Basic net income attributable to Toyota Motor Corporation per common share	¥283,559	3,143,470	¥90.21	$3,450	$1.10
Effect of dilutive securities
Assumed exercise of dilutive stock options	(3)	0		(0)

Diluted net income attributable to Toyota Motor Corporation per common share	¥283,556	3,143,470	¥90.20	$3,450	$1.10

Toyota Motor Corporation Shareholders' Equity Per Share

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2011 and 2012. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share	Toyota Motor Corporation Shareholders’ equity	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2011	¥10,332,371	3,135,699	¥3,295.08
As of March 31, 2012	10,550,261	3,166,810	3,331.51	$128,364	$40.53

Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2012
Summarizes Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2011 and 2012:

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥729,569	¥58,281	¥—	¥787,850
Time deposits	—	120,000	—	120,000
Marketable securities and other securities investments
Government bonds	3,127,170	—	—	3,127,170
Common stocks	960,229	—	—	960,229
Other	37,842	539,109	—	576,951
Derivative financial instruments	—	405,524	11,782	417,306

Total	¥4,854,810	¥1,122,914	¥11,782	¥5,989,506

Liabilities
Derivative financial instruments	¥—	¥(215,283)	¥(4,988)	¥(220,271)

Total	¥—	¥(215,283)	¥(4,988)	¥(220,271)

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥485,119	¥223,385	¥—	¥708,504
Time deposits	—	50,000	—	50,000
Marketable securities and other securities investments
Government bonds	3,596,625	5,287	—	3,601,912
Common stocks	1,034,319	—	—	1,034,319
Other	40,711	454,549	1,684	496,944
Derivative financial instruments	—	289,931	7,565	297,496

Total	¥5,156,774	¥1,023,152	¥9,249	¥6,189,175

Liabilities
Derivative financial instruments	¥—	¥(180,347)	¥(2,826)	¥(183,173)

Total	¥—	¥(180,347)	¥(2,826)	¥(183,173)

	U.S. dollars in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$5,902	$2,718	$—	$8,620
Time deposits	—	609	—	609
Marketable securities and other securities investments
Government bonds	43,760	64	—	43,824
Common stocks	12,584	—	—	12,584
Other	496	5,530	21	6,047
Derivative financial instruments	—	3,527	92	3,619

Total	$62,742	$12,448	$113	$75,303

Liabilities
Derivative financial instruments	$—	$(2,194)	$(35)	$(2,229)

Total	$—	$(2,194)	$(35)	$(2,229)

Summarizes Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥19,581	¥(5,734)	¥13,847
Total gains (losses)
Included in earnings	(641)	25,057	24,416
Included in other comprehensive income (loss)	(99)	—	(99)
Purchases, issuances and settlements	(6,376)	(13,582)	(19,958)
Other	669	151	820

Balance at end of year	¥13,134	¥5,892	¥19,026

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	Yen in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥—	¥6,794	¥6,794
Total gains (losses)
Included in earnings	—	6,476	6,476
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(3,832)	(3,832)
Other	1,684	(4,699)	(3,015)

Balance at end of year	¥1,684	¥4,739	¥6,423

	U.S. dollars in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$—	$83	$83
Total gains (losses)
Included in earnings	—	78	78
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(47)	(47)
Other	21	(57)	(36)

Balance at end of year	$21	$57	$78

Summary of significant accounting policies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Maximum	Mar. 31, 2012 Building Year	Mar. 31, 2012 Machinery and equipment Year	Mar. 31, 2012 Assets Leased to Others Year	Mar. 31, 2012 Automobile Loan Minimum	Mar. 31, 2012 Automobile Loan Maximum	Mar. 31, 2012 Finance leases Minimum	Mar. 31, 2012 Finance leases Maximum
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs	$ 3,707	¥ 304,713	¥ 308,903	¥ 304,375
Research and development costs	9,488	779,806	730,340	725,345
Cash equivalents maturity period					3 months
Contract period									2 years	7 years	2 years	5 years
Inventories, LIFO basis	2,684	220,582	151,183
Inventory increase had LIFO been replaced by FIFO basis	$ 691	¥ 56,799	¥ 57,943
Property, plant and equipment, estimated useful lives, minimum						2	2	2
Property, plant and equipment, estimated useful lives, maximum						65	20	5
Intangible assets with a definite life, estimated useful lives	5	5

Finance Receivables on Nonaccrual Status (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale USD ($)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2011 Wholesale JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2012 Working Capital USD ($)	Mar. 31, 2012 Working Capital JPY (¥)	Mar. 31, 2011 Working Capital JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	$ 256	¥ 21,038	¥ 25,200	$ 34	¥ 2,822	¥ 2,633	$ 12	¥ 958	¥ 1,136	$ 67	¥ 5,485	¥ 6,722	$ 143	¥ 11,736	¥ 14,437	$ 0	¥ 37	¥ 272

Finance Receivables Past Due Over 90 Days and Still Accruing (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	$ 389	¥ 31,937	¥ 28,218	$ 295	¥ 24,263	¥ 23,734	$ 94	¥ 7,674	¥ 4,484

U.S. dollar amounts - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Intercompany Foreign Currency Balance [Line Items]
Translation for yen per U.S. dollar	These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥82.19 = U.S. $1, the approximate current exchange rate at March 31, 2012, was used for the translation of the accompanying consolidated financial amounts of Toyota as of and for the year ended March 31, 2012.

Supplemental cash flow information - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	$ 3,436	¥ 282,440	¥ 211,487	¥ (207,278)
Interest payments	4,442	365,109	382,903	445,049
Capital lease obligations incurred	$ 71	¥ 5,847	¥ 10,478	¥ 3,400

Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Government bonds USD ($)	Mar. 31, 2012 Government bonds JPY (¥)	Mar. 31, 2011 Government bonds JPY (¥)	Mar. 31, 2012 Common stocks USD ($)	Mar. 31, 2012 Common stocks JPY (¥)	Mar. 31, 2011 Common stocks JPY (¥)	Mar. 31, 2012 Other debt securities USD ($)	Mar. 31, 2012 Other debt securities JPY (¥)	Mar. 31, 2011 Other debt securities JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount USD ($)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks USD ($)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities USD ($)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities JPY (¥)
Gain (Loss) on Investments [Line Items]
Cost	$ 56,717	¥ 4,661,572	¥ 4,406,028	$ 43,564	¥ 3,580,574	¥ 3,174,236	$ 7,372	¥ 605,889	¥ 670,405	$ 5,781	¥ 475,109	¥ 561,387	$ 1,235	¥ 101,467	¥ 132,272	$ 967	¥ 79,420	¥ 109,203	$ 268	¥ 22,047	¥ 23,069
Gross unrealized gains	6,551	538,404	374,250	882	72,485	21,712	5,403	444,073	336,598	266	21,846	15,940
Gross unrealized losses	813	66,801	115,928	622	51,147	68,778	191	15,643	46,777	0	11	376
Fair value	$ 62,455	¥ 5,133,175	¥ 4,664,350	$ 43,824	¥ 3,601,912	¥ 3,127,170	$ 12,584	¥ 1,034,319	¥ 960,229	$ 6,047	¥ 496,944	¥ 576,951

Marketable securities and other securities investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Bonds Japan	Mar. 31, 2011 Bonds Japan	Mar. 31, 2012 Bonds US And European Government	Mar. 31, 2011 Bonds US And European Government	Mar. 31, 2012 Common stocks Japan Available-for-sale Securities	Mar. 31, 2011 Common stocks Japan Available-for-sale Securities	Mar. 31, 2012 Debt securities Available-for-sale Securities	Mar. 31, 2011 Debt securities Available-for-sale Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Percentage of assets					60.00%	77.00%	40.00%	23.00%	83.00%	86.00%
Maturity period for securities, minimum											1 year	1 year
Maturity period for securities, maximum											10 years	10 years
Proceeds from sales of available-for-sale securities	$ 1,973	¥ 162,160	¥ 189,037	¥ 77,025
Gross realized gains on sales of available-for-sale securities	59	4,822	8,974	3,186
Gross realized losses on sales of available-for-sale securities	0	15	87	7
Impairment losses recognized on available-for-sale securities	$ 655	¥ 53,831	¥ 7,915	¥ 2,486

Financing Receivables (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail USD ($)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2010 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases USD ($)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2010 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2010 Wholesale and other dealer loans JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	$ 124,567	¥ 10,238,177	¥ 10,242,198	$ 88,195	¥ 7,248,793		¥ 7,128,453		$ 11,625	¥ 955,430		¥ 1,123,188		$ 24,747	¥ 2,033,954		¥ 1,990,557
Deferred origination costs	1,284	105,533	104,391
Unearned income	(6,012)	(494,123)	(496,235)
Allowance for credit losses	(1,609)	(132,228)	(156,803)	(941)	(77,353)	(1,122)	(92,199)	(160,350)	(373)	(30,637)	(438)	(36,024)	(36,918)	(295)	(24,238)	(348)	(28,580)	(35,211)
Total finance receivables, net	118,230	9,717,359	9,693,551	88,195	7,248,793				8,379	688,642				24,747	2,033,954
Less - Current portion	(50,065)	(4,114,897)	(4,136,805)
Noncurrent finance receivables, net	$ 68,165	¥ 5,602,462	¥ 5,556,746

Finance receivables - Additional Information (Detail) (Wholesale and other dealer loans, Financing receivable)	Mar. 31, 2012	Mar. 31, 2011
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	58.10%	59.00%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	12.00%	12.70%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	10.30%	10.40%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	7.10%	5.80%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	12.50%	12.10%

Summary of Contractual Maturities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013				$ 30,769	¥ 2,528,895	$ 3,366	¥ 276,630	$ 18,137	¥ 1,490,687
2014				21,586	1,774,195	2,219	182,404	2,545	209,151
2015				16,802	1,380,910	1,434	117,854	953	78,369
2016				10,722	881,267	976	80,239	872	71,637
2017				5,201	427,490	238	19,546	1,194	98,111
Thereafter				3,115	256,036	146	11,969	1,046	85,999
Total finance receivables, net	$ 118,230	¥ 9,717,359	¥ 9,693,551	$ 88,195	¥ 7,248,793	$ 8,379	¥ 688,642	$ 24,747	¥ 2,033,954

Summary of Finance Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	$ 8,379	¥ 688,642	¥ 804,871
Estimated unguaranteed residual values	3,246	266,788	318,317
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	11,625	955,430	1,123,188
Deferred origination costs	45	3,722	5,406
Less - Unearned income	(1,106)	(90,887)	(104,419)
Less - Allowance for credit losses	(373)	(30,637)	(36,024)
Finance leases, net	$ 10,191	¥ 837,628	¥ 988,151

Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale USD ($)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2011 Wholesale JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2012 Working Capital USD ($)	Mar. 31, 2012 Working Capital JPY (¥)	Mar. 31, 2011 Working Capital JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 86,949	¥ 7,146,365	¥ 7,017,171	$ 11,429	¥ 939,345	¥ 1,111,453	$ 11,238	¥ 923,642	¥ 897,971	$ 6,513	¥ 535,296	¥ 494,700	$ 6,992	¥ 574,671	¥ 593,516
31-60 days past due	782	64,314	72,082	70	5,766	5,968	0	3	2,260			404	1	70	44
61-90 days past due	169	13,851	15,466	32	2,645	1,283			355			34			0
Over 90 days past due	295	24,263	23,734	94	7,674	4,484	1	53	74	1	98	621	1	121	578
Total	$ 88,195	¥ 7,248,793	¥ 7,128,453	$ 11,625	¥ 955,430	¥ 1,123,188	$ 11,239	¥ 923,698	¥ 900,660	$ 6,514	¥ 535,394	¥ 495,759	$ 6,994	¥ 574,862	¥ 594,138

Recorded Investment for each Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment in United States and Other Regions (Detail)
In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Default JPY (¥)
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	$ 124,567	¥ 10,238,177	¥ 10,242,198	$ 12,865	¥ 1,057,367	¥ 1,013,519	$ 11,417	¥ 938,370	¥ 878,955	$ 1,204	¥ 98,909	¥ 112,271	$ 233	¥ 19,169	¥ 19,904	$ 11	¥ 919	¥ 2,389	$ 11,882	¥ 976,587	¥ 977,038	$ 11,591	¥ 952,655	¥ 952,738	$ 291	¥ 23,932	¥ 24,300	$ 7,009	¥ 576,005	¥ 570,363	$ 6,249	¥ 513,632	¥ 504,960	$ 676	¥ 55,513	¥ 58,106	$ 78	¥ 6,394	¥ 6,494	$ 6	¥ 466	¥ 803	$ 4,230	¥ 347,693	¥ 330,297	$ 4,018	¥ 330,264	¥ 315,744	$ 212	¥ 17,429	¥ 14,553	$ 4,361	¥ 358,436	¥ 338,692	$ 3,746	¥ 307,867	¥ 283,450	$ 467	¥ 38,382	¥ 41,967	$ 148	¥ 12,157	¥ 12,344	$ 0	¥ 30	¥ 931	$ 2,153	¥ 176,958	¥ 157,067	$ 2,079	¥ 170,886	¥ 151,020	$ 74	¥ 6,072	¥ 6,047	$ 1,495	¥ 122,926	¥ 104,464	$ 1,422	¥ 116,871	¥ 90,545	$ 61	¥ 5,014	¥ 12,198	$ 7	¥ 618	¥ 1,066	$ 5	¥ 423	¥ 655	$ 5,499	¥ 451,936	¥ 489,674	$ 5,494	¥ 451,505	¥ 485,974	$ 5	¥ 431	¥ 3,700

Investment in Impaired Loans by Class of Finance Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Wholesale USD ($)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2011 Wholesale JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2012 Working Capital USD ($)	Mar. 31, 2012 Working Capital JPY (¥)	Mar. 31, 2011 Working Capital JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment USD ($)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment JPY (¥)	Mar. 31, 2011 Impaired account balances aggregated and evaluated for impairment JPY (¥)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment Retail USD ($)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment Retail JPY (¥)	Mar. 31, 2011 Impaired account balances aggregated and evaluated for impairment Retail JPY (¥)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment Finance leases USD ($)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment Finance leases JPY (¥)	Mar. 31, 2011 Impaired account balances aggregated and evaluated for impairment Finance leases JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment without an allowance JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Wholesale USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Wholesale JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment without an allowance Wholesale JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Real Estate USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Real Estate JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Working Capital USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Working Capital JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment without an allowance Working Capital JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment with an allowance JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Wholesale USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Wholesale JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment with an allowance Wholesale JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Real Estate USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Real Estate JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment with an allowance Real Estate JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Working Capital USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Working Capital JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment with an allowance Working Capital JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	$ 1,002	¥ 82,360	¥ 92,032	$ 269	¥ 22,120	¥ 19,937	$ 200	¥ 16,444	¥ 18,173	$ 13	¥ 1,033	¥ 5,113	$ 516	¥ 42,438	¥ 48,376	$ 4	¥ 325	¥ 433	$ 520	¥ 42,763	¥ 48,809	$ 516	¥ 42,438	¥ 48,376	$ 4	¥ 325	¥ 433	$ 171	¥ 14,068	¥ 13,017	$ 170	¥ 14,015	¥ 12,745	$ 0	¥ 15	$ 1	¥ 38	¥ 272	$ 311	¥ 25,529	¥ 30,206	$ 99	¥ 8,105	¥ 7,192	$ 200	¥ 16,429	¥ 18,173	$ 12	¥ 995	¥ 4,841
Unpaid principal balance	992	81,567	91,241	269	22,120	19,937	200	16,444	18,173	13	1,033	5,113	508	41,790	47,640	2	180	378	510	41,970	48,018	508	41,790	47,640	2	180	378	171	14,068	13,017	170	14,015	12,745	0	15	1	38	272	311	25,529	30,206	99	8,105	7,192	200	16,429	18,173	12	995	4,841
Individually evaluated allowance																																							92	7,541	10,885	33	2,716	896	52	4,252	6,553	7	573	3,436
Average impaired finance receivables	999	82,104	90,133	228	18,734	16,231	196	16,137	19,545	32	2,592	4,979	540	44,362	48,898	3	279	480
Interest Income Recognized	$ 52	¥ 4,260	¥ 5,174	$ 1	¥ 79	¥ 171	$ 5	¥ 395	¥ 514	$ 1	¥ 79	¥ 86	$ 45	¥ 3,700	¥ 4,373	$ 0	¥ 7	¥ 30

Summary of Inventories (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Inventory Disclosure [Line Items]
Finished goods	$ 11,943	¥ 981,612	¥ 715,272
Raw materials	4,233	347,878	299,755
Work in process	2,689	221,036	218,335
Supplies and other	873	71,756	70,880
Inventories	$ 19,738	¥ 1,622,282	¥ 1,304,242

Summary of Vehicles and Equipment on Operating Lease (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Vehicles USD ($)	Mar. 31, 2012 Vehicles JPY (¥)	Mar. 31, 2011 Vehicles JPY (¥)	Mar. 31, 2012 Equipment USD ($)	Mar. 31, 2012 Equipment JPY (¥)	Mar. 31, 2011 Equipment JPY (¥)
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases	$ 31,334	¥ 2,575,353	¥ 2,491,946	$ 30,268	¥ 2,487,721	¥ 2,404,032	$ 1,066	¥ 87,632	¥ 87,914
Less - Accumulated depreciation	(8,120)	(667,406)	(651,443)
Less - Allowance for credit losses	(99)	(8,135)	(10,812)
Vehicles and equipment on operating leases, net	$ 23,115	¥ 1,899,812	¥ 1,829,691

Vehicles and equipment on operating leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Leases Disclosure [Line Items]
Rental income from vehicles and equipment on operating leases	$ 5,492	¥ 451,361	¥ 475,472	¥ 496,729

Future Minimum Rentals from Vehicles and Equipment on Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2013	$ 4,564	¥ 375,082
2014	2,769	227,597
2015	1,278	105,031
2016	369	30,358
2017	120	9,878
Thereafter	59	4,812
Total minimum future rentals	$ 9,159	¥ 752,758

Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	$ 536	¥ 44,047	¥ 46,706	¥ 48,006
Provision for doubtful accounts, net of reversal	71	5,843	1,806	1,905
Write-offs	(9)	(699)	(2,690)	(1,357)
Other	(62)	(5,094)	(1,775)	(1,848)
Allowance for doubtful accounts at end of year	$ 536	¥ 44,097	¥ 44,047	¥ 46,706

Allowance for doubtful accounts and credit losses - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, non-current	$ 378	¥ 31,093	¥ 32,191

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Finance Receivable and Vehicles and Equipment on Operating Leases USD ($)	Mar. 31, 2012 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2011 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2010 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,609	¥ 132,228	¥ 156,803	$ 2,039	¥ 167,615	¥ 232,479	¥ 238,932
Provision for credit losses, net of reversal				46	3,780	2,334	98,870
Charge-offs				(627)	(51,578)	(86,115)	(118,333)
Recoveries				200	16,415	18,268	16,137
Other				50	4,131	649	(3,127)
Allowance for credit losses at end of year	$ 1,609	¥ 132,228	¥ 156,803	$ 1,708	¥ 140,363	¥ 167,615	¥ 232,479

Analysis of Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment (Detail)
In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale and other dealer loans JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,609	¥ 132,228	¥ 156,803	$ 1,122	¥ 92,199	¥ 160,350	$ 438	¥ 36,024	¥ 36,918	$ 348	¥ 28,580	¥ 35,211
Provision for credit losses, net of reversal				165	13,569	(2,660)	(55)	(4,508)	6,023	(58)	(4,767)	2,098
Charge-offs				(545)	(44,742)	(68,122)	(30)	(2,499)	(2,820)	(4)	(305)	(5,885)
Recoveries				171	14,051	14,159	9	718	288	0	16	636
Other				28	2,276	(11,528)	11	902	(4,385)	9	714	(3,480)
Allowance for credit losses at end of year	$ 1,609	¥ 132,228	¥ 156,803	$ 941	¥ 77,353	¥ 92,199	$ 373	¥ 30,637	¥ 36,024	$ 295	¥ 24,238	¥ 28,580

Summary of Financial Information for Affiliated Companies Accounted for by Equity Method (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Entity	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥) Entity	Mar. 31, 2010 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	$ 110,876	¥ 9,112,895	¥ 7,973,712
Noncurrent assets	84,125	6,914,208	6,815,361
Total assets	195,001	16,027,103	14,789,073
Current liabilities	71,146	5,847,495	5,141,461
Long-term liabilities and noncontrolling interests	49,058	4,032,045	3,726,952
Affiliated companies accounted for by the equity method shareholders' equity	74,797	6,147,563	5,920,660
Total liabilities and shareholders' equity	195,001	16,027,103	14,789,073
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	23,289	1,914,129	1,817,988
Number of affiliated companies accounted for by the equity method at end of period	57	57	56
Net revenues	270,243	22,211,233	21,874,143	20,599,586
Gross profit	27,955	2,297,660	2,342,706	2,269,109
Net income attributable to affiliated companies accounted for by the equity method	$ 6,752	¥ 554,983	¥ 641,771	¥ 317,017

Entities Comprising a Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership (Detail)	Mar. 31, 2012	Mar. 31, 2011
Denso Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	24.90%	24.70%
Toyota Industries Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	24.80%	24.80%
Aisin Seiki Co Ltd
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	23.40%	23.10%
Toyota Tsusho Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	22.10%	21.80%
Toyoda Gosei Co Ltd
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	43.10%	43.10%

Affiliated companies and variable interest entities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Retail Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2012 Retail Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2011 Retail Variable Interest Entity, Primary Beneficiary JPY (¥)
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	$ 17,856	¥ 1,467,575	¥ 1,384,159
Affiliated companies aggregate value	17,976	1,477,413	1,475,352
Impairment loss on a certain investment in affiliated company accounted for by the equity method		0	0	63,575
Dividends from affiliated companies accounted for by the equity method	1,496	122,950	103,169	82,149
Finance receivables	124,567	10,238,177	10,242,198					88,195	7,248,793	7,128,453	14,699	1,208,136	1,111,212
Restricted cash					797	65,541	64,502
Secured debt					$ 12,664	¥ 1,040,816	¥ 941,613

Account Balances and Transactions with Affiliated Companies (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	$ 3,449	¥ 283,497	¥ 204,447
Accounts payable and other payables	8,614	707,955	352,538
Net revenues	18,692	1,536,326	1,612,397	1,600,365
Purchases	$ 46,055	¥ 3,785,284	¥ 3,655,185	¥ 3,943,648

Short-term Borrowings (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2011 and March 31, 2012 of 1.57% and of 1.93% per annum, respectively	$ 14,096	¥ 1,158,556	¥ 1,140,066
Commercial paper with a weighted-average interest at March 31, 2011 and March 31, 2012 of 0.67% and of 0.72% per annum, respectively	27,888	2,292,093	2,038,943
Short-term borrowings	$ 41,984	¥ 3,450,649	¥ 3,179,009

Short-term Borrowings (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	1.93%	1.57%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	0.72%	0.67%

Short-term borrowings and long-term debt - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Long-term debt Currency, Japanese Yen	Mar. 31, 2012 Long-term debt Currency, U.S. Dollar	Mar. 31, 2012 Long-term debt Currency, Euro	Mar. 31, 2012 Long-term debt Other Foreign Currency Denominated Debt	Mar. 31, 2012 Securitized Loans USD ($)	Mar. 31, 2012 Securitized Loans JPY (¥)	Mar. 31, 2012 Commercial Paper USD ($)	Mar. 31, 2012 Commercial Paper JPY (¥)
Debt Disclosure [Line Items]
Loans, principally from banks	$ 14,096	¥ 1,158,556	¥ 1,140,066					$ 2,367	¥ 194,571
Unused short-term lines of credit	30,002	2,465,882								4,050	332,896
Percentage of debt				34.00%	26.00%	11.00%	29.00%
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	643	52,888
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	14,909	1,225,344
Unused long-term lines of credit	$ 92,548	¥ 7,606,520

Long-term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Unsecured Debt Bank Loan Obligations USD ($)	Mar. 31, 2012 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2011 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2012 Unsecured Debt Consolidated Subsidiaries USD ($)	Mar. 31, 2012 Unsecured Debt Consolidated Subsidiaries JPY (¥)	Mar. 31, 2011 Unsecured Debt Consolidated Subsidiaries JPY (¥)	Mar. 31, 2012 Unsecured Debt Parent Company USD ($)	Mar. 31, 2012 Unsecured Debt Parent Company JPY (¥)	Mar. 31, 2011 Unsecured Debt Parent Company JPY (¥)	Mar. 31, 2012 Secured Debt Finance Receivables Securitization USD ($)	Mar. 31, 2012 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2011 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2012 Medium-term Notes Consolidated Subsidiaries USD ($)	Mar. 31, 2012 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2011 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2012 Capital Lease Obligations USD ($)	Mar. 31, 2012 Capital Lease Obligations JPY (¥)	Mar. 31, 2011 Capital Lease Obligations JPY (¥)
Debt Instrument [Line Items]
Long-term debt				$ 37,289	¥ 3,064,785	¥ 3,386,854	$ 11,516	¥ 946,460	¥ 1,349,307	$ 6,448	¥ 530,000	¥ 530,000	$ 10,403	¥ 855,015	¥ 619,380	$ 38,171	¥ 3,137,289	¥ 3,314,589
Long-term capital lease obligations																			260	21,348	21,917
Long Term Debt and Capital Lease Obligations, Current And Noncurrent	104,087	8,554,897	9,222,047
Less - Current portion due within one year	(30,571)	(2,512,620)	(2,772,827)
Debt and Capital Lease Obligations	$ 73,516	¥ 6,042,277	¥ 6,449,220

Long-term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2029	2029
Unsecured Debt | Bank Loan Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Bank Loan Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	32.00%	29.00%
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2050	2050
Secured Debt | Finance Receivables Securitization | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.37%	0.37%
Secured Debt | Finance Receivables Securitization | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	11.23%	5.35%
Capital Lease Obligations
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2030	2028
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.38%	0.38%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	14.40%	14.40%
Consolidated Subsidiaries | Unsecured Debt
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2031	2031
Consolidated Subsidiaries | Unsecured Debt | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.17%	0.27%
Consolidated Subsidiaries | Unsecured Debt | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	24.90%	15.48%
Consolidated Subsidiaries | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2047	2047
Consolidated Subsidiaries | Medium-term Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.13%	0.01%
Consolidated Subsidiaries | Medium-term Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	8.50%	15.25%
Parent Company | Unsecured Debt
Debt Instrument [Line Items]
Debt maturity, start	2012	2012
Debt maturity, end	2019	2019
Parent Company | Unsecured Debt | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	1.07%	1.07%
Parent Company | Unsecured Debt | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	3.00%	3.00%

Aggregate Amounts of Annual Maturities of Long-term Debt During the Next Five Years (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 30,571	¥ 2,512,620
2014	19,858	1,632,093
2015	16,129	1,325,676
2016	15,588	1,281,176
2017	$ 9,129	¥ 750,350

Net Changes in Liabilities for Quality Assurances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	$ 9,300	¥ 764,369	¥ 680,408	¥ 568,834
Payments made during year	(4,237)	(348,214)	(476,771)	(425,976)
Provision for quality assurances	5,316	436,891	588,224	558,190
Changes relating to pre-existing quality assurances	(95)	(7,827)	(1,701)	(21,606)
Other	(66)	(5,385)	(25,791)	966
Liabilities for quality assurances at end of year	$ 10,218	¥ 839,834	¥ 764,369	¥ 680,408

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	$ 4,739	¥ 389,499	¥ 301,422	¥ 139,577
Payments made during year	(1,939)	(159,344)	(263,096)	(89,796)
Provision for recalls and other safety measures	2,895	237,907	356,749	256,981	[1]
Other	8	635	(5,576)	(5,340)
Liabilities for recalls and other safety measures at end of year	$ 5,703	¥ 468,697	¥ 389,499	¥ 301,422

[1]	Toyota has employed an estimation model to accrue of expenses for future recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience from the fourth quarter of the fiscal year ended March 31, 2010. This change has resulted in an increase in provision for recalls and other safety measures in this table by ¥105,698 million.

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Product Liability Contingency [Line Items]
Increase in provision for recalls and other safety measures	¥ 105,698

Components of Income (loss) Before Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income (loss) before income taxes:
Parent company and domestic subsidiaries	$ (2,164)	¥ (177,852)	¥ (278,229)	¥ (114,569)
Foreign subsidiaries	7,431	610,725	841,519	406,037
Income before income taxes and equity in earnings of affiliated companies	$ 5,267	¥ 432,873	¥ 563,290	¥ 291,468

Provision for Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Parent Company And Domestic Subsidiaries USD ($)	Mar. 31, 2012 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2011 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2010 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2012 International Subsidiaries USD ($)	Mar. 31, 2012 International Subsidiaries JPY (¥)	Mar. 31, 2011 International Subsidiaries JPY (¥)	Mar. 31, 2010 International Subsidiaries JPY (¥)
Current income tax expense:
Current income tax expense	$ 3,113	¥ 255,877	¥ 227,111	¥ 67,127	$ 1,355	¥ 111,363	¥ 85,290	¥ 65,971	$ 1,758	¥ 144,514	¥ 141,821	¥ 1,156
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	78	6,395	85,710	25,537	(705)	(57,940)	(44,268)	(126,716)	783	64,335	129,978	152,253
Provision for income taxes	$ 3,191	¥ 262,272	¥ 312,821	¥ 92,664

Income taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan	Mar. 31, 2010 Japan	Mar. 31, 2012 Japan Minimum	Mar. 31, 2012 Japan Maximum	Mar. 31, 2012 Foreign Countries USD ($)	Mar. 31, 2012 Foreign Countries JPY (¥)	Mar. 31, 2012 Foreign Countries Minimum	Mar. 31, 2012 Foreign Countries Maximum
Income Taxes [Line Items]
Statutory tax rate	40.20%	40.20%	40.20%	40.20%	40.20%	40.20%	40.20%	40.20%
Operating loss carryforwards for tax purposes					$ 6,036	¥ 496,104					$ 7,826	¥ 643,190
Expiration date for operating loss carryforwards									2013	2021			2013	2031
Tax credit carryforwards	1,319	108,426	127,289		1,210	99,423					110	9,003
Expiration date for tax credit carryforwards									2013	2015			2014	2023
Undistributed earnings of foreign subsidiaries	32,734	2,690,416
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	$ 1,172	¥ 96,320
Tax years remain open to examination by various tax jurisdictions					On and after April 1, 2005	On and after April 1, 2005					On and after January 1, 2000	On and after January 1, 2000

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	40.20%	40.20%	40.20%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.70%	2.20%	1.90%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.70%	4.80%	4.40%
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	9.20%	12.60%	(0.60%)
Valuation allowance	14.90%	8.10%	11.20%
Tax credits	(1.80%)	(2.60%)	(11.80%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(9.60%)	(9.30%)	(10.70%)
Unrecognized tax benefits adjustments	2.50%	(0.60%)	2.30%
Other	(1.20%)	0.10%	(5.10%)
Effective income tax rate	60.60%	55.50%	31.80%

Significant Components of Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Deferred tax assets
Accrued pension and severance costs	$ 2,883	¥ 236,978		¥ 226,093
Accrued expenses and liabilities for quality assurances	4,502	369,985		395,513
Other accrued employees' compensation	1,293	106,265		103,020
Operating loss carryforwards for tax purposes	4,112	337,992		296,731
Tax credit carryforwards	1,319	108,426		127,289
Property, plant and equipment and other assets	1,800	147,906		176,229
Other	3,613	296,934		277,449
Gross deferred tax assets	19,522	1,604,486		1,602,324
Less - Valuation allowance	(3,763)	(309,268)	(3,415)	(280,685)	(239,269)	(208,627)
Total deferred tax assets	15,759	1,295,218		1,321,639
Deferred tax liabilities
Unrealized gains on securities	(2,561)	(210,475)		(146,874)
Undistributed earnings of foreign subsidiaries	(336)	(27,581)		(26,783)
Undistributed earnings of affiliates accounted for by the equity method	(6,141)	(504,776)		(578,756)
Basis difference of acquired assets	(415)	(34,120)		(38,351)
Lease transactions	(7,018)	(576,809)		(556,349)
Other	(666)	(54,749)		(74,839)
Gross deferred tax liabilities	(17,137)	(1,408,510)		(1,421,952)
Net deferred tax liability	$ (1,378)	¥ (113,292)		¥ (100,313)

Deferred Tax Assets and Liabilities that Comprise Net Deferred Tax Asset (Liability) (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred tax assets
Deferred income taxes (Current assets)	$ 8,744	¥ 718,687	¥ 605,884
Investments and other assets - Other	1,118	91,857	118,849
Deferred tax liabilities
Other current liabilities	(182)	(14,953)	(14,919)
Deferred income taxes (Long-term liabilities)	(11,058)	(908,883)	(810,127)
Net deferred tax liability	$ (1,378)	¥ (113,292)	¥ (100,313)

Net Changes in Total Valuation Allowance for Deferred Tax Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	$ 3,415	¥ 280,685	¥ 239,269	¥ 208,627
Additions	1,177	96,754	55,791	46,704
Deductions	(798)	(65,566)	(10,077)	(14,066)
Other	(31)	(2,605)	(4,298)	(1,996)
Valuation allowance at end of year	$ 3,763	¥ 309,268	¥ 280,685	¥ 239,269

Summary of Gross Unrecognized Tax Benefits Changes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 188	¥ 15,453	¥ 23,965	¥ 46,803
Additions based on tax positions related to the current year	51	4,187	213	2,702
Additions for tax positions of prior years	131	10,801	12,564	6,750
Reductions for tax positions of prior years	(4)	(363)	(16,133)	(2,802)
Reductions for tax positions related to lapse of statute of limitations				(106)
Reductions for settlements	(156)	(12,820)	(2,794)	(27,409)
Other	(4)	(357)	(2,362)	(1,973)
Balance at end of year	$ 206	¥ 16,901	¥ 15,453	¥ 23,965

Changes in Number of Shares of Common Stock Issued (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Common Stock Outstanding [Line Items]
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year
Purchase and retirement
Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

Shareholders' equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended								1 Months Ended
	Jan. 01, 2012 USD ($)	Jan. 01, 2012 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Jun. 24, 2008	Mar. 31, 2011 JPY (¥)	Jun. 24, 2008 Maximum JPY (¥)	Mar. 31, 2012 Parent Company USD ($)	Mar. 31, 2012 Parent Company JPY (¥)	Mar. 31, 2011 Parent Company JPY (¥)	Jan. 01, 2012 Treasury stock, at cost USD ($)	Jan. 01, 2012 Treasury stock, at cost JPY (¥)	Jan. 01, 2012 Additional paid-in capital USD ($)	Jan. 01, 2012 Additional paid-in capital JPY (¥)	Jan. 01, 2012 Retained earnings USD ($)	Jan. 01, 2012 Retained earnings JPY (¥)
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve			10.00%	10.00%
Percentage of stated capital appropriated as capital and retained earnings reserve			25.00%	25.00%
Retained earnings, reserve			$ 2,114	¥ 173,711		¥ 171,062
Retained earnings, available for dividend payments								65,072	5,348,279	5,389,432
Cash dividends included in retained earnings at year-end								1,156	95,004
Cash dividends per share								$ 0.37	¥ 30
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method			17,973	1,477,165
Common stock approved for repurchase, shares							30,000,000
Common stock approved for repurchase, amount							200,000
Common stock repurchased, shares					14,000,000
Purchase Period					1 year
Treasury stock shares issued	31,151,148	31,151,148
Retirement of common stock, amount											1,531	125,819	7	551	552	45,365
Losses on disposal of treasury stock	559	45,916
Decrease in non -controlling interest	1,434	117,881
Decrease in comprehensive income -loss	79	6,503
Increase in additional paid in capital	$ 541	¥ 44,481

Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Foreign currency translation adjustments USD ($)	Mar. 31, 2012 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2011 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2010 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2012 Unrealized gains on securities USD ($)	Mar. 31, 2012 Unrealized gains on securities JPY (¥)	Mar. 31, 2011 Unrealized gains on securities JPY (¥)	Mar. 31, 2010 Unrealized gains on securities JPY (¥)	Mar. 31, 2012 Pension liability adjustments USD ($)	Mar. 31, 2012 Pension liability adjustments JPY (¥)	Mar. 31, 2011 Pension liability adjustments JPY (¥)	Mar. 31, 2010 Pension liability adjustments JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	$ (13,928)	¥ (1,144,721)	¥ (846,835)	¥ (1,107,781)	$ (14,119)	¥ (1,160,389)	¥ (872,776)	¥ (882,670)	$ 2,047	¥ 168,227	¥ 194,285	¥ 17,878	$ (1,856)	¥ (152,559)	¥ (168,344)	¥ (242,989)
Equity transaction with noncontrolling interests and other	(79)	(6,503)							9	751			(88)	(7,254)
Other comprehensive income	(336)	(27,609)	(297,886)	260,946	(1,067)	(87,729)	(287,613)	9,894	1,573	129,328	(26,058)	176,407	(842)	(69,208)	15,785	74,645
Accumulated other comprehensive income (loss), ending balance	$ (14,343)	¥ (1,178,833)	¥ (1,144,721)	¥ (846,835)	$ (15,186)	¥ (1,248,118)	¥ (1,160,389)	¥ (872,776)	$ 3,629	¥ 298,306	¥ 168,227	¥ 194,285	$ (2,786)	¥ (229,021)	¥ (152,559)	¥ (168,344)

Component of Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Pre-tax amount
Equity transaction with noncontrolling interests and other	$ (132)	¥ (10,874)
Foreign currency translation adjustments	(1,164)	(95,677)	(294,279)	10,809
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	2,006	164,872	(31,899)	277,838
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	612	50,332	(6,358)	1,852
Pension liability adjustments	(1,359)	(111,722)	26,681	124,526
Other comprehensive income	(37)	(3,069)	(305,855)	415,025
Tax amount
Equity transaction with noncontrolling interests and other	53	4,371
Foreign currency translation adjustments	97	7,948	6,666	(915)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	(799)	(65,642)	9,643	(102,538)
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	(246)	(20,234)	2,556	(745)
Pension liability adjustments	517	42,514	(10,896)	(49,881)
Other comprehensive income	(378)	(31,043)	7,969	(154,079)
Net-of-tax amount
Equity transaction with noncontrolling interests and other	(79)	(6,503)
Foreign currency translation adjustments	(1,067)	(87,729)	(287,613)	9,894
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	1,207	99,230	(22,256)	175,300
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	366	30,098	(3,802)	1,107
Pension liability adjustments	(842)	(69,208)	15,785	74,645
Other comprehensive income	$ (415)	¥ (34,112)	¥ (297,886)	¥ 260,946

Stock-based compensation - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥) Year	Mar. 31, 2010 JPY (¥) Year	Mar. 31, 2012 Stock Options Granted After 2006 Year
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)			5	5	8
Exercise price ratio					1.025
Typical vesting period					2 years
Stock-based compensation expense related to stock options	$ 19	¥ 1,539	¥ 2,522	¥ 2,446
Weighted-average grant-date fair value of options granted, per share			¥ 724	¥ 803
Total intrinsic value of stock options exercised		0	0	113
Unrecognized stock compensation expense related to stock options granted	3	264
Unrecognized stock compensation expense, expected weighted average period of recognition (in years)	0.3	0.3
Cash received from options exercised		¥ 0	¥ 0	¥ 492

Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend rate	1.50%	2.40%
Risk-free interest rate	0.30%	0.70%
Expected volatility	32.00%	30.00%
Expected holding period (years)	5	5

Summary of Toyota's Stock Option Activity (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Number of shares
Options outstanding, beginning balance	15,786,800	13,716,700	11,340,700
Granted		3,435,000	3,492,000
Exercised			(157,800)
Canceled	(3,256,800)	(1,364,900)	(958,200)
Options outstanding, ending balance	12,530,000	15,786,800	13,716,700
Options exercisable at year end	9,778,000	9,347,800	7,515,700
Weighted-average exercise price
Options outstanding, beginning balance	¥ 4,941	¥ 5,363	¥ 5,631
Granted		¥ 3,183	¥ 4,193
Exercised			¥ 3,116
Canceled	¥ 5,059	¥ 4,759	¥ 4,646
Options outstanding, ending balance	¥ 4,910	¥ 4,941	¥ 5,363
Options exercisable at year end	¥ 5,396	¥ 5,821	¥ 6,132
Weighted-average remaining contractual life in years
Options outstanding, beginning balance	5.04	5.23	5.51
Options outstanding, ending balance	4.55	5.04	5.23
Options exercisable at year end	4.05	3.79	3.86
Aggregate intrinsic value
Options outstanding, beginning balance	¥ 565		¥ 1
Exercised	0	0	113
Options outstanding, ending balance	1,065	565
Options exercisable at year end

Summary of Options Outstanding and Options Exercisable (Detail)	Mar. 31, 2012 JPY (¥) Year	Mar. 31, 2011 JPY (¥) Year	Mar. 31, 2010 JPY (¥) Year	Mar. 31, 2009 JPY (¥) Year	Mar. 31, 2012 Range 1 USD ($) Year	Mar. 31, 2012 Range 1 JPY (¥)	Mar. 31, 2012 Range 2 USD ($) Year	Mar. 31, 2012 Range 2 JPY (¥)	Mar. 31, 2012 Range 3 USD ($) Year	Mar. 31, 2012 Range 3 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Exercise price range, Lower range						¥ 3,183		¥ 5,001		¥ 3,183
Outstanding Exercise price range, Upper range						¥ 5,000		¥ 7,278		¥ 7,278
Outstanding Number of shares	12,530,000	15,786,800	13,716,700	11,340,700	8,526,000	8,526,000	4,004,000	4,004,000	12,530,000	12,530,000
Outstanding Weighted- average exercise price	¥ 4,910	¥ 4,941	¥ 5,363	¥ 5,631	$ 49	¥ 4,038	$ 82	¥ 6,766	$ 60	¥ 4,910
Outstanding Weighted- average remaining life Years	4.55	5.04	5.23	5.51	5.34	5.34	2.88	2.88	4.55	4.55
Exercisable Weighted- average exercise price	¥ 5,396	¥ 5,821	¥ 6,132		$ 54	¥ 4,445	$ 82	¥ 6,766	$ 66	¥ 5,396
Exercisable Number of shares	9,778,000	9,347,800	7,515,700		5,774,000	5,774,000	4,004,000	4,004,000	9,778,000	9,778,000

Information Regarding Defined Benefit Plans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Change in benefit obligation
Benefit obligation at beginning of year	$ 21,039	¥ 1,729,178	¥ 1,726,747
Service cost	956	78,539	82,422
Interest cost	637	52,399	52,502
Plan participants' contributions	13	1,055	1,046
Plan amendments	9	740	(1,429)
Net actuarial loss	1,427	117,320	3,830
Acquisition and other	492	40,496	(57,928)
Benefits paid	(880)	(72,340)	(78,012)
Benefit obligation at end of year	23,693	1,947,387	1,729,178
Change in plan assets
Balance at beginning of year	14,398	1,183,385	1,179,051
Actual return on plan assets	198	16,309	24,216
Acquisition and other	578	47,547	(39,374)
Employer contributions	1,154	94,815	96,458
Plan participants' contributions	13	1,055	1,046
Benefits paid	(880)	(72,340)	(78,012)
Balance at end of year	15,461	1,270,771	1,183,385
Funded status	$ 8,232	¥ 676,616	¥ 545,793

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	$ 256	¥ 21,076	¥ 24,677
Accrued pension and severance costs	8,619	708,402	668,022
Investments and other assets - Other (Prepaid pension and severance costs)	(643)	(52,862)	(146,906)
Net amount recognized	$ 8,232	¥ 676,616	¥ 545,793

Amounts Recognized in Accumulated Other Comprehensive Income (loss) (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	$ (5,558)	¥ (456,839)	¥ (347,494)
Prior service costs	676	55,597	72,324
Net transition obligation			(1,626)
Net amount recognized	$ (4,882)	¥ (401,242)	¥ (276,796)

Employee benefit plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Equity securities Common stocks Japan	Mar. 31, 2011 Equity securities Common stocks Japan	Mar. 31, 2012 Equity securities Common stocks Foreign	Mar. 31, 2011 Equity securities Common stocks Foreign	Mar. 31, 2012 Debt securities Government bonds Japan	Mar. 31, 2011 Debt securities Government bonds Japan	Mar. 31, 2012 Debt securities Government bonds Foreign	Mar. 31, 2011 Debt securities Government bonds Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	$ 21,471	¥ 1,764,721	¥ 1,584,627
Estimated prior service costs	(71)	(5,800)
Estimated net actuarial loss	251	20,600
Percentage of plan assets invested in equity securities	50.00%	50.00%
Percentage of plan assets invested in debt securities	30.00%	30.00%
Plan asset allocation				52.00%	51.00%	48.00%	49.00%	25.00%	25.00%	75.00%	75.00%
Expected contribution to pension plans	$ 1,277	¥ 104,943

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 6,515	¥ 535,503	¥ 500,046
Accumulated benefit obligation	5,858	481,484	453,111
Fair value of plan assets	$ 983	¥ 80,752	¥ 72,359

Components of Net Periodic Pension Cost (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net Period Benefit Cost Assumptions [Line Items]
Service cost	$ 956	¥ 78,539	¥ 82,422	¥ 75,558
Interest cost	637	52,399	52,502	50,559
Expected return on plan assets	(541)	(44,422)	(42,364)	(32,251)
Amortization of prior service costs	(194)	(15,975)	(24,032)	(15,063)
Recognized net actuarial loss	366	30,125	16,095	27,246
Amortization of net transition obligation	20	1,626	1,944	1,944
Net periodic pension cost	$ 1,244	¥ 102,292	¥ 86,567	¥ 107,993

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ (1,770)	¥ (145,433)	¥ (21,978)	¥ 81,949
Recognized net actuarial loss	366	30,125	16,095	27,246
Prior service costs	(9)	(740)	1,429	3,080
Amortization of prior service costs	(194)	(15,975)	(24,032)	(15,063)
Amortization of net transition obligation	20	1,626	1,944	1,944
Other	73	5,951	40,995	2,594
Total recognized in other comprehensive income (loss)	$ (1,514)	¥ (124,446)	¥ 14,453	¥ 101,750

Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.60%	2.80%
Rate of compensation increase	2.80%	2.60%

Weighted-Average Assumptions Used to Determine Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.80%	2.80%	2.80%
Expected return on plan assets	3.90%	3.80%	3.60%
Rate of compensation increase	2.60%	2.60%	2.60%

Summary of the Fair Value of Classes of Plan Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Equity securities USD ($)	Mar. 31, 2012 Equity securities JPY (¥)	Mar. 31, 2011 Equity securities JPY (¥)	Mar. 31, 2012 Equity securities Common stocks USD ($)	Mar. 31, 2012 Equity securities Common stocks JPY (¥)	Mar. 31, 2011 Equity securities Common stocks JPY (¥)	Mar. 31, 2012 Equity securities Commingled funds USD ($)	Mar. 31, 2012 Equity securities Commingled funds JPY (¥)	Mar. 31, 2011 Equity securities Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities USD ($)	Mar. 31, 2012 Debt securities JPY (¥)	Mar. 31, 2011 Debt securities JPY (¥)	Mar. 31, 2012 Debt securities Commingled funds USD ($)	Mar. 31, 2012 Debt securities Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities Government bonds USD ($)	Mar. 31, 2012 Debt securities Government bonds JPY (¥)	Mar. 31, 2011 Debt securities Government bonds JPY (¥)	Mar. 31, 2012 Debt securities Other debt securities USD ($)	Mar. 31, 2012 Debt securities Other debt securities JPY (¥)	Mar. 31, 2011 Debt securities Other debt securities JPY (¥)	Mar. 31, 2012 Insurance Contracts USD ($)	Mar. 31, 2012 Insurance Contracts JPY (¥)	Mar. 31, 2011 Insurance Contracts JPY (¥)	Mar. 31, 2012 All Other USD ($)	Mar. 31, 2012 All Other JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Equity securities USD ($)	Mar. 31, 2012 Level 1 Equity securities JPY (¥)	Mar. 31, 2011 Level 1 Equity securities JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Common stocks USD ($)	Mar. 31, 2012 Level 1 Equity securities Common stocks JPY (¥)	Mar. 31, 2011 Level 1 Equity securities Common stocks JPY (¥)	Mar. 31, 2012 Level 1 Debt securities USD ($)	Mar. 31, 2012 Level 1 Debt securities JPY (¥)	Mar. 31, 2011 Level 1 Debt securities JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Government bonds USD ($)	Mar. 31, 2012 Level 1 Debt securities Government bonds JPY (¥)	Mar. 31, 2011 Level 1 Debt securities Government bonds JPY (¥)	Mar. 31, 2011 Level 1 Debt securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 1 All Other USD ($)	Mar. 31, 2012 Level 1 All Other JPY (¥)	Mar. 31, 2011 Level 1 All Other JPY (¥)	Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Equity securities USD ($)	Mar. 31, 2012 Level 2 Equity securities JPY (¥)	Mar. 31, 2011 Level 2 Equity securities JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Commingled funds USD ($)	Mar. 31, 2012 Level 2 Equity securities Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Equity securities Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities USD ($)	Mar. 31, 2012 Level 2 Debt securities JPY (¥)	Mar. 31, 2011 Level 2 Debt securities JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Commingled funds USD ($)	Mar. 31, 2012 Level 2 Debt securities Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Other debt securities USD ($)	Mar. 31, 2012 Level 2 Debt securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 2 Insurance Contracts USD ($)	Mar. 31, 2012 Level 2 Insurance Contracts JPY (¥)	Mar. 31, 2011 Level 2 Insurance Contracts JPY (¥)	Mar. 31, 2012 Level 2 All Other USD ($)	Mar. 31, 2012 Level 2 All Other JPY (¥)	Mar. 31, 2011 Level 2 All Other JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2009 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Debt securities USD ($)	Mar. 31, 2012 Level 3 Debt securities JPY (¥)	Mar. 31, 2011 Level 3 Debt securities USD ($)	Mar. 31, 2011 Level 3 Debt securities JPY (¥)	Mar. 31, 2010 Level 3 Debt securities JPY (¥)	Mar. 31, 2009 Level 3 Debt securities JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Other debt securities USD ($)	Mar. 31, 2012 Level 3 Debt securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 3 All Other USD ($)	Mar. 31, 2012 Level 3 All Other JPY (¥)	Mar. 31, 2011 Level 3 All Other USD ($)	Mar. 31, 2011 Level 3 All Other JPY (¥)	Mar. 31, 2010 Level 3 All Other JPY (¥)	Mar. 31, 2009 Level 3 All Other JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 15,461	¥ 1,270,771	$ 14,398	¥ 1,183,385	¥ 1,179,051	$ 8,530	¥ 701,079	¥ 670,660	$ 5,697	¥ 468,237	¥ 489,759	$ 2,833	¥ 232,842	¥ 180,901	$ 4,357	¥ 358,093	¥ 316,874	$ 2,673	¥ 219,658	¥ 159,232	$ 1,076	¥ 88,411	¥ 82,685	$ 608	¥ 50,024	¥ 74,957	$ 1,022	¥ 83,993	¥ 90,972	$ 1,552	¥ 127,606	¥ 104,879	$ 7,359	¥ 604,838	¥ 621,271	$ 5,697	¥ 468,237	¥ 489,759	$ 5,697	¥ 468,237	¥ 489,759	$ 1,076	¥ 88,411	¥ 111,902	$ 1,076	¥ 88,411	¥ 82,685	¥ 29,217	$ 586	¥ 48,190	¥ 19,610	$ 7,226	¥ 593,900	¥ 502,517	$ 2,833	¥ 232,842	¥ 180,901	$ 2,833	¥ 232,842	¥ 180,901	$ 3,274	¥ 269,091	¥ 204,226	$ 2,673	¥ 219,658	¥ 159,232	$ 601	¥ 49,433	¥ 44,994	$ 1,022	¥ 83,993	¥ 90,972	$ 97	¥ 7,974	¥ 26,418	$ 876	¥ 72,033	$ 725	¥ 59,597	¥ 50,109	¥ 51,067	$ 7	¥ 591	$ 9	¥ 746	¥ 3,591	¥ 5,242	$ 7	¥ 591	¥ 746	$ 869	¥ 71,442	$ 716	¥ 58,851	¥ 46,518	¥ 45,825

Changes in Level 3 Plan Assets Measured At Fair Value (Detail) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Debt securities USD ($)	Mar. 31, 2012 Debt securities JPY (¥)	Mar. 31, 2011 Debt securities JPY (¥)	Mar. 31, 2012 All Other USD ($)	Mar. 31, 2012 All Other JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Debt securities USD ($)	Mar. 31, 2012 Level 3 Debt securities JPY (¥)	Mar. 31, 2011 Level 3 Debt securities JPY (¥)	Mar. 31, 2010 Level 3 Debt securities JPY (¥)	Mar. 31, 2012 Level 3 All Other USD ($)	Mar. 31, 2012 Level 3 All Other JPY (¥)	Mar. 31, 2011 Level 3 All Other JPY (¥)	Mar. 31, 2010 Level 3 All Other JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 14,398	¥ 1,183,385	¥ 1,179,051	$ 4,357	¥ 358,093	¥ 316,874	$ 1,552	¥ 127,606	¥ 104,879	$ 725	¥ 59,597	¥ 50,109	¥ 51,067	$ 9	¥ 746	¥ 3,591	¥ 5,242	$ 716	¥ 58,851	¥ 46,518	¥ 45,825
Actual return on plan assets	198	16,309	24,216							(6)	(514)	2,220	(1,388)	0	5	312	818	(6)	(519)	1,908	(2,206)
Purchases, sales and settlements										156	12,807	8,542	1,234	(2)	(160)	(2,948)	(2,233)	158	12,967	11,490	3,467
Other										1	143	(1,274)	(804)			(209)	(236)	1	143	(1,065)	(568)
Balance at end of year	$ 15,461	¥ 1,270,771	¥ 1,183,385	$ 4,357	¥ 358,093	¥ 316,874	$ 1,552	¥ 127,606	¥ 104,879	$ 876	¥ 72,033	¥ 59,597	¥ 50,109	$ 7	¥ 591	¥ 746	¥ 3,591	$ 869	¥ 71,442	¥ 58,851	¥ 46,518

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	$ 844	¥ 69,352
2014	869	71,472
2015	909	74,696
2016	946	77,750
2017	959	78,823
from 2018 to 2022	5,451	447,995
Total	$ 9,978	¥ 820,088

Fair Values of Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Interest rate and currency swap agreements USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Prepaid expenses and Other current assets USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Other current liabilities USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Other long-term liabilities USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)
Derivative financial instruments designated as hedging instruments
Derivative assets																												$ 831	¥ 68,340	¥ 130,322	$ 87	¥ 7,166	¥ 55,794	$ 744	¥ 61,174	¥ 74,528
Derivative liabilities																												(29)	(2,363)	(8,598)							(25)	(2,060)	(7,410)	(4)	(303)	(1,188)
Undesignated derivative financial instruments
Derivative assets	2,672	219,625	284,365	754	61,983	99,093	1,918	157,642	185,272							116	9,531	2,619	116	9,531	2,619
Derivative liabilities	$ (1,935)	¥ (159,004)	¥ (197,396)							$ (467)	¥ (38,338)	¥ (64,611)	$ (1,468)	¥ (120,666)	¥ (132,785)	$ (265)	¥ (21,806)	¥ (14,277)				$ (264)	¥ (21,736)	¥ (14,202)	$ (1)	¥ (70)	¥ (75)

Notional Amounts of Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Designated derivative financial instruments										$ 4,193	¥ 344,623	¥ 617,472	$ 4,193	¥ 344,623	¥ 617,472
Undesignated derivative financial instruments	$ 155,825	¥ 12,807,293	¥ 12,637,230	$ 129,063	¥ 10,607,666	¥ 11,460,275	$ 26,762	¥ 2,199,627	¥ 1,176,955

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ($)	Mar. 31, 2012 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net USD ($)	Mar. 31, 2012 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations USD ($)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net USD ($)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	$ (16)	¥ (1,354)	¥ 71,491	¥ 138,677	¥ (166)	¥ (265)	$ 436	¥ 35,834	¥ 72,082	¥ 77,939	$ 0	¥ (28)	¥ (1,393)	¥ (2,819)	$ (46)	¥ (3,815)	¥ (2,693)	¥ (21,841)	$ 648	¥ 53,272	¥ 110,211	¥ 60,599
Gains or (losses) on hedged items	$ 36	¥ 2,999	¥ (68,741)	¥ (135,163)	¥ 166	¥ 265

Derivative financial instruments - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Cost of financing operations USD ($)	Mar. 31, 2012 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange gain (loss), net USD ($)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)
Derivative [Line Items]
Unrealized gains or (losses) on derivative financial instruments			$ 182	¥ (14,934)	¥ 93,370	¥ 71,538	$ (67)	¥ (5,543)	¥ (240)	¥ (26,476)
Credit risk derivatives, fair value, net liability	122	9,987
Credit risk derivatives, aggregate fair value of assets posted	196	16,109
Maximum amount of assets to be posted if the ratings decline below specified thresholds	$ 122	¥ 9,987

Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financinal Instruments (Detail)
In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Carrying amount USD ($)	Mar. 31, 2012 Carrying amount JPY (¥)	Mar. 31, 2011 Carrying amount JPY (¥)	Mar. 31, 2012 Estimated fair value USD ($)	Mar. 31, 2012 Estimated fair value JPY (¥)	Mar. 31, 2011 Estimated fair value JPY (¥)	Mar. 31, 2012 Estimated fair value Level 1 USD ($)	Mar. 31, 2012 Estimated fair value Level 1 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 2 USD ($)	Mar. 31, 2012 Estimated fair value Level 2 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 3 USD ($)	Mar. 31, 2012 Estimated fair value Level 3 JPY (¥)
Assets (Liabilities)
Cash and cash equivalents	$ 20,431	¥ 1,679,200	$ 25,316	¥ 2,080,709	¥ 1,865,746	¥ 2,444,280				$ 20,431	¥ 1,679,200	¥ 2,080,709	$ 20,431	¥ 1,679,200	¥ 2,080,709	$ 17,573	¥ 1,444,276	$ 2,858	¥ 234,924
Time deposits	977	80,301		203,874						977	80,301	203,874	977	80,301	203,874			977	80,301
Total finance receivables, net							390	32,056	32,338	108,039	8,879,731	8,680,882	111,181	9,137,936	8,971,523					111,181	9,137,936
Other receivables	4,971	408,547		306,201						4,971	408,547	306,201	4,971	408,547	306,201					4,971	408,547
Short-term borrowings	(41,984)	(3,450,649)		(3,179,009)						(41,984)	(3,450,649)	(3,179,009)	(41,984)	(3,450,649)	(3,179,009)			(39,617)	(3,256,078)	(2,367)	(194,571)
Long-term debt including the current portion										$ (103,827)	¥ (8,533,549)	¥ (9,200,130)	$ (105,648)	¥ (8,683,193)	¥ (9,274,881)			$ (95,340)	¥ (7,835,970)	$ (10,308)	¥ (847,223)

Analysis of Leased Assets Under Capital Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Building USD ($)	Mar. 31, 2012 Building JPY (¥)	Mar. 31, 2011 Building JPY (¥)	Mar. 31, 2012 Machinery and equipment USD ($)	Mar. 31, 2012 Machinery and equipment JPY (¥)	Mar. 31, 2011 Machinery and equipment JPY (¥)
Class of property
Capital leased assets, gross				$ 149	¥ 12,230	¥ 13,412	$ 386	¥ 31,698	¥ 30,283
Less - Accumulated depreciation	(247)	(20,284)	(18,590)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 288	¥ 23,644	¥ 25,105

Lease commitments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	$ 68	¥ 5,572	¥ 5,966	¥ 7,587
Operating lease, rental expenses	$ 1,108	¥ 91,052	¥ 89,029	¥ 93,994

Future Minimum Lease Payments Under Capital Leases Together with the Present Value of the Net Minium Lease Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2013	$ 61	¥ 5,023
2014	42	3,431
2015	32	2,601
2016	29	2,415
2017	25	2,077
Thereafter	154	12,636
Total minimum lease payments	343	28,183
Less - Amount representing interest	(83)	(6,835)
Present value of net minimum lease payments	260	21,348
Less - Current obligations	(51)	(4,175)
Long-term capital lease obligations	$ 209	¥ 17,173

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Operating Leases [Line Items]
2013	$ 126	¥ 10,375
2014	97	7,988
2015	79	6,510
2016	70	5,745
2017	62	5,094
Thereafter	252	20,653
Total minimum future rentals	$ 686	¥ 56,365

Other commitments and contingencies, concentrations and factors that may affect future operations - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended	28 Months Ended	1 Months Ended		12 Months Ended		26 Months Ended	25 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2012 Purchase Commitment USD ($)	Mar. 31, 2012 Purchase Commitment JPY (¥)	Mar. 31, 2010 US District Court, California Shareholders' Protection Rights Agreement LegalMatter	Mar. 31, 2012 Damages from Product Defects LegalMatter	Apr. 30, 2010 Damages from Product Defects US Federal District Court LegalMatter	Apr. 30, 2010 Damages from Product Defects US Federal District Court Personal Injury LegalMatter	Mar. 31, 2012 Damages from Product Defects US State District Court LegalMatter	Mar. 31, 2012 Damages from Product Defects US District Court, California LegalMatter	Mar. 31, 2012 Damages from Product Defects Federal and State LegalMatter	Feb. 28, 2003 Antitrust Litigation US Federal District Court LegalMatter
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding for purchase of property, plant and equipment and other assets					$ 888	¥ 73,004
Customer payment guarantee to dealers, period range	1 month to 35 years	1 month to 35 years
Payment guarantee period			1 month	35 years
Guarantee contracts obligations, maximum potential amount of future payments	20,625	1,695,140
Guarantee contracts obligations, liabilities	$ 170	¥ 13,981
Putative class action case filed							6	200	190		10	1	20	85
Other individual cases consolidated into federal suit										300
Percentage of material costs from purchases from an affiliated company	10.00%	10.00%
Expiration date for collective bargaining agreement covering a substantial portion of employees	Dec 31, 2014	Dec 31, 2014

Segment Operating Results and Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Automotive USD ($)	Mar. 31, 2012 Automotive JPY (¥)	Mar. 31, 2011 Automotive JPY (¥)	Mar. 31, 2010 Automotive JPY (¥)	Mar. 31, 2012 Financial Services USD ($)	Mar. 31, 2012 Financial Services JPY (¥)	Mar. 31, 2011 Financial Services JPY (¥)	Mar. 31, 2010 Financial Services JPY (¥)	Mar. 31, 2012 All Other USD ($)	Mar. 31, 2012 All Other JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2010 All Other JPY (¥)	Mar. 31, 2012 Inter-segment Elimination/ Unallocated Amount USD ($)	Mar. 31, 2012 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2010 Inter-segment Elimination/ Unallocated Amount JPY (¥)
Net revenues
Sales to external customers	$ 226,106	¥ 18,583,653	¥ 18,993,688	¥ 18,950,973	$ 206,404	¥ 16,964,378	¥ 17,322,753	¥ 17,187,308	$ 13,040	¥ 1,071,737	¥ 1,173,168	¥ 1,226,244	$ 6,662	¥ 547,538	¥ 497,767	¥ 537,421
Inter-segment sales and transfers					367	30,168	14,567	10,120	348	28,587	19,037	19,163	6,100	501,377	474,485	410,194	(6,815)	(560,132)	(508,089)	(439,477)
Total	226,106	18,583,653	18,993,688	18,950,973	206,771	16,994,546	17,337,320	17,197,428	13,388	1,100,324	1,192,205	1,245,407	12,762	1,048,915	972,252	947,615	(6,815)	(560,132)	(508,089)	(439,477)
Operating expenses	221,779	18,228,026	18,525,409	18,803,457	206,507	16,972,863	17,251,347	17,283,798	9,660	793,886	833,925	998,480	12,250	1,006,853	937,010	956,475	(6,638)	(545,576)	(496,873)	(435,296)
Operating income (loss)	4,327	355,627	468,279	147,516	264	21,683	85,973	(86,370)	3,728	306,438	358,280	246,927	512	42,062	35,242	(8,860)	(177)	(14,556)	(11,216)	(4,181)
Assets	372,928	30,650,965	29,818,166	30,349,287	149,189	12,261,814	11,341,558	12,359,404	160,269	13,172,548	13,365,394	13,274,953	14,129	1,161,224	1,146,720	1,119,635	49,341	4,055,379	3,964,494	3,595,295
Investment in equity method investees	23,289	1,914,129	1,817,988	1,867,440	22,846	1,877,720	1,784,539	1,692,702	47	3,887	3,519	129,745	58	4,765	3,045		338	27,757	26,885	44,993
Depreciation expense	12,992	1,067,830	1,175,573	1,414,569	9,053	744,067	819,075	1,018,935	3,635	298,757	330,865	348,820	304	25,006	25,633	46,814
Capital expenditure	$ 18,641	¥ 1,532,082	¥ 1,691,191	¥ 1,437,601	$ 9,695	¥ 796,839	¥ 691,867	¥ 616,216	$ 8,312	¥ 683,161	¥ 991,330	¥ 774,102	$ 430	¥ 35,340	¥ 21,058	¥ 21,751	$ 204	¥ 16,742	¥ (13,064)	¥ 25,532

Geographic Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 North America USD ($)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2010 North America JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Other Countries USD ($)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2010 Other Countries JPY (¥)	Mar. 31, 2012 Inter-segment Elimination/ Unallocated Amount USD ($)	Mar. 31, 2012 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2010 Inter-segment Elimination/ Unallocated Amount JPY (¥)
Net revenues
Sales to external customers	$ 226,106	¥ 18,583,653	¥ 18,993,688	¥ 18,950,973	$ 88,743	¥ 7,293,804	¥ 6,966,929	¥ 7,314,813	$ 56,507	¥ 4,644,348	¥ 5,327,809	¥ 5,583,228	$ 23,329	¥ 1,917,408	¥ 1,920,416	¥ 2,082,671	$ 37,923	¥ 3,116,849	¥ 3,138,112	¥ 2,431,648	$ 19,604	¥ 1,611,244	¥ 1,640,422	¥ 1,538,613
Inter-segment sales and transfers					47,129	3,873,515	4,019,317	3,905,490	1,309	107,538	101,327	87,298	931	76,538	61,081	64,378	2,645	217,425	236,422	223,679	1,812	148,931	168,694	135,248	(53,826)	(4,423,947)	(4,586,841)	(4,416,093)
Total	226,106	18,583,653	18,993,688	18,950,973	135,872	11,167,319	10,986,246	11,220,303	57,816	4,751,886	5,429,136	5,670,526	24,260	1,993,946	1,981,497	2,147,049	40,568	3,334,274	3,374,534	2,655,327	21,416	1,760,175	1,809,116	1,673,861	(53,826)	(4,423,947)	(4,586,841)	(4,416,093)
Operating expenses	221,779	18,228,026	18,525,409	18,803,457	138,391	11,374,359	11,348,642	11,445,545	55,548	4,565,477	5,089,633	5,585,036	24,043	1,976,150	1,968,349	2,180,004	37,444	3,077,484	3,061,557	2,451,800	20,092	1,651,361	1,648,987	1,558,287	(53,739)	(4,416,805)	(4,591,759)	(4,417,215)
Operating income (loss)	4,327	355,627	468,279	147,516	(2,519)	(207,040)	(362,396)	(225,242)	2,268	186,409	339,503	85,490	217	17,796	13,148	(32,955)	3,124	256,790	312,977	203,527	1,324	108,814	160,129	115,574	(87)	(7,142)	4,918	1,122
Assets	372,928	30,650,965	29,818,166	30,349,287	146,422	12,034,423	11,285,864	12,465,677	117,937	9,693,232	9,910,828	10,223,903	23,854	1,960,532	1,931,231	2,060,962	29,606	2,433,312	2,138,499	1,925,126	26,469	2,175,493	2,044,379	1,803,703	28,640	2,353,973	2,507,365	1,869,916
Long-lived assets	$ 75,865	¥ 6,235,380	¥ 6,309,160	¥ 6,710,901	$ 36,282	¥ 2,981,985	¥ 3,123,042	¥ 3,347,896	$ 26,733	¥ 2,197,197	¥ 2,276,332	¥ 2,401,172	$ 3,201	¥ 263,070	¥ 305,627	¥ 351,037	$ 5,024	¥ 412,959	¥ 344,304	¥ 361,296	$ 4,625	¥ 380,169	¥ 259,855	¥ 249,500

Segment data - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Unallocated Amount to Segment USD ($)	Mar. 31, 2012 Unallocated Amount to Segment JPY (¥)	Mar. 31, 2011 Unallocated Amount to Segment JPY (¥)	Mar. 31, 2010 Unallocated Amount to Segment JPY (¥)
Segment Reporting Disclosure [Line Items]
Total assets	$ 372,928	¥ 30,650,965	¥ 29,818,166	¥ 30,349,287	$ 57,784	¥ 4,749,259	¥ 4,613,672	¥ 4,205,402

Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 North America USD ($)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2010 North America JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Other Countries USD ($)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2010 Other Countries JPY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 57,377	¥ 4,715,804	¥ 5,398,278	¥ 5,718,381	$ 22,119	¥ 1,817,944	¥ 1,793,932	¥ 2,023,280	$ 39,961	¥ 3,284,392	¥ 3,280,384	¥ 2,641,471	$ 37,759	¥ 3,103,383	¥ 3,196,114	¥ 2,838,671

Balance Sheets - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses USD ($)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses USD ($)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2009 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses USD ($)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses USD ($)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)	Mar. 31, 2009 Financial Services Businesses JPY (¥)	Mar. 31, 2012 Eliminations USD ($)	Mar. 31, 2012 Eliminations JPY (¥)	Mar. 31, 2011 Eliminations JPY (¥)
Current assets
Cash and cash equivalents	$ 20,431	¥ 1,679,200	$ 25,316	¥ 2,080,709	¥ 1,865,746	¥ 2,444,280	$ 13,440	¥ 1,104,636	$ 15,824	¥ 1,300,553	¥ 1,338,821	¥ 1,648,143	$ 6,991	¥ 574,564	$ 9,492	¥ 780,156	¥ 526,925	¥ 796,137
Marketable securities	14,370	1,181,070		1,225,435			12,357	1,015,626		1,036,555			2,013	165,444		188,880
Trade accounts and notes receivable, less allowance for doubtful accounts							24,717	2,031,472		1,483,551
Finance receivables, net	50,065	4,114,897		4,136,805									50,065	4,114,897		4,136,805
Inventories	19,738	1,622,282		1,304,242			19,737	1,622,154		1,304,128
Prepaid expenses and other current assets	6,283	516,378		517,454			17,814	1,464,124		1,383,616			8,342	685,611		636,249
Total current assets	149,911	12,321,189		11,829,755			88,065	7,238,012		6,508,403			67,411	5,540,516		5,742,090
Noncurrent finance receivables, net													68,165	5,602,462		5,556,746
Investments and other assets	78,987	6,491,934		6,122,505			75,659	6,218,377		5,825,966			3,709	304,906		365,707
Property, plant and equipment	75,865	6,235,380		6,309,160	6,710,901		54,881	4,510,716		4,608,309			20,984	1,724,664		1,700,851
Total assets	372,928	30,650,965		29,818,166	30,349,287		218,605	17,967,105		16,942,678			160,269	13,172,548		13,365,394			5,946	488,688	489,906
Current liabilities
Short-term borrowings	41,984	3,450,649		3,179,009			8,699	715,019		478,646			36,992	3,040,373		2,986,700
Current portion of long-term debt	30,571	2,512,620		2,772,827			4,130	339,441		243,817			26,992	2,218,526		2,541,479
Accounts payable	27,285	2,242,583		1,503,072			27,185	2,234,316		1,497,253			330	27,095		19,472
Accrued expenses	22,248	1,828,523		1,773,233			21,140	1,737,490		1,666,748			1,171	96,247		110,348
Income taxes payable	1,628	133,778		112,801			1,501	123,344		104,392			127	10,434		9,555
Other current liabilities	11,976	984,328		870,722			14,306	1,175,801		1,024,662			6,525	536,291		538,026
Total current liabilities	143,346	11,781,574		10,790,990			76,961	6,325,411		5,015,518			72,137	5,928,966		6,205,580
Long-term liabilities
Long-term debt	73,516	6,042,277		6,449,220			6,121	503,070		839,611			67,588	5,555,112		5,669,456
Accrued pension and severance costs	8,619	708,402		668,022			8,519	700,211		660,918			100	8,191		7,104
Other long-term liabilities	1,744	143,351		179,783			6,473	531,982		554,402			6,330	520,252		435,508
Total long-term liabilities	94,937	7,802,913		8,107,152			21,113	1,735,263		2,054,931			74,018	6,083,555		6,112,068
Total liabilities	238,283	19,584,487		18,898,142			98,074	8,060,674		7,070,449			146,155	12,012,521		12,317,648			(5,946)	(488,708)	(489,955)
Total Toyota Motor Corporation Shareholders' equity	128,364	10,550,261		10,332,371
Noncontrolling interests	6,281	516,217		587,653
Total shareholders' equity	134,645	11,066,478	132,863	10,920,024	10,930,443	10,600,737
Total liabilities and shareholders' equity	$ 372,928	¥ 30,650,965		¥ 29,818,166

Statements of Income - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses USD ($)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses USD ($)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	$ 226,106	¥ 18,583,653	¥ 18,993,688	¥ 18,950,973	$ 213,345	¥ 17,534,872	¥ 17,826,986	¥ 17,732,143	$ 13,388	¥ 1,100,324	¥ 1,192,205	¥ 1,245,407
Eliminations	0	(44)	(2,281)	(112)
Costs and expenses
Cost of revenues					192,196	15,796,635	15,986,741	15,973,442	7,490	615,563	636,374	716,997
Selling, general and administrative	22,380	1,839,462	1,910,083	2,119,660	20,404	1,676,999	1,723,071	1,854,710	2,170	178,323	197,551	281,483
Total costs and expenses	221,779	18,228,026	18,525,409	18,803,457	212,600	17,473,634	17,709,812	17,828,152	9,660	793,886	833,925	998,480
Operating income	4,327	355,627	468,279	147,516	745	61,238	117,174	(96,009)	3,728	306,438	358,280	246,927
Other income (expense), net	940	77,246	95,011	143,952	851	69,935	88,840	144,625	(57)	(4,679)	1,349	(3,923)
Income before income taxes and equity in earnings of affiliated companies	5,267	432,873	563,290	291,468	1,596	131,173	206,014	48,616	3,671	301,759	359,629	243,004
Provision for income taxes	3,191	262,272	312,821	92,664	1,722	141,558	178,795	42,342	1,468	120,725	134,094	50,362
Equity in earnings (losses) of affiliated companies	2,405	197,701	215,016	45,408	2,391	196,544	214,229	109,944	14	1,157	787	(64,536)
Net income	4,481	368,302	465,485	244,212	2,265	186,159	241,448	116,218	2,217	182,191	226,322	128,106
Less: Net income attributable to noncontrolling interests	(1,031)	(84,743)	(57,302)	(34,756)	(1,000)	(82,181)	(54,055)	(32,103)	(32)	(2,566)	(3,251)	(2,653)
Net income attributable to Toyota Motor Corporation	$ 3,450	¥ 283,559	¥ 408,183	¥ 209,456	$ 1,265	¥ 103,978	¥ 187,393	¥ 84,115	$ 2,185	¥ 179,625	¥ 223,071	¥ 125,453

Statement of Cash Flows - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses USD ($)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses USD ($)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)
Cash flows from operating activities
Net income	$ 4,481	¥ 368,302	¥ 465,485	¥ 244,212	$ 2,265	¥ 186,159	¥ 241,448	¥ 116,218	$ 2,217	¥ 182,191	¥ 226,322	¥ 128,106
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	12,992	1,067,830	1,175,573	1,414,569	9,357	769,073	844,708	1,065,749	3,635	298,757	330,865	348,820
Provision for doubtful accounts and credit losses	117	9,623	4,140	100,775	71	5,843	1,806	1,905	46	3,780	2,334	98,870
Pension and severance costs, less payments	203	16,711	(23,414)	1,254	187	15,410	(24,867)	55	16	1,301	1,453	1,199
Losses on disposal of fixed assets	408	33,528	36,214	46,937	407	33,448	36,076	46,661	1	80	138	276
Unrealized losses on available-for-sale securities, net	655	53,831	7,915	2,486	655	53,831	7,915	2,486
Deferred income taxes	78	6,395	85,710	25,537	(1,007)	(82,792)	(17,258)	(14,183)	1,085	89,199	103,035	39,759
Equity in (earnings) losses of affiliated companies	(2,405)	(197,701)	(215,016)	(45,408)	(2,391)	(196,544)	(214,229)	(109,944)	(14)	(1,157)	(787)	64,536
Changes in operating assets and liabilities, and other	1,143	93,916	487,402	768,168	2,226	182,931	591,378	733,338	(889)	(73,020)	(106,416)	133,275
Net cash provided by operating activities	17,672	1,452,435	2,024,009	2,558,530	11,770	967,359	1,466,977	1,842,285	6,097	501,131	556,944	814,841
Cash flows from investing activities
Additions to finance receivables	(101,390)	(8,333,248)	(8,438,785)	(7,806,201)					(163,715)	(13,455,792)	(14,323,261)	(13,492,119)
Collection of and proceeds from sales of finance receivables	98,086	8,061,710	8,003,940	7,517,968					160,215	13,168,058	13,887,751	13,107,531
Additions to fixed assets excluding equipment leased to others	(8,803)	(723,537)	(629,326)	(604,536)	(8,685)	(713,867)	(621,302)	(599,154)	(118)	(9,670)	(8,024)	(5,382)
Additions to equipment leased to others	(9,838)	(808,545)	(1,061,865)	(833,065)	(1,644)	(135,054)	(78,559)	(64,345)	(8,194)	(673,491)	(983,306)	(768,720)
Proceeds from sales of fixed assets excluding equipment leased to others	446	36,633	51,342	52,473	441	36,203	50,742	46,070	5	430	600	6,403
Proceeds from sales of equipment leased to others	5,248	431,313	486,695	465,092	252	20,689	17,700	36,668	4,996	410,624	468,995	428,424
Purchases of marketable securities and security investments	(38,614)	(3,173,634)	(4,421,807)	(2,412,182)	(31,218)	(2,565,772)	(4,063,499)	(2,310,912)	(7,396)	(607,862)	(358,308)	(101,270)
Proceeds from sales of and maturity of marketable securities and security investments	34,759	2,856,825	3,716,156	1,108,741	27,106	2,227,812	3,423,618	1,012,781	7,653	629,013	292,538	95,960
Payment for additional investments in affiliated companies, net of cash acquired	(2)	(147)	(299)	(1,020)	(2)	(147)	(299)	(1,020)
Changes in investments and other assets, and other	2,555	209,972	177,605	(337,454)	2,603	213,957	394,479	(259,089)	(148)	(12,206)	18,303	102,497
Net cash used in investing activities	(17,553)	(1,442,658)	(2,116,344)	(2,850,184)	(11,147)	(916,179)	(877,120)	(2,139,001)	(6,702)	(550,896)	(1,004,712)	(626,676)
Cash flows from financing activities
Proceeds from issuance of long-term debt	29,138	2,394,807	2,931,436	3,178,310	484	39,803	15,318	492,300	28,947	2,379,152	2,934,588	2,733,465
Payments of long-term debt	(34,889)	(2,867,572)	(2,489,632)	(2,938,202)	(3,585)	(294,646)	(309,862)	(77,033)	(31,733)	(2,608,135)	(2,306,139)	(2,926,308)
Increase (decrease) in short-term borrowings	3,792	311,651	162,260	(335,363)	2,897	238,072	(86,884)	(249,238)	1,132	93,002	122,619	(251,544)
Dividends paid	(1,908)	(156,785)	(141,120)	(172,476)	(1,908)	(156,785)	(141,120)	(172,476)
Purchase of common stock, and other	(456)	(37,448)	(28,617)	(10,251)	(456)	(37,448)	(28,617)	(10,251)
Net cash provided by (used in) financing activities	(4,323)	(355,347)	434,327	(277,982)	(2,568)	(211,004)	(551,165)	(16,698)	(1,654)	(135,981)	751,068	(444,387)
Effect of exchange rate changes on cash and cash equivalents	(681)	(55,939)	(127,029)	(8,898)	(439)	(36,093)	(76,960)	4,092	(242)	(19,846)	(50,069)	(12,990)
Net decrease in cash and cash equivalents	(4,885)	(401,509)	214,963	(578,534)	(2,384)	(195,917)	(38,268)	(309,322)	(2,501)	(205,592)	253,231	(269,212)
Cash and cash equivalents at beginning of year	25,316	2,080,709	1,865,746	2,444,280	15,824	1,300,553	1,338,821	1,648,143	9,492	780,156	526,925	796,137
Cash and cash equivalents at end of year	$ 20,431	¥ 1,679,200	¥ 2,080,709	¥ 1,865,746	$ 13,440	¥ 1,104,636	¥ 1,300,553	¥ 1,338,821	$ 6,991	¥ 574,564	¥ 780,156	¥ 526,925

Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation, basic	$ 3,450	¥ 283,559		¥ 408,183		¥ 209,456
Effect of dilutive securities
Assumed exercise of dilutive stock options	0	(3)		0
Net income attributable to Toyota Motor Corporation, diluted	$ 3,450	¥ 283,556		¥ 408,183		¥ 209,456
Weighted-average shares, basic	3,143,470	3,143,470	3,135,881	3,135,881	3,135,986	3,135,986
Effect of dilutive securities
Assumed exercise of dilutive stock options	0	0	34	34	12	12
Weighted-average shares, diluted	3,143,470	3,143,470	3,135,915	3,135,915	3,135,998	3,135,998
Net income attributable to Toyota Motor Corporation per share, basic	$ 1.1	¥ 90.21		¥ 130.17		¥ 66.79
Effect of dilutive securities
Assumed exercise of dilutive stock options
Net income attributable to Toyota Motor Corporation per share, diluted	$ 1.1	¥ 90.2		¥ 130.16		¥ 66.79

Toyota Motor Corporation Shareholders' Equity Per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued and outstanding at the end of the year (excluding treasury stock)	3,166,810	3,166,810	3,135,699
Total Toyota Motor Corporation Shareholders' equity	$ 128,364	¥ 10,550,261	¥ 10,332,371
Toyota Motor Corporation Shareholders' equity per share	$ 40.53	¥ 3,331.51	¥ 3,295.08

Summarizes Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Time deposits USD ($)	Mar. 31, 2012 Time deposits JPY (¥)	Mar. 31, 2011 Time deposits JPY (¥)	Mar. 31, 2012 Government bonds USD ($)	Mar. 31, 2012 Government bonds JPY (¥)	Mar. 31, 2011 Government bonds JPY (¥)	Mar. 31, 2012 Common stocks USD ($)	Mar. 31, 2012 Common stocks JPY (¥)	Mar. 31, 2011 Common stocks JPY (¥)	Mar. 31, 2012 Other Investments USD ($)	Mar. 31, 2012 Other Investments JPY (¥)	Mar. 31, 2011 Other Investments JPY (¥)	Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Government bonds USD ($)	Mar. 31, 2012 Level 1 Government bonds JPY (¥)	Mar. 31, 2011 Level 1 Government bonds JPY (¥)	Mar. 31, 2012 Level 1 Common stocks USD ($)	Mar. 31, 2012 Level 1 Common stocks JPY (¥)	Mar. 31, 2011 Level 1 Common stocks JPY (¥)	Mar. 31, 2012 Level 1 Other Investments USD ($)	Mar. 31, 2012 Level 1 Other Investments JPY (¥)	Mar. 31, 2011 Level 1 Other Investments JPY (¥)	Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Time deposits USD ($)	Mar. 31, 2012 Level 2 Time deposits JPY (¥)	Mar. 31, 2011 Level 2 Time deposits JPY (¥)	Mar. 31, 2012 Level 2 Government bonds USD ($)	Mar. 31, 2012 Level 2 Government bonds JPY (¥)	Mar. 31, 2012 Level 2 Other Investments USD ($)	Mar. 31, 2012 Level 2 Other Investments JPY (¥)	Mar. 31, 2011 Level 2 Other Investments JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Other Investments USD ($)	Mar. 31, 2012 Level 3 Other Investments JPY (¥)
Assets
Cash equivalents	$ 8,620	¥ 708,504	¥ 787,850													$ 5,902	¥ 485,119	¥ 729,569										$ 2,718	¥ 223,385	¥ 58,281
Time deposits				609	50,000	120,000																									609	50,000	120,000
Marketable securities and other securities investments							43,824	3,601,912	3,127,170	12,584	1,034,319	960,229	6,047	496,944	576,951				43,760	3,596,625	3,127,170	12,584	1,034,319	960,229	496	40,711	37,842							64	5,287	5,530	454,549	539,109				21	1,684
Derivative financial instruments	3,619	297,496	417,306																									3,527	289,931	405,524									92	7,565	11,782
Total	75,303	6,189,175	5,989,506													62,742	5,156,774	4,854,810										12,448	1,023,152	1,122,914									113	9,249	11,782
Liabilities
Derivative financial instruments	(2,229)	(183,173)	(220,271)																									(2,194)	(180,347)	(215,283)									(35)	(2,826)	(4,988)
Total	$ (2,229)	¥ (183,173)	¥ (220,271)																									$ (2,194)	¥ (180,347)	¥ (215,283)									$ (35)	¥ (2,826)	¥ (4,988)

Fair value measurements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Financing receivable USD ($)	Mar. 31, 2012 Level 3 Financing receivable JPY (¥)	Mar. 31, 2011 Level 3 Financing receivable JPY (¥)	Mar. 31, 2011 Other securities JPY (¥)	Mar. 31, 2011 Derivative financial instruments JPY (¥)	Mar. 31, 2012 Japan Government bonds	Mar. 31, 2011 Japan Government bonds	Mar. 31, 2012 Japan Common stocks	Mar. 31, 2011 Japan Common stocks	Mar. 31, 2012 US And European Government Government bonds	Mar. 31, 2011 US And European Government Government bonds
Fair Value Measurements [Line Items]
Percentage of assets									60.00%	77.00%	83.00%	86.00%	40.00%	23.00%
Retained interests in securitized financial receivables							¥ (13,165)
Transfers into Level 2 due to be measured at observable inputs								(21,413)
Finance receivables, fair value	390	32,056	32,338
Fair value, assets measured on nonrecurring basis, gain				$ 21	¥ 1,736	¥ 2,083

Summarizes Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Investments USD ($)	Mar. 31, 2012 Investments JPY (¥)	Mar. 31, 2011 Investments JPY (¥)	Mar. 31, 2010 Investments JPY (¥)	Mar. 31, 2012 Derivative financial instruments USD ($)	Mar. 31, 2012 Derivative financial instruments JPY (¥)	Mar. 31, 2011 Derivative financial instruments JPY (¥)	Mar. 31, 2010 Derivative financial instruments JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	$ 83	¥ 6,794	¥ 19,026	¥ 13,847			¥ 13,134	¥ 19,581	$ 83	¥ 6,794	¥ 5,892	¥ (5,734)
Total gains (losses)
Included in earnings	78	6,476	31,771	24,416			433	(641)	78	6,476	31,338	25,057
Included in other comprehensive income			779	(99)			779	(99)
Purchases and issuances
Purchases, issuances and settlements			(9,191)	(19,958)			(810)	(6,376)			(8,381)	(13,582)
Settlements	(47)	(3,832)							(47)	(3,832)
Other	(36)	(3,015)	(35,591)	820	21	1,684	(13,536)	669	(57)	(4,699)	(22,055)	151
Balance at end of year	$ 78	¥ 6,423	¥ 6,794	¥ 19,026	$ 21	¥ 1,684		¥ 13,134	$ 57	¥ 4,739	¥ 6,794	¥ 5,892